Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (99.3%)
Agency Fixed Rate Mortgages (22.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
3.50%, 8/1/49	$150	$137
4.00%, 4/1/49 - 11/1/49	476	455
4.50%, 2/1/49	286	282
Gold Pools:
3.50%, 1/1/44 - 4/1/49	729	684
4.00%, 6/1/44 - 1/1/48	278	269
5.41%, 7/1/37 - 8/1/37	10	9
5.44%, 1/1/37 - 2/1/38	39	36
5.46%, 8/1/37 - 1/1/38	26	26
5.50%, 8/1/37 - 11/1/37	39	37
5.62%, 12/1/36 - 8/1/37	36	36
6.00%, 10/1/36 - 8/1/38	35	37
6.50%, 12/1/25 - 8/1/33	45	46
7.00%, 6/1/28 - 11/1/31	12	12
Federal National Mortgage Association,
Conventional Pools:
3.50%, 8/1/45 - 1/1/50	2,730	2,528
4.00%, 11/1/41 - 9/1/49	2,351	2,263
4.50%, 3/1/41 - 8/1/49	925	912
5.00%, 3/1/41	75	77
5.50%, 6/1/35 - 1/1/37	26	27
5.62%, 12/1/36	17	16
6.50%, 4/1/24 - 1/1/34	332	344
7.00%, 5/1/28 - 12/1/33	50	51
9.50%, 4/1/30	5	6
January TBA
3.50%, 1/1/54 (a)	24,675	22,659
4.00%, 1/1/54 (a)	7,350	6,958
4.50%, 1/1/54 (a)	18,800	18,245
5.00%, 1/1/54 (a)	53,825	53,304
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 - 7/20/49	721	682
4.00%, 8/20/41 - 11/20/49	1,896	1,830
4.50%, 4/20/49 - 7/20/49	171	166
5.00%, 12/20/48	19	18
6.50%, 5/15/40	173	181
		112,333
Asset-Backed Securities (13.4%)
510 Asset Backed 2021-NPL1 Trust,
2.24%, 6/25/61 (b)	1,325	1,263
AASET U.S. Ltd.,
4.45%, 11/18/38 (b)	1,420	1,274
ACHV ABS Trust,
Series 2023-3PL Class B
7.17%, 8/19/30 (b)	200	200
Allegro CLO XI Ltd.,
3 Month Term SOFR + 1.65%, 7.05%, 1/19/33 (b)(c)	2,150	2,153
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)	1,001	1,001
Aqua Finance Trust,
3.47%, 7/16/40 (b)	682	638
BCMSC Trust,
7.51%, 1/15/29 (c)	1,088	1,053
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)	572	498
Blackbird Capital II Aircraft Lease Ltd.,
2.44%, 7/15/46 (b)	1,202	1,039
Cascade Funding Mortgage Trust,
3.73%, 6/25/36 (b)(c)	3,825	3,646
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)	1,009	971
CFMT LLC,
3.25%, 9/25/37 (b)(c)	1,840	1,507
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (b)	2,125	1,916
Conn's Receivables Funding LLC,
9.52%, 12/15/26 (b)	1,667	1,673
Series 2023-A Class B
10.00%, 1/17/28 (b)	370	375
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	17	14
Dell Equipment Finance Trust,
Series 2023-3 Class A3
5.93%, 4/23/29 (b)	675	688
ELFI Graduate Loan Program LLC,
4.51%, 8/26/47 (b)	1,367	1,315
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)	1,334	1,224
FMC GMSR Issuer Trust,
7.90%, 7/25/27 (b)	2,675	2,711
FortiFi,
Series 2023-1A Class A
6.23%, 9/20/59 (b)	2,920	2,870
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)	1,595	844
GCI Funding I LLC,
2.82%, 10/18/45 (b)	626	568
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)	784	738
Class A2
3.21%, 1/22/29 (b)	1,908	1,773
Goodgreen Trust,
5.53%, 4/15/55 (b)	1,609	1,266
5.74%, 10/15/56 (b)	2,317	1,827
Helios Issuer LLC,
Series 2023-GRID1 Class 1A
5.75%, 12/20/50 (b)	492	505
JOL Air Ltd.,
4.95%, 4/15/44 (b)	223	173

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
LUNAR Aircraft Ltd.,
3.38%, 2/15/45 (b)	$327	$290
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)	678	587
MAPS Ltd.,
4.21%, 5/15/43 (b)	266	239
Marlette Funding Trust,
Series 2023-3A Class B
6.71%, 9/15/33 (b)	2,300	2,326
METAL LLC,
4.58%, 10/15/42 (b)	516	320
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)	483	423
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 7.95%, 2/25/44 (b)(c)	186	184
Class A
Daily U.S. Prime Rate - 0.50%, 8.00%, 7/25/50 (b)(c)	970	968
PMC PLS ESR Issuer LLC,
5.11%, 2/25/27 (b)	1,632	1,577
PMT Issuer Trust - FMSR,
1 Month USD LIBOR + 3.11%, 8.47%, 3/25/26 (b)(c)	3,900	3,857
SOFR30A + 4.19%, 9.53%, 6/25/27 (b)(c)	2,700	2,707
Preston Ridge Partners Mortgage LLC,
1.74%, 9/25/26 (b)(c)	1,702	1,645
2.36%, 10/25/26 (b)	1,870	1,817
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (b)	881	870
Progress Residential Trust,
2.31%, 5/17/38 (b)	650	592
PRPM LLC,
5.56%, 6/25/27 (b)	2,029	2,002
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)	1,932	1,557
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%,8.00%, 12/27/44 (b)(c)	246	242
Republic Finance Issuance Trust,
3.54%, 11/20/30 (b)	1,385	1,331
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A Class A2A
5.00%, 9/15/48 (b)	2,050	1,930
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (b)	1,827	1,732
Start II Ltd.,
4.09%, 3/15/44 (b)	242	220
Start Ltd.,
4.09%, 5/15/43 (b)	2,283	2,059
Sunbird Engine Finance LLC,
3.67%, 2/15/45 (b)	821	701
VOLT XCIV LLC,
2.24%, 2/27/51 (b)	1,711	1,671
Willis Engine Structured Trust VII,
Series 2023-A Class A
8.00%, 10/15/48 (b)	729	727
		68,297
Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
IO
4.33%, 11/25/55 (c)	7,625	1,956
Federal Home Loan Mortgage Corporation,
IO REMIC
5.89% - SOFR30A, 0.55%, 11/15/43 (d)	369	30
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	18	2
IO STRIPS
6.50%, 9/25/29 - 12/25/29	93	9
8.50%, 10/25/25	2	—	@
REMIC
7.00%, 9/25/32	79	83
Government National Mortgage Association,
IO
5.00%, 2/16/41	77	15
		2,095
Commercial Mortgage-Backed Securities (14.2%)
BANK 2019-BNK21,
IO
0.84%, 10/17/52 (c)	13,993	523
BANK 2020-BNK30,
2.92%, 12/15/53 (c)	4,200	2,411
Benchmark Mortgage Trust,
3.76%, 7/15/53 (b)	2,000	1,843
IO
0.88%, 9/15/48 (b)(c)	31,000	642
BF Mortgage Trust,
1 Month Term SOFR + 1.75%, 7.36%, 12/15/35 (b)(c)	2,500	1,985
BPR Trust,
1 Month Term SOFR + 3.00%, 8.36%, 5/15/39 (b)(c)	3,170	3,182
BXP Trust,
1 Month Term SOFR + 3.05%, 8.41%, 11/15/34 (b)(c)	1,150	828
Citigroup Commercial Mortgage Trust,
3.50%, 12/10/41 (b)(c)	1,100	751
IO
0.71%, 11/10/48 (c)	2,282	22
0.87%, 9/10/58 (c)	4,115	44
COMM Mortgage Trust,
3.40%, 8/15/57 (b)(c)	1,400	1,310
IO

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
0.65%, 10/10/47 (c)	$2,350	$5
0.91%, 7/15/47 (c)	2,082	3
CSMC Trust,
1 Month Term SOFR + 4.08%, 9.45%, 4/15/26 (b)(c)	2,590	2,548
CSWF Corp.,
1 Month Term SOFR + 1.68%, 7.04%, 6/15/34 (b)(c)	1,480	1,151
DROP Mortgage Trust,
1 Month Term SOFR + 1.26%, 6.63%, 10/15/43 (b)(c)	3,525	3,269
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
IO
0.32%, 11/25/27 (c)	22,981	254
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
IO
2.63%, 1/25/49 (c)	17,200	2,503
2.63%, 1/25/49 (c)	4,091	574
2.65%, 2/25/49 (c)	9,522	1,404
2.73%, 9/25/48 (c)	16,800	2,416
2.74%, 8/25/48 (c)	5,484	758
2.88%, 1/25/49 (c)	7,514	1,284
2.98%, 1/25/32 (c)	5,775	1,035
3.07%, 11/25/36 (c)	4,400	1,144
3.09%, 4/25/39 (c)	3,200	811
3.21%, 5/25/32 (c)	11,220	2,250
3.46%, 10/25/38 (c)	3,500	982
3.56%, 6/25/54 (c)	6,549	1,476
3.80%, 6/25/50 (c)	8,000	1,905
4.15%, 8/25/54 (c)	5,300	1,401
FREMF 2016-KF21 Mortgage Trust,
SOFR30A + 5.36%, 10.70%, 7/25/26 (b)(c)	45	42
FREMF 2017-KF27 Mortgage Trust,
SOFR30A + 4.36%, 9.80%, 12/25/26 (b)(c)	61	59
FS Commercial Mortgage Trust,
Series 2023-4SZN
7.07%, 11/10/39 (b)	1,775	1,851
GS Mortgage Securities Trust,
4.09%, 8/10/46 (b)(c)	51	49
IO
0.68%, 9/10/47 (c)	4,147	9
1.19%, 10/10/48 (c)	4,403	71
Jackson Park Trust,
3.24%, 10/14/39 (b)(c)	1,700	1,310
JP Morgan Chase Commercial Mortgage Securities Trust,
1 Month Term SOFR + 2.56%, 7.93%, 4/15/38 (b)(c)	2,400	2,328
IO
0.51%, 4/15/46 (c)	6,956	19
0.57%, 12/15/49 (c)	3,541	45
0.70%, 7/15/47 (c)	3,563	—	@
JPMBB Commercial Mortgage Securities Trust,
4.67%, 4/15/47 (b)(c)	775	725
IO
0.89%, 8/15/47 (c)	2,721	3
Manhattan West Mortgage Trust,
2.34%, 9/10/39 (b)(c)	1,500	1,274
MF1 2021-W10X,
1 Month Term SOFR + 2.82%, 8.18%, 12/15/34 (b)(c)	4,350	4,066
MFT Mortgage Trust,
3.28%, 8/10/40 (b)(c)	1,000	622
3.48%, 2/10/42 (b)(c)	800	345
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)	1,000	320
Natixis Commercial Mortgage Securities Trust,
4.13%, 5/15/39 (b)(c)	2,300	1,897
4.32%, 1/15/43 (b)(c)	800	654
1 Month Term SOFR + 2.28%, 7.64%, 7/15/36 (b)(c)	2,300	1,927
Olympic Tower Mortgage Trust,
3.57%, 5/10/39 (b)	2,900	2,515
ORL Trust,
Series 2023-GLKS
7.71%, 10/19/36 (b)(c)	850	853
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (b)(c)	1,900	1,698
SLG Office Trust,
IO
0.26%, 7/15/41 (b)(c)	34,800	490
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 7.55%, 5/15/37 (b)(c)	3,950	3,925
TYSN Mortgage Trust,
Series 2023-CRNR
6.80%, 12/10/33 (b)(c)	1,717	1,793
VMC Finance 2021-HT1 LLC,
1 Month Term SOFR + 1.76%, 7.12%, 1/18/37 (b)(c)	2,387	2,344
WFRBS Commercial Mortgage Trust,
4.01%, 5/15/45 (b)(c)	411	379
		72,327
Corporate Bonds (26.6%)
Finance (10.6%)
AIB GROUP PLC,
6.61%, 9/13/29 (b)	1,000	1,055
Aviation Capital Group LLC,
6.38%, 7/15/30 (b)	1,425	1,469
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (b)	1,660	1,409
Banco Santander SA,
4.18%, 3/24/28	1,400	1,348
Bank Hapoalim BM,
3.26%, 1/21/32	2,075	1,804

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Bank of America Corp.,
2.69%, 4/22/32	$3,675	$3,104
4.57%, 4/27/33	3,225	3,076
Bank of Ireland Group PLC,
2.03%, 9/30/27 (b)	1,425	1,301
BNP Paribas SA,
5.34%, 6/12/29 (b)	737	748
BPCE SA,
5.15%, 7/21/24 (b)	2,750	2,727
CaixaBank SA,
6.21%, 1/18/29 (b)	850	868
6.84%, 9/13/34 (b)	275	291
Centene Corp.,
2.50%, 3/1/31	3,050	2,545
Charles Schwab Corp.,
5.85%, 5/19/34	1,370	1,415
Citigroup, Inc.,
3.79%, 3/17/33	1,275	1,147
Credit Agricole SA,
6.32%, 10/3/29 (b)	800	839
Deutsche Bank AG,
7.15%, 7/13/27	1,800	1,869
Extra Space Storage LP,
2.40%, 10/15/31	1,825	1,507
Global Atlantic Fin Co.,
4.70%, 10/15/51 (b)	1,320	1,133
Grupo Aval Ltd.,
4.38%, 2/4/30 (b)	561	477
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (b)	1,470	1,382
JPMorgan Chase & Co.,
2.55%, 11/8/32	2,125	1,774
5.35%, 6/1/34	1,475	1,497
LPL Holdings, Inc.,
6.75%, 11/17/28	625	667
Macquarie Group Ltd.,
2.87%, 1/14/33 (b)	1,350	1,111
Metropolitan Life Global Funding I,
5.15%, 3/28/33 (b)	1,050	1,069
Nationwide Building Society,
4.30%, 3/8/29 (b)	1,550	1,486
Nordea Bank Abp,
5.38%, 9/22/27 (b)	1,200	1,221
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (b)	970	913
PNC Financial Services Group, Inc.,
6.88%, 10/20/34	550	611
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (b)	1,475	1,299
Societe Generale SA,
2.63%, 1/22/25 (b)	1,625	1,576
Toronto-Dominion Bank,
8.13%, 10/31/82	1,625	1,695
Truist Financial Corp.,
6.12%, 10/28/33	618	642
7.16%, 10/30/29	1,375	1,486
U.S. Bancorp,
5.84%, 6/12/34	615	635
5.85%, 10/21/33	600	618
UBS Group AG,
6.54%, 8/12/33 (b)	725	774
9.02%, 11/15/33 (b)	725	892
United Overseas Bank Ltd.,
3.86%, 10/7/32 (b)	2,950	2,822
		54,302
Industrials (14.1%)
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 2/15/26 (b)	1,310	1,318
Ashtead Capital, Inc.,
5.95%, 10/15/33 (b)	1,850	1,886
AT&T, Inc.,
3.55%, 9/15/55	2,100	1,511
3.65%, 6/1/51	135	102
BAT Capital Corp.,
2.26%, 3/25/28	2,000	1,791
Boeing Co.,
5.81%, 5/1/50	1,150	1,192
BP Capital Markets PLC,
4.88%, 3/22/30 (e)	700	667
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	2,150	2,206
Charter Communications Operating LLC/ Charter Communications Operating Capital,
3.50%, 3/1/42	3,050	2,124
Compass Minerals International, Inc.,
6.75%, 12/1/27 (b)	1,380	1,368
Concentrix Corp.,
6.60%, 8/2/28	2,450	2,522
Connect Finco SARL/Connect U.S. Finco LLC,
6.75%, 10/1/26 (b)	1,125	1,119
Duke University,
Series 2020
2.83%, 10/1/55	1,600	1,090
Enterprise Products Operating LLC,
3.30%, 2/15/53	300	223
3.70%, 1/31/51	375	299
5.35%, 1/31/33	1,450	1,518
Ford Motor Co.,
3.25%, 2/12/32	1,875	1,560
Ford Motor Credit Co. LLC,
7.12%, 11/7/33	1,275	1,374
7.35%, 3/6/30	1,474	1,585
Foundry JV Holdco LLC,
5.88%, 1/25/34 (b)	1,525	1,568

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
General Motors Financial Co., Inc.,
5.80%, 1/7/29	$1,297	$1,328
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27	715	700
Hyundai Capital America,
1.80%, 1/10/28 (b)	2,650	2,325
6.50%, 1/16/29 (b)	1,675	1,770
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)	1,000	984
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27	1,575	1,450
Johns Hopkins University,
Series A
2.81%, 1/1/60	1,170	767
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (b)	1,150	1,128
Legacy LifePoint Health LLC,
4.38%, 2/15/27 (b)	53	49
McAfee Corp.,
7.38%, 2/15/30 (b)	1,075	983
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48	1,175	1,021
Medline Borrower LP,
3.88%, 4/1/29 (b)	1,410	1,277
NBN Co. Ltd.,
2.63%, 5/5/31 (b)	2,400	2,065
New Fortress Energy, Inc.,
6.50%, 9/30/26 (b)	93	89
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (b)	2,542	2,396
NOVA Chemicals Corp.,
4.25%, 5/15/29 (b)	1,510	1,273
ONEOK, Inc.,
6.05%, 9/1/33	1,450	1,537
Oracle Corp.,
3.60%, 4/1/50	2,300	1,706
Petrobras Global Finance BV,
6.50%, 7/3/33	1,379	1,401
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (b)	450	425
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (b)	1,400	1,222
Rogers Communications, Inc.,
4.55%, 3/15/52	2,550	2,226
S&P Global, Inc.,
5.25%, 9/15/33 (b)	1,800	1,885
Seattle Children's Hospital,
Series 2021
2.72%, 10/1/50	2,750	1,824
Silgan Holdings, Inc.,
1.40%, 4/1/26 (b)	2,150	1,965
Syngenta Finance NV,
4.89%, 4/24/25 (b)	975	962
Tapestry, Inc.,
7.00%, 11/27/26	425	441
7.05%, 11/27/25	275	281
Trivium Packaging Finance BV,
5.50%, 8/15/26 (b)	1,381	1,356
Var Energi ASA,
7.50%, 1/15/28 (b)	1,025	1,088
VICI Properties LP/VICI Note Co., Inc.,
5.75%, 2/1/27 (b)	1,025	1,029
Vontier Corp.,
2.40%, 4/1/28	2,700	2,375
Warnermedia Holdings, Inc.,
5.05%, 3/15/42	925	816
5.14%, 3/15/52	1,500	1,288
Williams Cos., Inc.,
5.30%, 8/15/28	1,425	1,460
		71,915
Utilities (1.9%)
Fells Point Funding Trust,
3.05%, 1/31/27 (b)	2,275	2,145
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)	1,400	1,183
Mississippi Power Co.,
3.95%, 3/30/28	2,325	2,262
Northern States Power Co.,
2.90%, 3/1/50	1,400	983
Pacific Gas & Electric Co.,
4.95%, 7/1/50	1,625	1,392
Virginia Electric & Power Co.,
2.95%, 11/15/51	2,275	1,550
		9,515
		135,732
Mortgages - Other (8.7%)
Adjustable Rate Mortgage Trust,
5.70%, 6/25/35 (c)	30	30
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (b)	1,249	1,141
Banc of America Alternative Loan Trust,
1 Month Term SOFR + 0.76%, 6.00%, 7/25/46 (c)	90	67
6.36%, 10/25/36	389	112
Banc of America Funding Trust,
5.25%, 7/25/37	10	9
BBCMS Mortgage Trust,
IO
0.46%, 12/15/55 (c)	18,398	674
Bear Stearns ARM Trust,
4.50%, 2/25/34 (c)	367	342
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (b)(c)	1,434	1,300

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages - Other (cont'd)
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)		$2,087	$1,813
1.75%, 10/25/61 (b)(c)		2,190	1,978
BX Commercial Mortgage Trust,
Class A
1 Month Term SOFR + 2.28%,
7.64%, 6/15/40 (b)(c)		2,050	2,049
Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c)		2,077	2,011
CFMT 2022-HB8 LLC,
3.75%, 4/25/25 (b)(c)		2,650	2,499
CFMT LLC,
1.94%, 9/25/50 (b)(c)		1,642	1,574
ChaseFlex Trust,
6.00%, 2/25/37		592	232
COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (b)(c)		1,229	1,090
Countrywide Alternative Loan Trust,
1 Month Term SOFR + 0.47%, 5.83%, 5/25/47 (c)		64	56
E-MAC NL 2004-I BV,
3 Month EURIBOR + 0.18%, 6.22%, 7/25/36 (c)	EUR	263	273
GCAT 2022-NQM3 Trust,
4.35%, 4/25/67 (b)(c)		$4,288	4,163
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (b)(c)		3,213	3,027
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 4.06%, 3/22/43 (c)	EUR	259	252
Imperial Fund Mortgage Trust,
2.49%, 2/25/67 (b)(c)		$2,310	2,039
JP Morgan Mortgage Trust,
4.30%, 6/25/37 (c)		49	39
Legacy Mortgage Asset Trust,
6.25%, 2/25/60 (b)		1,739	1,748
Lehman Mortgage Trust,
6.50%, 9/25/37		623	205
LHOME Mortgage Trust,
Series 2023-RTL2 Class A1
8.00%, 6/25/28 (b)(c)		425	429
NYMT Loan Trust,
5.94%, 10/25/60 (b)(c)		2,218	2,217
OBX Trust,
3.50%, 2/25/60 (b)(c)		346	306
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55		902	795
Seasoned Credit Risk Transfer Trust,
3.00%, 8/25/57 - 3/25/58		1,551	1,353
4.00%, 8/25/56 (b)(c)		1,000	917
4.25%, 8/25/59 - 11/25/60 (b)(c)		6,550	5,827
4.75%, 7/25/56 - 10/25/58 (b)(c),(c)		2,664	2,494
VOLT XCIII LLC,
1.89%, 2/27/51 (b)		1,402	1,342
			44,403
Municipal Bonds (0.9%)
Chicago O'Hare International Airport, IL,
O’Hare International Airport Revenue,
Series 2010B
6.40%, 1/1/40		255	291
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	291
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds,
Series A
6.18%, 1/1/34		477	525
Onondaga Civic Development Corp., NY,
3.07%, 12/1/55		2,925	1,987
University of Michigan, MI,
Series A
4.45%, 4/1/2122		1,645	1,480
			4,574
Sovereign (1.0%)
Dominican Republic International Bond,
5.88%, 1/30/60 (b)		700	607
Export-Import Bank of India,
3.25%, 1/15/30 (b)		670	613
3.88%, 2/1/28 (b)		505	486
Mexico Government International Bond,
3.25%, 4/16/30		750	680
3.75%, 4/19/71		850	570
Petroleos Mexicanos,
6.50%, 3/13/27		2,200	2,052
Philippine Government International Bond,
4.20%, 3/29/47		420	377
			5,385
Supranational (0.2%)
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (b)		1,240	1,060

U.S. Treasury Securities (11.9%)
U.S. Treasury Note,
0.25%, 10/31/25		5,700,000	5,295
3.50%, 4/30/28		28,175,000	27,731
4.25%, 5/31/25		27,650,000	27,553
			60,579
Total Fixed Income Securities (Cost $531,421)			506,785

Shares
Short-Term Investments (20.3%)
Investment Company (11.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (f) (Cost $56,448)	56,447,908	56,448

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (9.2%)
U.S. Treasury Bill,
5.38%, 2/6/24 (g)	$23,000	$22,879
5.40%, 2/27/24 (g)	21,000	20,826
5.53%, 4/18/24 (g)(h)	3,250	3,200
Total U.S. Treasury Securities (Cost $46,903)		46,905
Total Short-Term Investments (Cost $103,351)		103,353
Total Investments (119.6%) (Cost $634,772) Including $3,200 of Securities Loaned (i)(j)		610,138
Liabilities in Excess of Other Assets (–19.6%)		(99,935)
Net Assets (100.0%)		$510,203

@	Face Amount/Value is less than $500.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2023.
(e)	Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2023.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2023, advisory fees paid were reduced by approximately $21,000 relating to the Fund's investment in the Liquidity Funds.
(g)	Rate shown is the yield to maturity at December 31, 2023.
(h)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2023, were approximately $3,200,000 and $3,262,000 respectively. The Fund received non-cash collateral of approximately $3,262,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(j)	At December 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,470,000 and the aggregate gross unrealized depreciation is approximately $32,370,000, resulting in net unrealized depreciation of approximately $18,900,000.
CLO	Collateralized Loan Obligation.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.		$861	CAD	1,178	2/8/24	$29
Australia & New Zealand Banking Group Ltd.		$1,194	EUR	1,096	2/8/24	18
Australia & New Zealand Banking Group Ltd.		$1,047	EUR	968	2/8/24	23
Bank of America NA	GBP	5,841		$7,190	2/8/24	(258)
Bank of America NA		$2,765	INR	230,813	2/8/24	5
Bank of America NA		$1,802	PEN	6,808	2/8/24	36
Barclays Bank PLC	CAD	1,015		$738	2/8/24	(28)
Barclays Bank PLC		$1,318	AUD	2,047	2/8/24	79
Barclays Bank PLC		$1,422	EUR	1,303	2/8/24	18
Barclays Bank PLC		$760	EUR	703	2/8/24	17
BNP Paribas SA	CAD	1,015		$737	2/8/24	(29)
BNP Paribas SA	CNH	20,105		$2,780	2/8/24	(48)
Citibank NA	AUD	8,244		$5,366	2/8/24	(258)
Citibank NA	DOP	32,069		$550	2/8/24	(— @)
Goldman Sachs International	INR	230,813		$2,776	2/8/24	6
Goldman Sachs International		$559	DOP	32,069	2/8/24	(9)
HSBC Bank PLC		$2,786	CNH	20,105	2/8/24	42
HSBC Bank PLC		$2,832	EUR	2,600	2/8/24	42
JPMorgan Chase Bank NA	CAD	9,837		$7,207	2/8/24	(221)
JPMorgan Chase Bank NA	MXN	3,479		$195	2/8/24	(8)
JPMorgan Chase Bank NA		$1,313	AUD	2,047	2/8/24	83
Royal Bank of Canada (UK)		$2,364	CAD	3,229	2/8/24	74
Royal Bank of Canada (UK)		$5,459	CAD	7,459	2/8/24	172
Royal Bank of Canada (UK)		$4,201	GBP	3,381	2/8/24	110
UBS AG	PEN	6,808		$1,805	2/8/24	(34)
UBS AG		$2,704	AUD	4,151	2/8/24	128
UBS AG		$3,494	GBP	2,789	2/8/24	62
Westpac Banking Corp.	EUR	7,014		$7,522	2/8/24	(232)
						$(181)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long:
U.S. Treasury 2 yr. Note (United States)	94	Mar-24	$18,800	$19,356	$199
U.S. Treasury 5 yr. Note (United States)	48	Mar-24	4,800	5,221	32
U.S. Treasury 10 yr. Note (United States)	175	Mar-24	17,500	19,756	612
U.S. Treasury 10 yr. Ultra Note (United States)	55	Mar-24	5,500	6,491	190
U.S. Treasury Long Bond (United States)	73	Mar-24	7,300	9,120	604
U.S. Treasury Ultra Long Bond (United States)	373	Mar-24	37,300	49,831	4,278
					$5,915

@		Value is less than $500.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNH	—	Chinese Yuan Renminbi Offshore
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
MXN	—	Mexican Peso
PEN	—	Peruvian Nuevo Sol
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	18.4%
Short-Term Investments	16.9
Commercial Mortgage-Backed Securities	11.9
Industrials	11.8
Asset-Backed Securities	11.2
U.S. Treasury Securities	9.9
Finance	8.9
Mortgages - Other	7.3
Other*	3.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $109,775,000 with total unrealized appreciation of $5,915,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $181,000.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (93.4%)
Commercial Mortgage-Backed Securities (2.0%)
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 3.14%, 8.50%, 9/9/24 (a)(b)	$1,100	$1,111
J.P. Morgan Chase Commercial Mortgage Securities Trust,
1 Month Term SOFR + 2.18%, 7.54%, 9/15/39 (a)(b)	1,300	1,307
		2,418
Corporate Bonds (91.1%)
Finance (30.9%)
AIB GROUP PLC,
6.61%, 9/13/29 (a)	600	633
Ally Financial, Inc.,
2.20%, 11/2/28	375	319
American National Group LLC,
6.14%, 6/13/32 (a)	550	529
Apollo Global Management, Inc.,
6.38%, 11/15/33	300	323
Assurant, Inc.,
6.10%, 2/27/26	300	305
Aviation Capital Group LLC,
6.25%, 4/15/28 (a)	785	801
6.38%, 7/15/30 (a)	210	216
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)	200	170
Banco Santander SA,
4.18%, 3/24/28	600	578
6.92%, 8/8/33	400	427
6.94%, 11/7/33	400	444
Bank Hapoalim BM,
3.26%, 1/21/32	725	630
Bank of America Corp.,
4.57%, 4/27/33	3,575	3,409
Bank of Ireland Group PLC,
2.03%, 9/30/27 (a)	450	411
Bank of New York Mellon Corp.,
6.47%, 10/25/34	725	803
Banque Federative du Credit Mutuel SA,
5.79%, 7/13/28 (a)	850	878
BBVA Bancomer SA,
8.45%, 6/29/38 (a)	200	213
BPCE SA,
3.12%, 10/19/32 (a)	375	306
CaixaBank SA,
6.21%, 1/18/29 (a)	645	659
6.84%, 9/13/34 (a)	215	227
Centene Corp.,
2.50%, 3/1/31	1,025	855
Charles Schwab Corp.,
6.14%, 8/24/34	500	527
Citigroup, Inc.,
3.06%, 1/25/33	1,175	1,003
3.79%, 3/17/33	475	427
Corporate Office Properties LP,
2.75%, 4/15/31	425	344
Deutsche Bank AG,
7.15%, 7/13/27	450	467
Discover Financial Services,
3.95%, 11/6/24	775	762
Extra Space Storage LP,
3.90%, 4/1/29	750	710
5.70%, 4/1/28	325	333
First-Citizens Bank & Trust Co.,
2.97%, 9/27/25	775	757
Global Atlantic Fin Co.,
3.13%, 6/15/31 (a)	450	369
Goldman Sachs Group, Inc.,
2.62%, 4/22/32	1,400	1,176
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)	375	319
High Street Funding Trust I,
4.11%, 2/15/28 (a)	850	805
HSBC Holdings PLC,
4.04%, 3/13/28	300	289
6.16%, 3/9/29	575	594
Intact Financial Corp.,
5.46%, 9/22/32 (a)	825	828
Intesa Sanpaolo SpA,
7.00%, 11/21/25 (a)	525	538
7.20%, 11/28/33 (a)	575	613
JPMorgan Chase & Co.,
2.55%, 11/8/32	1,675	1,398
5.35%, 6/1/34	1,225	1,243
KeyBank NA,
4.15%, 8/8/25	700	679
5.85%, 11/15/27	350	350
LPL Holdings, Inc.,
6.75%, 11/17/28	325	347
Macquarie Group Ltd.,
6.26%, 12/7/34 (a)(c)	425	444
National Australia Bank Ltd.,
2.33%, 8/21/30 (a)	375	306
PNC Financial Services Group, Inc.,
6.88%, 10/20/34	250	278
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	545	480
Shinhan Bank Co. Ltd.,
4.00%, 4/23/29 (a)	875	818
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	308
5.70%, 7/25/33 (a)	525	531
Stewart Information Services Corp.,
3.60%, 11/15/31	500	390

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Synchrony Financial,
4.50%, 7/23/25	$600	$587
Synovus Financial Corp.,
5.20%, 8/11/25	475	468
Toronto-Dominion Bank,
8.13%, 10/31/82	550	574
Truist Financial Corp.,
6.12%, 10/28/33	325	338
7.16%, 10/30/29	625	676
U.S. Bancorp,
5.84%, 6/12/34	514	530
UBS Group AG,
6.54%, 8/12/33 (a)	350	374
9.02%, 11/15/33 (a)	550	677
UnitedHealth Group, Inc.,
4.50%, 4/15/33	225	224
4.75%, 5/15/52	250	241
5.20%, 4/15/63	525	537
Wells Fargo & Co.,
6.30%, 10/23/29	50	53
		36,848
Industrials (51.6%)
AbbVie, Inc.,
4.50%, 5/14/35	300	294
Adventist Health System,
5.43%, 3/1/32	325	331
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	382	372
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	440	301
Amazon.com, Inc.,
3.10%, 5/12/51	900	670
Amgen, Inc.,
5.25%, 3/2/33	450	462
5.75%, 3/2/63	350	368
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	775	760
AP Moller - Maersk AS,
5.88%, 9/14/33 (a)(c)	225	235
Apple, Inc.,
2.95%, 9/11/49	1,050	772
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	325	295
AT&T, Inc.,
3.55%, 9/15/55	875	630
3.65%, 6/1/51	250	188
4.50%, 5/15/35	725	687
BAT Capital Corp.,
2.26%, 3/25/28	575	515
3.73%, 9/25/40	250	184
6.42%, 8/2/33	325	340
Berry Global, Inc.,
5.50%, 4/15/28 (a)	250	253
Boeing Co.,
5.81%, 5/1/50	550	570
BP Capital Markets America, Inc.,
4.81%, 2/13/33	325	328
BP Capital Markets PLC,
4.88%, 3/22/30 (d)	550	524
Broadcom, Inc.,
3.19%, 11/15/36 (a)	425	345
Burlington Northern Santa Fe LLC,
5.20%, 4/15/54	225	234
Carrier Global Corp.,
6.20%, 3/15/54 (a)	200	231
CBRE Services, Inc.,
5.95%, 8/15/34	275	289
Cedars-Sinai Health System,
Series 2021
2.29%, 8/15/31	620	516
Celanese US Holdings LLC,
6.35%, 11/15/28	575	604
6.70%, 11/15/33	366	397
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42	225	157
4.80%, 3/1/50	135	105
5.13%, 7/1/49	365	297
6.38%, 10/23/35	175	178
Chevron USA, Inc.,
0.69%, 8/12/25	1,200	1,129
Columbia Pipelines Holding Co. LLC,
6.04%, 8/15/28 (a)	250	258
6.06%, 8/15/26 (a)	50	51
Comcast Corp.,
2.89%, 11/1/51	325	220
3.75%, 4/1/40	575	495
CommonSpirit Health,
6.07%, 11/1/27	575	592
Concentrix Corp.,
6.65%, 8/2/26	850	872
Continental Resources, Inc.,
2.88%, 4/1/32 (a)	1,100	893
CVS Health Corp.,
1.88%, 2/28/31	550	453
5.05%, 3/25/48	575	538
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	875	861
Diamondback Energy, Inc.,
6.25%, 3/15/33	450	481
Electricite de France SA,
6.25%, 5/23/33 (a)	350	379

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Enbridge, Inc.,
2.50%, 8/1/33	$100	$82
5.70%, 3/8/33	725	754
Energy Transfer LP,
4.95%, 5/15/28	675	672
6.40%, 12/1/30	350	375
Enterprise Products Operating LLC,
3.30%, 2/15/53	450	334
3.70%, 1/31/51	100	80
5.35%, 1/31/33	175	183
EQT Corp.,
5.70%, 4/1/28	575	584
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	325	307
Ford Motor Credit Co. LLC,
7.12%, 11/7/33	350	377
7.35%, 3/6/30	425	457
GMTN
4.39%, 1/8/26	315	306
Fortune Brands Innovations, Inc.,
5.88%, 6/1/33	300	314
Foundry JV Holdco LLC,
5.88%, 1/25/34 (a)	425	437
General Mills, Inc.,
5.24%, 11/18/25	575	574
General Motors Financial Co., Inc.,
5.80%, 1/7/29	500	512
Gilead Sciences, Inc.,
5.55%, 10/15/53	125	136
Glencore Funding LLC,
2.50%, 9/1/30 (a)(c)	600	515
Global Payments, Inc.,
2.90%, 5/15/30	650	572
HCA, Inc.,
3.50%, 7/15/51	350	247
Home Depot, Inc.,
4.95%, 9/30/26	1,125	1,141
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)	300	291
Hyundai Capital America,
3.00%, 2/10/27 (a)	1,350	1,262
Imperial Brands Finance PLC,
6.13%, 7/27/27 (a)	825	848
Intel Corp.,
3.25%, 11/15/49	300	223
5.70%, 2/10/53 (c)	250	271
International Business Machines Corp.,
2.85%, 5/15/40	275	206
IRB Holding Corp.,
7.00%, 6/15/25 (a)	300	300
J M Smucker Co.,
6.50%, 11/15/43 - 11/15/53	250	283
Jabil, Inc.,
3.00%, 1/15/31	300	260
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27	550	506
JDE Peet's NV,
1.38%, 1/15/27 (a)	875	787
JetBlue Pass-Through Trust,
Series AA
2.75%, 11/15/33	409	346
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	400	353
3.15%, 10/15/31	575	481
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	325	294
Lowe's Cos., Inc.,
5.85%, 4/1/63	600	629
Meta Platforms, Inc.,
5.75%, 5/15/63	375	411
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	598	564
Newell Brands, Inc.,
5.20%, 4/1/26	700	691
Newmont Corp.,
2.25%, 10/1/30	600	518
Nissan Motor Acceptance Co. LLC,
1.85%, 9/16/26 (a)	650	585
6.95%, 9/15/26 (a)(c)	650	672
NOVA Chemicals Corp.,
4.88%, 6/1/24 (a)	141	140
NXP BV/NXP Funding LLC/NXP USA, Inc.,
2.65%, 2/15/32	975	822
Occidental Petroleum Corp.,
7.50%, 5/1/31	600	674
ONEOK, Inc.,
3.10%, 3/15/30	650	584
3.40%, 9/1/29	275	254
Oracle Corp.,
3.60%, 4/1/50	1,150	853
3.85%, 7/15/36	450	392
Peloton Interactive, Inc.,
0.00%, 2/15/26	208	162
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.20%, 6/15/30 (a)	525	551
PepsiCo, Inc.,
4.20%, 7/18/52	500	463
Permian Resources Operating LLC,
5.88%, 7/1/29 (a)	300	293
Perrigo Finance Unlimited Co.,
4.65%, 6/15/30	525	478
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	550	556

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Philip Morris International, Inc.,
5.13%, 11/17/27	$600	$611
QUALCOMM, Inc.,
1.65%, 5/20/32	625	510
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (a)	300	262
Ritchie Bros Holdings, Inc.,
7.75%, 3/15/31 (a)	300	320
Rogers Communications, Inc.,
4.55%, 3/15/52	175	153
RTX Corp.,
6.40%, 3/15/54	400	463
S&P Global, Inc.,
5.25%, 9/15/33 (a)	1,025	1,073
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	575	562
Sigma Alimentos SA de CV,
4.13%, 5/2/26	450	439
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)	500	457
Smithfield Foods, Inc.,
3.00%, 10/15/30 (a)	850	698
Sodexo, Inc.,
2.72%, 4/16/31 (a)	675	574
Syngenta Finance NV,
4.89%, 4/24/25 (a)	300	296
Tapestry, Inc.,
7.00%, 11/27/26	175	181
7.05%, 11/27/25	125	128
T-Mobile USA, Inc.,
2.25%, 11/15/31	400	333
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)	200	171
3.60%, 1/19/28 (a)	500	476
3.98%, 4/11/29 (a)	300	286
Thermo Fisher Scientific, Inc.,
5.20%, 1/31/34	775	812
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	197
United Airlines Pass-Through Trust,
Series 2020-1
5.88%, 4/15/29	550	557
Series 2023-1
5.80%, 7/15/37	600	611
Var Energi ASA,
7.50%, 1/15/28 (a)	600	637
Verizon Communications, Inc.,
1.75%, 1/20/31	1,025	844
2.36%, 3/15/32	625	520
3.40%, 3/22/41	300	239
VICI Properties LP/VICI Note Co., Inc.,
3.88%, 2/15/29 (a)	1,100	1,011
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	725	623
Williams Cos., Inc.,
5.30%, 8/15/28	475	487
5.65%, 3/15/33	525	549
Zimmer Biomet Holdings, Inc.,
5.35%, 12/1/28	675	696
		61,392
Utilities (8.6%)
AEP Transmission Co. LLC,
5.40%, 3/15/53	475	494
Atmos Energy Corp.,
6.20%, 11/15/53	250	294
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	300	203
Calpine Corp.,
5.13%, 3/15/28 (a)	300	288
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	250	237
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53	425	468
Constellation Energy Generation LLC,
6.50%, 10/1/53	275	311
Dominion Energy, Inc.,
5.38%, 11/15/32	400	411
DTE Electric Co.,
3.95%, 3/1/49	450	379
Duke Energy Florida LLC,
6.20%, 11/15/53	300	344
Duke Energy Indiana LLC,
2.75%, 4/1/50	330	214
Duke Energy Ohio, Inc.,
3.65%, 2/1/29	650	626
EDP Finance BV,
6.30%, 10/11/27 (a)	1,125	1,181
Entergy Texas, Inc.,
3.55%, 9/30/49	200	152
Georgia Power Co.,
4.95%, 5/17/33	550	555
Series A
3.25%, 3/15/51	325	235
Interstate Power & Light Co.,
2.30%, 6/1/30	300	257
Metropolitan Edison Co.,
5.20%, 4/1/28 (a)	325	328
New England Power Co.,
5.94%, 11/25/52 (a)	200	210
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	575	492
2.94%, 3/21/24	550	546
Northern States Power Co.,
2.90%, 3/1/50	350	246

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
Pacific Gas & Electric Co.,
3.30%, 8/1/40	$375	$275
4.95%, 7/1/50	350	300
PacifiCorp,
4.15%, 2/15/50	225	183
Pennsylvania Electric Co.,
5.15%, 3/30/26 (a)	300	300
Public Service Co. of Colorado,
5.25%, 4/1/53	100	100
Southern California Edison Co.,
5.88%, 12/1/53	275	296
Virginia Electric & Power Co.,
2.45%, 12/15/50	275	169
2.95%, 11/15/51	150	102
		10,196
		108,436
Sovereign (0.3%)
Petroleos Mexicanos,
6.50%, 3/13/27	302	281
Total Fixed Income Securities (Cost $109,955)		111,135

	Shares
Short-Term Investments (6.8%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (e) (Cost $5,485)	5,484,504	5,485

Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (e) (Cost $776)	776,063	776

	Face Amount (000)
U.S. Treasury Security (1.5%)
U.S. Treasury Bill,
5.53%, 4/18/24 (c)(f)(g) (Cost $1,835)	$1,865	1,836
Total Short-Term Investments (Cost $8,096)		8,097
Total Investments (100.2%) (Cost $118,051) Including $3,448 of Securities Loaned (h)(i)		119,232
Liabilities in Excess of Other Assets (–0.2%)		(198)
Net Assets (100.0%)		$119,034

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2023, were approximately $3,448,000 and $3,517,000 respectively. The Fund received cash collateral of approximately $776,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,741,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2023.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at December 31, 2023.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Securities are available for collateral in connection with, purchase of open foreign currency forward exchange contracts and open futures contracts.
(i)	At December 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,957,000 and the aggregate gross unrealized depreciation is approximately $3,162,000, resulting in net unrealized appreciation of approximately $1,795,000.
DAC	Designated Activity Company.
GMTN	Global Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$39	GBP	31	2/8/24	$1
Westpac Banking Corp.	EUR	158		$169	2/8/24	(5)
						$(4)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	45	Mar-24		$9,000	$9,266	$80
U.S. Treasury Long Bond (United States)	104	Mar-24		10,400	12,993	903
U.S. Treasury Ultra Long Bond (United States)	23	Mar-24		2,300	3,073	217
Short:
German Euro-Bobl Index (Germany)	1	Mar-24	EUR	(100)	(132)	(1)
U.S. Treasury 5 yr. Note (United States)	7	Mar-24		$(700)	(761)	(13)
U.S. Treasury 10 yr. Note (United States)	61	Mar-24		(6,100)	(6,886)	(216)
U.S. Treasury 10 yr. Ultra Note (United States)	71	Mar-24		(7,100)	(8,379)	(352)
						$618

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	51.8%
Finance	31.1
Utilities	8.6
Other**	8.5
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open futures contracts with a value of approximately $41,490,000 and net unrealized appreciation of $618,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $4,000.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (92.8%)
Biotechnology (1.7%)
Alnylam Pharmaceuticals, Inc. (a)	4,973	$952
Intellia Therapeutics, Inc. (a)	109,666	3,343
ProKidney Corp. (a)(b)	520,070	926
Roivant Sciences Ltd. (a)	1,100,012	12,353
		17,574
Broadline Retail (6.7%)
Etsy, Inc. (a)	62,128	5,036
Global-e Online Ltd. (Israel) (a)	1,589,960	63,010
		68,046
Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	2,103,065	3,554

Entertainment (6.3%)
ROBLOX Corp., Class A (a)	1,393,554	63,713

Financial Services (12.5%)
Adyen NV (Netherlands) (a)	30,309	39,127
Affirm Holdings, Inc. (a)	1,777,613	87,352
		126,479
Ground Transportation (0.9%)
Grab Holdings Ltd., Class A (Singapore) (a)	2,718,648	9,162

Health Care Equipment & Supplies (0.6%)
Dexcom, Inc. (a)	27,117	3,365
Penumbra, Inc. N (a)	10,100	2,540
		5,905
Health Care Providers & Services (3.6%)
Agilon Health, Inc. (a)	2,917,042	36,609

Health Care Technology (1.6%)
Doximity, Inc., Class A (a)	576,773	16,173

Hotels, Restaurants & Leisure (6.9%)
DoorDash, Inc., Class A (a)	712,943	70,503

Information Technology Services (13.1%)
Cloudflare, Inc., Class A (a)	1,162,522	96,792
MongoDB, Inc. (a)	88,490	36,179
		132,971
Leisure Products (1.7%)
Peloton Interactive, Inc., Class A (a)	2,754,447	16,775

Life Sciences Tools & Services (1.6%)
10X Genomics, Inc., Class A (a)	283,550	15,867

Media (5.5%)
Trade Desk, Inc., Class A (a)	776,602	55,884

Pharmaceuticals (4.1%)
Royalty Pharma PLC, Class A	1,499,259	42,114

Software (20.1%)
Aurora Innovation, Inc. (a)	5,001,268	21,855
Bill Holdings, Inc. (a)	468,433	38,219
Gitlab, Inc., Class A (a)	459,108	28,905
HubSpot, Inc. (a)	9,067	5,264
Klaviyo, Inc., Class A (a)	142,569	3,961
MicroStrategy, Inc., Class A (a)	27,478	17,356
Procore Technologies, Inc. (a)	223,174	15,448
Samsara, Inc., Class A (a)	1,430,459	47,749
Zscaler, Inc. (a)	115,607	25,614
		204,371
Specialty Retail (5.5%)
Carvana Co. (a)	1,053,545	55,775
Total Common Stocks (Cost $936,867)		941,475

Preferred Stock (3.0%)
Software (3.0%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $31,810; acquired 8/31/21)	432,882	30,899

Investment Company (2.6%)
Grayscale Bitcoin Trust (a) (Cost $26,029)	764,000	26,450

No. of Warrants
Warrants (0.0%)‡
Chemicals (0.0%)‡
Ginkgo Bioworks Holdings, Inc., expires 8/1/26 (a) (Cost $655)	196,782	21

	Shares
Short-Term Investments (1.9%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e) (Cost $17,907)	17,906,694	17,907

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e)	1,008,645	1,009

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0)‡
Citigroup, Inc., (5.33%, dated 12/29/23, due 1/2/24; proceeds $74; fully collateralized by U.S. Government obligations; 0.25% - 3.00% due 5/15/24 - 11/15/49; valued at $76)	$74	$74
HSBC Securities USA, Inc., (5.33%, dated 12/29/23, due 1/2/24; proceeds $74; fully collateralized by a U.S. Government obligation; 0.00% due 8/15/27; valued at $76)	74	74
Merrill Lynch & Co., Inc., (5.31%, dated 12/29/23, due 1/2/24; proceeds $74; fully collateralized by a U.S. Government obligation; 4.75% due 11/15/53; valued at $76)	74	74
		222
Total Securities held as Collateral on Loaned Securities (Cost $1,231)		1,231
Total Short-Term Investments (Cost $19,138)		19,138
Total Investments Excluding Purchased Options (100.3%) (Cost $1,014,499)		1,017,983
Total Purchased Options Outstanding (0.0%) ‡ (Cost $2,908)		502
Total Investments (100.3%) (Cost $1,017,407) Including $1,087 of Securities Loaned (f)(g)(h)		1,018,485
Liabilities in Excess of Other Assets (–0.3%)		(3,453)
Net Assets (100.0%)		$1,015,032

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2023, were approximately $1,087,000 and $1,231,000 respectively. The Fund received cash collateral of approximately $1,231,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2023 amounts to approximately $30,899,000 and represents 3.0% of net assets.
(d)	At December 31, 2023, the Fund held a fair valued security valued at approximately $30,899,000, representing 3.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2023, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Securities are available for collateral in connection with purchased options.
(g)	The approximate fair value and percentage of net assets, $39,127,000 and 3.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(h)	At December 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $207,688,000 and the aggregate gross unrealized depreciation is approximately $206,610,000, resulting in net unrealized appreciation of approximately $1,078,000.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	202,038,446	$202,038	$18	$951	$(933)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	226,694,072	226,694	238	959	(721)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	240,890,554	240,891	246	998	(752)
							$502	$2,908	$(2,406)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Software	23.1%
Other**	20.5
Information Technology Services	13.1
Financial Services	12.4
Hotels, Restaurants & Leisure	6.9
Broadline Retail	6.7
Entertainment	6.3
Media	5.5
Specialty Retail	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Aerospace & Defense (0.9%)
Huntington Ingalls Industries, Inc.	2,418	$628
Textron, Inc.	7,591	610
		1,238
Automobile Components (0.3%)
Phinia, Inc.	14,886	451

Automobiles (0.7%)
Ford Motor Co.	37,913	462
General Motors Co.	12,267	441
		903
Banks (5.6%)
Bank OZK	21,286	1,061
Citizens Financial Group, Inc.	33,693	1,117
Comerica, Inc.	19,521	1,089
Huntington Bancshares, Inc.	81,945	1,042
M&T Bank Corp.	7,183	985
New York Community Bancorp, Inc.	98,200	1,005
Western Alliance Bancorp	17,503	1,151
		7,450
Biotechnology (1.1%)
Gilead Sciences, Inc.	9,311	754
United Therapeutics Corp. (a)	3,040	669
		1,423
Broadline Retail (0.7%)
Kohl's Corp.	11,453	328
Macy's, Inc.	16,754	338
Nordstrom, Inc.	17,933	331
		997
Building Products (1.5%)
Builders FirstSource, Inc. (a)	4,286	716
Johnson Controls International PLC	10,810	623
Owens Corning	4,258	631
		1,970
Capital Markets (3.7%)
Affiliated Managers Group, Inc.	5,258	796
Bank of New York Mellon Corp.	14,882	774
Franklin Resources, Inc.	28,222	841
Invesco Ltd.	48,201	860
State Street Corp.	9,777	757
Virtu Financial, Inc., Class A	39,567	802
		4,830
Chemicals (2.7%)
Albemarle Corp.	4,544	656
Celanese Corp.	3,855	599
CF Industries Holdings, Inc.	7,380	587
LyondellBasell Industries NV, Class A	5,793	551
Mosaic Co.	15,095	539
Olin Corp.	10,861	586
		3,518
Commercial Services & Supplies (0.3%)
Vestis Corp.	17,347	367

Construction & Engineering (0.4%)
MDU Resources Group, Inc.	30,345	601

Consumer Finance (3.1%)
Ally Financial, Inc.	23,537	822
Capital One Financial Corp.	6,303	826
Discover Financial Services	7,647	860
OneMain Holdings, Inc.	16,700	822
Synchrony Financial	21,326	814
		4,144
Consumer Staples Distribution & Retail (1.6%)
Kroger Co.	14,405	659
US Foods Holding Corp. (a)	14,555	661
Walgreens Boots Alliance, Inc.	30,951	808
		2,128
Containers & Packaging (1.7%)
Berry Global Group, Inc.	8,211	553
Graphic Packaging Holding Co.	23,516	580
Silgan Holdings, Inc.	12,571	569
Sonoco Products Co.	9,712	542
		2,244
Distributors (0.2%)
LKQ Corp.	6,407	306

Diversified Consumer Services (0.3%)
ADT, Inc.	54,547	372

Diversified REITs (0.9%)
Starwood Property Trust, Inc. REIT	34,881	733
WP Carey, Inc. REIT	7,582	492
		1,225
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	103,149	1,731

Electric Utilities (1.6%)
Hawaiian Electric Industries, Inc.	51,269	727
OGE Energy Corp.	19,352	676
Pinnacle West Capital Corp.	9,169	659
		2,062
Electrical Equipment (1.0%)
Regal Rexnord Corp.	4,626	685
Sensata Technologies Holding PLC	17,604	661
		1,346
Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc. (a)	4,224	516
Avnet, Inc.	10,607	535
Jabil, Inc.	4,378	558
TD Synnex Corp.	5,120	551
		2,160
Entertainment (0.3%)
Playtika Holding Corp. (a)	53,831	469

Financial Services (1.7%)
Corebridge Financial, Inc.	35,237	763
MGIC Investment Corp.	40,406	779
Rithm Capital Corp. REIT	68,866	736
		2,278
Food Products (3.6%)
Archer-Daniels-Midland Co.	9,064	655
Bunge Global SA	6,278	634
Conagra Brands, Inc.	23,356	669

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Food Products (3.6%) (cont'd)
Darling Ingredients, Inc. (a)	14,879	$742
Kraft Heinz Co.	18,884	698
Post Holdings, Inc. (a)	7,739	681
Seaboard Corp.	190	678
		4,757
Gas Utilities (0.5%)
National Fuel Gas Co.	13,383	671

Ground Transportation (1.4%)
Hertz Global Holdings, Inc. (a)	57,185	594
Ryder System, Inc.	4,792	552
U-Haul Holding Co.	9,246	651
		1,797
Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	16,920	654
Envista Holdings Corp. (a)	25,867	623
Integra LifeSciences Holdings Corp. (a)	15,458	673
QuidelOrtho Corp. (a)	9,081	669
		2,619
Health Care Providers & Services (4.0%)
Centene Corp. (a)	8,432	626
Cigna Group	2,374	711
CVS Health Corp.	9,115	720
DaVita, Inc. (a)	5,856	613
Henry Schein, Inc. (a)	9,005	682
Premier, Inc., Class A	29,526	660
Tenet Healthcare Corp. (a)	8,632	652
Universal Health Services, Inc., Class B	4,466	681
		5,345
Health Care REITs (0.3%)
Medical Properties Trust, Inc. REIT	91,931	451

Hotel & Resort REITs (0.8%)
Host Hotels & Resorts, Inc. REIT	27,188	529
Park Hotels & Resorts, Inc. REIT	32,485	497
		1,026
Hotels, Restaurants & Leisure (1.9%)
Aramark	12,040	338
Boyd Gaming Corp.	5,620	352
Caesars Entertainment, Inc. (a)	7,337	344
Marriott Vacations Worldwide Corp.	4,400	373
MGM Resorts International (a)	8,408	376
Penn Entertainment, Inc. (a)	13,626	355
Travel & Leisure Co.	9,070	354
		2,492
Household Durables (1.3%)
Lennar Corp., Class B	3,047	408
Mohawk Industries, Inc. (a)	3,977	412
PulteGroup, Inc.	4,015	414
Toll Brothers, Inc.	4,191	431
		1,665
Household Products (0.8%)
Reynolds Consumer Products, Inc.	39,269	1,054

Independent Power & Renewable Electricity Producers (2.2%)
AES Corp.	38,296	737
Clearway Energy, Inc., Class A	28,846	738
Clearway Energy, Inc., Class C	27,302	749
Vistra Corp.	18,549	715
		2,939
Industrial Conglomerates (0.5%)
3M Co.	5,671	620

Information Technology Services (2.5%)
Accenture PLC, Class A	1,037	364
Akamai Technologies, Inc. (a)	3,009	356
Amdocs Ltd.	4,086	359
Cognizant Technology Solutions Corp., Class A	4,901	370
DXC Technology Co. (a)	14,616	334
EPAM Systems, Inc. (a)	1,334	397
GoDaddy, Inc., Class A (a)	3,380	359
International Business Machines Corp.	2,165	354
Kyndryl Holdings, Inc. (a)	18,521	385
		3,278
Insurance (3.7%)
American International Group, Inc.	9,078	615
Assured Guaranty Ltd.	8,734	653
Axis Capital Holdings Ltd.	10,581	586
CNA Financial Corp.	14,034	594
Hartford Financial Services Group, Inc.	7,620	612
Loews Corp.	8,472	590
Old Republic International Corp.	20,241	595
Unum Group	13,836	626
		4,871
Leisure Products (0.3%)
Polaris, Inc.	4,223	400

Life Sciences Tools & Services (1.3%)
Fortrea Holdings, Inc. (a)	23,054	805
Maravai LifeSciences Holdings, Inc., Class A (a)	135,583	888
		1,693
Machinery (4.3%)
Agco Corp.	5,007	608
Allison Transmission Holdings, Inc.	10,644	619
CNH Industrial NV	53,470	651
Cummins, Inc.	2,538	608
Gates Industrial Corp. PLC (a)	46,738	627
Middleby Corp. (a)	4,397	647
Oshkosh Corp.	5,872	637
PACCAR, Inc.	6,259	611
Timken Co.	7,811	626
		5,634
Media (2.8%)
Charter Communications, Inc., Class A (a)	1,126	438
Comcast Corp., Class A	10,434	458
Fox Corp., Class B	15,956	441
Interpublic Group of Cos., Inc.	14,269	466
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	17,130	492
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	17,032	490
Nexstar Media Group, Inc., Class A	3,019	473
Omnicom Group, Inc.	5,456	472
		3,730

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)

Metals & Mining (0.5%)
Cleveland-Cliffs, Inc. (a)	29,738	$607

Mortgage Real Estate Investment (0.6%)
AGNC Investment Corp. REIT	79,788	783

Office REITs (1.2%)
Highwoods Properties, Inc. REIT	23,533	540
Kilroy Realty Corp. REIT	13,665	545
NET Lease Office Properties	25,968	480
		1,565
Oil, Gas & Consumable Fuels (6.0%)
Antero Resources Corp. (a)	49,013	1,111
EQT Corp.	28,965	1,120
HF Sinclair Corp.	20,760	1,154
Marathon Oil Corp.	45,042	1,088
Marathon Petroleum Corp.	7,456	1,106
Ovintiv, Inc.	25,835	1,135
Valero Energy Corp.	8,926	1,160
		7,874
Passenger Airlines (1.3%)
Alaska Air Group, Inc. (a)	15,270	596
Delta Air Lines, Inc.	13,637	549
United Airlines Holdings, Inc. (a)	12,843	530
		1,675
Personal Care Products (0.8%)
Olaplex Holdings, Inc. (a)	402,210	1,022

Pharmaceuticals (4.7%)
Bristol-Myers Squibb Co.	14,595	749
Elanco Animal Health, Inc. (a)	56,854	847
Jazz Pharmaceuticals PLC (a)	6,006	739
Organon & Co.	61,660	889
Perrigo Co. PLC	23,261	749
Pfizer, Inc.	24,913	717
Royalty Pharma PLC, Class A	25,757	723
Viatris, Inc.	75,355	816
		6,229
Professional Services (1.6%)
Clarivate PLC (a)	40,619	376
Concentrix Corp.	3,323	326
Dun & Bradstreet Holdings, Inc.	30,079	352
Genpact Ltd.	9,380	326
ManpowerGroup, Inc.	4,216	335
SS&C Technologies Holdings, Inc.	5,705	349
		2,064
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (a)	2,772	524

Residential REITs (0.4%)
Apartment Income Corp. REIT	15,137	526

Retail REITs (0.4%)
NNN REIT, Inc. REIT	11,661	503

Semiconductors & Semiconductor Equipment (3.5%)
Cirrus Logic, Inc. (a)	9,071	754
GLOBALFOUNDRIES, Inc. (a)	13,317	807
Microchip Technology, Inc.	8,269	746
ON Semiconductor Corp. (a)	9,557	798
QUALCOMM, Inc.	5,377	778
Skyworks Solutions, Inc.	7,061	794
		4,677
Software (1.6%)
AppLovin Corp., Class A (a)	9,332	372
Dropbox, Inc., Class A (a)	12,319	363
Gen Digital, Inc.	15,514	354
RingCentral, Inc., Class A (a)	10,881	370
Teradata Corp. (a)	7,290	317
Zoom Video Communications, Inc., Class A (a)	5,116	368
		2,144
Specialized REITs (1.2%)
EPR Properties REIT	10,687	518
Gaming and Leisure Properties, Inc. REIT	10,292	508
VICI Properties, Inc. REIT	16,100	513
		1,539
Specialty Retail (1.0%)
Advance Auto Parts, Inc.	5,264	321
AutoNation, Inc. (a)	2,105	316
Lithia Motors, Inc., Class A	1,034	341
Victoria's Secret & Co. (a)	10,778	286
		1,264
Tech Hardware, Storage & Peripherals (0.8%)
Hewlett Packard Enterprise Co.	30,537	519
HP, Inc.	17,393	523
		1,042
Textiles, Apparel & Luxury Goods (0.6%)
PVH Corp.	3,505	428
Tapestry, Inc.	11,068	407
		835
Trading Companies & Distributors (0.9%)
Air Lease Corp.	14,887	624
WESCO International, Inc.	3,606	627
		1,251
Total Common Stocks (Cost $116,239)		125,379

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (b) (Cost $6,683)	6,683,445	$6,683
Total Investments (100.0%) (Cost $122,922) (c)(d)(e)		132,062
Other Assets in Excess of Liabilities (0.0%)		50
Net Assets (100.0%)		$132,112

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2023, the Fund did not engage in any cross-trade transactions.
(d)	Securities are available for collateral in connection with purchase of swap agreements.
(e)	At December 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,890,000 and the aggregate gross unrealized depreciation is approximately $6,264,000, resulting in net unrealized appreciation of approximately $9,626,000.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at December 31, 2023:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Russell 1000 Anti-Value Index††	Pay	SOFR + 0.15%	Quarterly	12/9/24	$37,148	$2,408	$—	$(2,408)
JPMorgan Chase Bank NA	JPM Russell 1000 Value Index††	Receive	SOFR + 0.15%	Quarterly	12/9/24	(43,440)	2,894	—	2,894
							$486	$—	$486

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with JPM Russell 1000 Anti-Value Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Anti-Value Index
10X Genomics, Inc.	908	$51	0.04%
Advanced Micro Devices, Inc.	349	51	0.04
Affirm Holdings, Inc.	1,077	53	0.04
Agilon Health, Inc.	3,719	47	0.04
Alcoa Corp.	1,619	55	0.04
Alnylam Pharmaceuticals, Inc.	241	46	0.03
Atlassian Corp.	215	51	0.04
Axon Enterprise, Inc.	178	46	0.03
Blackstone, Inc.	356	47	0.04
Block, Inc.	637	49	0.04
Boeing Co.	175	46	0.03
Coinbase Global, Inc.	285	50	0.04
Doximity, Inc.	1,717	48	0.04
Exact Sciences Corp.	636	47	0.04
Floor & Decor Holdings, Inc.	420	47	0.04
Freshpet, Inc.	568	49	0.04
Gamestop Corp.	2,689	47	0.04
Ginkgo Bioworks Holdings, Inc.	31,089	52	0.04
Hubspot, Inc.	82	47	0.04
Inspire Medical Systems, Inc.	275	56	0.04
Insulet Corp.	216	47	0.04
Karuna Therapeutics, Inc.	202	64	0.05
Lattice Semiconductor Corp.	679	47	0.04
Live Nation Entertainment, Inc.	501	47	0.04
Lululemon Athletica, Inc.	90	46	0.03
Lyft, Inc.	3,317	50	0.04
Marketaxess Holdings, Inc.	163	48	0.04
Monolithic Power Systems, Inc.	74	47	0.04
MP Materials Corp.	2,560	51	0.04
Novocure Ltd.	3,211	48	0.04
Penumbra, Inc.	187	47	0.04
Pnc Financial Services Group, Inc.	295	46	0.03
Procore Technologies, Inc.	673	47	0.04
Prologis, Inc.	346	46	0.03
Repligen Corp.	267	48	0.04
Rivian Automotive, Inc.	2,336	55	0.04
Roivant Sciences Ltd.	4,153	47	0.04
Siteone Landscape Supply, Inc.	286	46	0.04
Sofi Technologies, Inc.	5,170	51	0.04
Southern Copper Corp.	572	49	0.04
Spirit Aerosystems Holdings, Inc.	1,468	47	0.04
Tandem Diabetes Care, Inc.	1,939	57	0.04
TFS Financial Corp.	3,137	46	0.03
Toast, Inc.	2,761	50	0.04
Trex Co., Inc.	569	47	0.04
Ultragenyx Pharmaceutical, Inc.	978	47	0.04
Western Digital Corp.	876	46	0.03
Wolfspeed, Inc.	1,065	46	0.04
Yeti Holdings, Inc.	922	48	0.04
Zscaler, Inc.	208	46	0.03

The following table represents the equity basket top 50 individual holdings underlying the total return swap with JPM Russell 1000 Value Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Value Index
Affiliated Managers Group, Inc.	496	$75	0.06%
Agnc Investment Corp.	7,514	74	0.06
Ally Financial, Inc.	2,205	77	0.06
Antero Resources Corp.	5,202	118	0.09
AT&T, Inc.	11,179	188	0.14
Bank of New York Mellon Corp.	1,395	73	0.05
Bank OZK	2,192	109	0.08
Bristol-Myers Squibb Co.	1,360	70	0.05
Capital One Financial Corp.	589	77	0.06
Cirrus Logic, Inc.	832	69	0.05
Citizens Financial Group, Inc.	3,370	112	0.08
Clearway Energy, Inc.	2,513	69	0.05
Comerica, Inc.	2,040	114	0.09
Corebridge Financial, Inc.	3,346	72	0.05
Discover Financial Services	689	77	0.06
Elanco Animal Health, Inc.	5,310	79	0.06
EQT Corp.	3,070	119	0.09
Fortrea Holdings, Inc.	2,199	77	0.06
Franklin Resources, Inc.	2,667	79	0.06
Gilead Sciences, Inc.	866	70	0.05
Globalfoundries, Inc.	1,250	76	0.06
HF Sinclair Corp.	2,171	121	0.09
Huntington Bancshares, Inc.	8,384	107	0.08
Invesco Ltd.	4,529	81	0.06
Jazz Pharmaceuticals PLC	561	69	0.05
M&T Bank Corp.	739	101	0.08
Marathon Oil Corp.	4,809	116	0.09
Marathon Petroleum Corp.	785	116	0.09
Maravai Lifesciences Holdings, Inc.	13,033	85	0.06

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Value Index (cont'd)
MGIC Investment Corp.	3,830	$74	0.06%
Microchip Technology, Inc.	772	70	0.05
New York Community Bancorp, Inc.	10,110	103	0.08
Olaplex Holdings, Inc.	43,529	111	0.08
ON Semiconductor Corp.	892	75	0.06
Onemain Holdings, Inc.	1,563	77	0.06
Organon & Co.	6,051	87	0.07
Ovintiv, Inc.	2,770	122	0.09
Perrigo Co. PLC	2,201	71	0.05
Qualcomm, Inc.	494	71	0.05
Reynolds Consumer Products, Inc.	4,082	110	0.08
Rithm Capital Corp.	6,469	69	0.05
Skyworks Solutions, Inc.	652	73	0.06
Starwood Property Trust, Inc.	3,303	69	0.05
State Street Corp.	922	71	0.05
Synchrony Financial	1,991	76	0.06
Valero Energy Corp.	933	121	0.09
Viatris, Inc.	7,110	77	0.06
Virtu Financial, Inc.	3,683	75	0.06
Walgreens Boots Alliance, Inc.	2,801	73	0.06
Western Alliance Bancorp	1,822	120	0.09

SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Other	83.3%
Oil, Gas & Consumable Fuels	6.0
Banks	5.6
Investment Company	5.1
Total Investments	100.0	%**

*     Industries and/or investment types representing less than 5% of total investments.

**   Does not include open swap agreements with net unrealized appreciation of approximately $486,000.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (44.8%)
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 4/1/52		$2,466	$2,047
4.50%, 1/1/49		58	57
Gold Pools:
3.50%, 1/1/44 - 6/1/45		453	423
4.50%, 1/1/49		15	15
6.50%, 5/1/32		19	20
7.50%, 5/1/35		1	1
Federal National Mortgage Association,
Conventional Pools:
2.00%, 3/1/52		1,814	1,484
2.50%, 9/1/52		2,867	2,444
3.00%, 7/1/49 - 6/1/52		5,036	4,483
3.50%, 3/1/47 - 1/1/51		971	902
4.00%, 4/1/45 - 9/1/45		486	467
4.50%, 3/1/41 - 11/1/44		75	74
5.00%, 1/1/41 - 3/1/41		204	208
6.00%, 1/1/38		2	2
6.50%, 12/1/29		4	4
7.50%, 8/1/37		3	3
January TBA
3.00%, 1/1/54 (a)		300	266
3.50%, 1/1/54 (a)		960	882
4.00%, 1/1/54 (a)		1,000	947
4.50%, 1/1/54 (a)		1,120	1,087
5.00%, 1/1/54 (a)		2,850	2,822
5.50%, 1/1/54 (a)		575	578
6.00%, 1/1/54 (a)		2,030	2,063
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42		119	116
4.50%, 6/20/49		25	24
5.00%, 2/20/49 - 6/20/49		58	58
5.50%, 8/15/39		14	15
			21,492
Asset-Backed Securities (0.5%)
United States (0.5%)
ACM Auto Trust, Class A
7.97%, 6/20/30 (b)		710	712
HGI CRE CLO Ltd.,
1 Month Term SOFR + 1.11%, 6.47%, 9/17/36 (b)(c)		274	271
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 6.23%, 12/25/32 (c)		490	453
SASCO Mortgage Loan Trust,
1 Month Term SOFR + 2.29%, 4.94%, 5/25/34 (c)		79	78
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 4.51%, 7/25/39 (c)	EUR	278	289
VINE Trust, Class A
4.75%, 12/17/40 (b)		$1,000	958
			2,761
Commercial Mortgage-Backed Securities (0.5%)
United States (0.5%)
Ashford Hospitality Trust,
1 Month Term SOFR + 2.02%, 7.38%, 6/15/35 (b)(c)		250	242
BPR Trust,
1 Month Term SOFR + 3.00%, 8.36%, 5/15/39 (b)(c)		400	401
Commercial Mortgage Trust,
4.73%, 7/15/47 (b)(c)		152	136
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 3.14%, 8.50%, 9/9/24 (b)(c)		500	505
Life Mortgage Trust,
1 Month Term SOFR + 1.30%, 6.66%, 5/15/39 (b)(c)		500	491
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 7.55%, 5/15/37 (b)(c)		500	497
WFRBS Commercial Mortgage Trust,
4.00%, 10/15/57 (b)(c)		200	130
4.65%, 9/15/46 (b)(c)		273	250
			2,652
Corporate Bonds (9.1%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	484
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	431
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		$575	495
Transurban Finance Co. Pty. Ltd.,
2.00%, 8/28/25	EUR	350	378
Westpac Banking Corp.,
2.67%, 11/15/35		$650	529
			2,317
Brazil (0.1%)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27		350	322

Canada (0.5%)
Enbridge, Inc.,
6.70%, 11/15/53		400	466
Province of Ontario Canada,
2.30%, 6/15/26		970	925
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,390	1,278

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Canada (cont'd)
Rogers Communications, Inc.,
3.80%, 3/15/32		$475	$437
			3,106
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	332

France (1.0%)
AXA SA,
3.25%, 5/28/49	EUR	500	531
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	424
1.25%, 12/5/25	GBP	400	478
3.75%, 2/1/33	EUR	600	678
BNP Paribas SA,
1.13%, 6/11/26		485	510
1.25%, 7/13/31	GBP	200	199
4.38%, 1/13/29	EUR	400	458
BPCE SA,
4.00%, 11/29/32		400	462
5.15%, 7/21/24 (b)		$925	917
Credit Agricole SA,
3.88%, 4/20/31	EUR	700	800
Orange SA,
5.00%, 10/1/26 (d)		250	282
			5,739
Germany (0.6%)
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30		2,290	2,227
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		1,100	1,162
			3,389
Ireland (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27 (b)		$350	363

Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	400	460

Japan (0.1%)
NTT Finance Corp.,
1.59%, 4/3/28 (b)		$800	707

Korea, Republic of (0.3%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		810	800
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		730	670
			1,470
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	400	388
Logicor Financing SARL,
1.50%, 7/13/26	EUR	300	311
			699
Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (d)		425	470

Spain (0.2%)
Banco Santander SA,
3.13%, 1/19/27		400	438
5.18%, 11/19/25		$800	794
			1,232
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	400	366

United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	539

United Kingdom (0.6%)
BAT Capital Corp.,
3.56%, 8/15/27		903	862
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	363
2.63%, 11/7/25		$525	512
6.16%, 3/9/29		525	542
Lloyds Banking Group PLC,
2.25%, 10/16/24	GBP	400	497
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32		200	272
NGG Finance PLC,
5.63%, 6/18/73		350	441
			3,489
United States (4.6%)
Amazon.com, Inc.,
3.10%, 5/12/51		$250	186
3.88%, 8/22/37		325	302
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	427
2.90%, 12/4/26	GBP	350	426
3.65%, 6/1/51		$625	471
Bank of America Corp.,
2.69%, 4/22/32		325	275
4.38%, 4/27/28		575	562
4.57%, 4/27/33		1,825	1,740
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		100	94
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		950	975
Centene Corp.,
2.50%, 3/1/31		1,050	876
Charles Schwab Corp.,
5.85%, 5/19/34		710	733

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
United States (cont'd)
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.38%, 10/23/35		$525	$534
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	414
Citigroup, Inc.,
3.06%, 1/25/33		$300	256
3.79%, 3/17/33		975	877
Comcast Corp.,
1.95%, 1/15/31		675	570
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	223
5.35%, 1/31/33		200	209
Foundry JV Holdco LLC,
5.88%, 1/25/34 (b)		275	283
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		950	823
Global Payments, Inc.,
4.45%, 6/1/28		625	609
Goldman Sachs Group, Inc.,
2.62%, 4/22/32		775	651
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		975	824
JPMorgan Chase & Co.,
2.55%, 11/8/32		825	689
5.35%, 6/1/34		900	913
Lowe's Cos., Inc.,
1.30%, 4/15/28		425	374
1.70%, 10/15/30		750	623
Marriott International, Inc.,
4.90%, 4/15/29		200	201
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	239
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	511
5.15%, 3/28/33 (b)		300	305
Microsoft Corp.,
1.35%, 9/15/30 (b)		1,225	1,021
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		1,225	1,099
ONEOK, Inc.,
6.10%, 11/15/32		475	505
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		425	472
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	308
Republic Services, Inc.,
5.00%, 4/1/34		$275	282
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51	EUR	100	79
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31	EUR	650	614
1.88%, 10/1/49		100	79
Truist Financial Corp.,
5.87%, 6/8/34		$575	587
U.S. Bancorp,
5.84%, 6/12/34		462	477
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	512
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	331
2.36%, 3/15/32		$575	478
3.40%, 3/22/41		375	299
Vontier Corp.,
2.40%, 4/1/28		250	220
Warnermedia Holdings, Inc.,
4.28%, 3/15/32		775	710
5.05%, 3/15/42		125	110
Wells Fargo & Co.,
MTN
2.88%, 10/30/30		375	334
			25,712
			50,712
Mortgages - Other (1.1%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 5.05%, 4/22/33 (c)	EUR	77	81

Ireland (0.1%)
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%, 4.67%, 6/24/50 (b)(c)		288	318

Netherlands (0.0%)‡
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 5.18%, 1/25/39 (c)		122	123

United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%,4.18%, 6/18/38 (c)		200	215
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%, 7.44%, 4/17/44 (c)	GBP	167	203
			418
United States (0.9%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$22	6
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		625	535
BX Commercial Mortgage Trust,
1 Month Term SOFR + 2.28%, 7.64%, 6/15/40 (b)(c)		400	400
ChaseFlex Trust,
6.00%, 2/25/37		20	8

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
United States (cont'd)
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		$45	$39
3.00%, 7/25/46		16	14
3.00%, 12/25/46		59	49
3.00%, 5/25/47		109	92
3.50%, 5/25/45		18	16
3.50%, 9/25/45		39	34
3.50%, 7/25/46		24	21
4.00%, 5/25/45		5	4
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		503	414
GSR Mortgage Loan Trust,
5.75%, 1/25/37		7	4
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		434	357
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		477	408
3.00%, 9/25/52 (b)(c)		518	444
3.25%, 7/25/52 (b)(c)		603	511
Lehman Mortgage Trust,
6.50%, 9/25/37		17	6
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		504	414
Onslow Bay Financial LLC, Class A1
3.00%, 1/25/52 (b)(c)		485	414
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		335	343
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		581	476
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		221	194
3.00%, 10/25/58		25	22
4.00%, 10/25/58		24	23
			5,248
			6,188
Municipal Bond (0.1%)
Michigan (0.1%)
University of Michigan, MI,
Series A
4.45%, 4/1/2122(Cost $300)		300	270

Sovereign (22.5%)
Australia (0.4%)
Australia Government Bond,
1.25%, 5/21/32	AUD	4,050	2,241

Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	344

Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29		170	175
1.70%, 6/22/50		480	395
Series 99
3.45%, 6/22/43	EUR	650	758
			1,328
Brazil (2.0%)
Brazil Notas do Tesouro Nacional,
Series F
10.00%, 1/1/27	BRL	55,213	11,413

Canada (0.0%)‡
Canadian Government Bond,
2.00%, 12/1/51	CAD	100	61

China (7.1%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	508
3.79%, 10/26/30		3,430	516
China Development Bank,
3.07%, 3/10/30		7,380	1,066
3.34%, 7/14/25		3,430	491
China Government Bond,
2.37%, 1/20/27		16,900	2,385
2.76%, 5/15/32		157,550	22,505
2.80%, 11/15/32		19,800	2,840
3.12%, 10/25/52		720	106
3.13%, 11/21/29		20,150	2,944
3.27%, 11/19/30		23,460	3,472
3.52%, 4/25/46		1,430	222
3.53%, 10/18/51		1,300	205
3.81%, 9/14/50		4,070	671
3.86%, 7/22/49		6,000	991
Export-Import Bank of China,
2.93%, 3/2/25		3,470	493
			39,415
Colombia (0.1%)
Colombian TES,
Series B
7.00%, 3/26/31	COP	1,634,000	364

Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	226

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	419

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34	EUR	370	355

France (1.6%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	676
French Republic Government Bond OAT,
0.00%, 11/25/29		7,130	6,908
2.00%, 5/25/48		930	851
SNCF Reseau,
1.88%, 3/30/34		400	400
			8,835

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Germany (2.0%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 5/15/36	EUR	4,240	$4,041
0.25%, 2/15/29		2,460	2,503
1.70%, 8/15/32		1,280	1,384
4.25%, 7/4/39		1,330	1,849
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,500	1,427
			11,204
Greece (1.8%)
Hellenic Republic Government Bonds,
4.25%, 6/15/33		8,099	9,815

Hong Kong (0.0%)‡
Hong Kong Government International Bond,
2.50%, 5/28/24 (b)		$250	247

Hungary (0.1%)
Hungary Government Bond,
Series 30/A
3.00%, 8/21/30	HUF	51,360	127
Series 32/A
4.75%, 11/24/32		109,610	292
Series 32/G
4.50%, 5/27/32		63,030	166
			585
Indonesia (0.4%)
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	4,104,000	265
8.25%, 5/15/29		1,408,000	99
8.38%, 3/15/34		12,997,000	944
Series FR96
7.00%, 2/15/33		12,500,000	842
			2,150
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	410	395

Italy (0.6%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29		160	155
2.50%, 12/1/32		1,070	1,091
4.45%, 9/1/43		1,052	1,198
Republic of Italy Government International Bond,
0.88%, 5/6/24		$745	733
			3,177
Japan (2.3%)
Japan Government Ten Year Bond,
0.10%, 6/20/29 - 6/20/31	JPY	583,000	4,052
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	1,229
0.40%, 9/20/49		166,000	883
0.60%, 6/20/50		165,300	919
1.70%, 6/20/33		277,800	2,171
Japan Government Twenty Year Bond,
0.40%, 6/20/41	JPY	551,000	3,378
			12,632
Korea, Republic of (0.3%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	589
2.38%, 6/25/24		510	503
Korea Development Bank,
0.80%, 7/19/26		590	534
			1,626
Malaysia (0.2%)
Malaysia Government Bond,
Series 0219
3.89%, 8/15/29	MYR	2,330	511
Series 0122
3.58%, 7/15/32		1,870	400
			911
Mexico (0.2%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	335
7.75%, 5/29/31		5,000	275
8.50%, 5/31/29		5,900	340
			950
Netherlands (0.2%)
Nederlandse Waterschapsbank NV,
1.00%, 5/28/30 (b)		$376	310
Netherlands Government Bond,
0.00%, 7/15/30	EUR	970	932
2.75%, 1/15/47		90	104
			1,346
Nigeria (0.0%)‡
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	193

Norway (0.0%)‡
Norway Government Bond,
2.13%, 5/18/32	NOK	790	71

Poland (0.0%)‡
Republic of Poland Government Bond,
Series 0432
1.75%, 4/25/32	PLN	1,300	257

Singapore (0.0%)‡
Singapore Government Bond,
2.63%, 8/1/32	SGD	430	324

Slovenia (0.1%)
Slovenia Government International Bond,
5.00%, 9/19/33 (b)		$700	714

Spain (1.2%)
Spain Government Bond,
0.00%, 5/31/25 - 1/31/28	EUR	2,460	2,574
2.70%, 10/31/48		410	390
3.45%, 7/30/66		120	124
3.55%, 10/31/33		2,985	3,455
			6,543

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Sweden (0.1%)
Sweden Government Bond,
Series 1065
1.75%, 11/11/33	SEK	5,100	$494

Thailand (0.1%)
Thailand Government Bond,
2.00%, 12/17/31	THB	27,000	756

United Kingdom (1.1%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	820	857
0.63%, 10/22/50		2,170	1,221
0.88%, 7/31/33		1,470	1,467
1.25%, 10/22/41		500	414
1.63%, 10/22/28		550	649
3.50%, 10/22/25 - 1/22/45		1,360	1,660
			6,268
			125,659
Supranational (0.7%)
Asian Development Bank,
2.13%, 5/19/31	NZD	300	161
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	205
European Financial Stability Facility,
3.00%, 9/4/34	EUR	750	849
European Investment Bank,
0.00%, 1/14/31		1,200	1,114
International Bank for Reconstruction & Development,
4.25%, 9/18/30	CAD	2,080	1,636
			3,965
U.S. Treasury Securities (6.4%)
United States (6.4%)
U.S. Treasury Bonds,
1.13%, 5/15/40		5,850	3,773
1.75%, 8/15/41		1,770	1,232
2.50%, 2/15/45		410	311
2.75%, 8/15/47		920	717
2.88%, 5/15/49		44	35

U.S. Treasury Notes,
0.38%, 12/31/25		8,300	7,693
0.50%, 4/30/27		530	473
1.13%, 10/31/26		2,210	2,040
1.38%, 10/31/28—11/15/31		8,280	7,239
1.50%, 2/15/30		840	732
1.88%, 6/30/26—2/15/32		4,520	4,059
2.13%, 5/15/25		1,390	1,346
3.38%, 5/15/33		5,690	5,462
4.13%, 9/30/27		760	765
			35,877
Total Fixed Income Securities (Cost $258,381)			249,576

	Shares
Common Stocks (36.6%)
Australia (1.2%)
Ampol Ltd.	1,166	29
ANZ Group Holdings Ltd.	19,324	341
APA Group	7,105	41
Aristocrat Leisure Ltd.	2,877	80
ASX Ltd.	950	41
Aurizon Holdings Ltd.	8,932	23
BHP Group Ltd.	25,107	858
BlueScope Steel Ltd.	2,230	36
Brambles Ltd.	6,919	64
CAR Group Ltd.	1,771	38
Cochlear Ltd.	327	67
Coles Group Ltd.	6,859	75
Commonwealth Bank of Australia	10,339	788
Computershare Ltd.	2,642	44
CSL Ltd.	2,434	474
Dexus REIT	5,262	27
Endeavour Group Ltd.	7,518	27
Fortescue Ltd.	8,291	163
Goodman Group REIT	8,467	146
GPT Group REIT	9,448	30
IDP Education Ltd.	1,333	18
IGO Ltd.	3,428	21
Insurance Australia Group Ltd.	12,060	47
James Hardie Industries PLC (e)	2,185	84
Lottery Corp. Ltd.	10,955	36
Macquarie Group Ltd.	1,814	227
Medibank Pvt Ltd.	13,545	33
Mineral Resources Ltd.	876	42
Mirvac Group REIT	19,650	28
National Australia Bank Ltd.	19,906	416
Northern Star Resources Ltd.	5,788	54
Orica Ltd.	2,237	24
Origin Energy Ltd.	9,553	55
Pilbara Minerals Ltd.	14,533	39
Qantas Airways Ltd. (e)	4,221	15
QBE Insurance Group Ltd.	7,384	75
Ramsay Health Care Ltd.	913	33
REA Group Ltd.	258	32
Reece Ltd.	1,109	17
Rio Tinto Ltd.	1,831	170
Santos Ltd.	15,932	83
Scentre Group REIT	25,511	52
SEEK Ltd.	1,775	32
Sonic Healthcare Ltd.	2,268	50
South32 Ltd.	22,661	51
Stockland REIT	11,747	36
Suncorp Group Ltd.	6,270	59
Telstra Group Ltd.	24,496	66
Transurban Group (Units)	15,173	142
Treasury Wine Estates Ltd.	4,081	30
Vicinity Ltd. REIT	19,037	26
Washington H Soul Pattinson & Co. Ltd.	1,139	25

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Wesfarmers Ltd.	5,534	$215
Westpac Banking Corp.	21,708	339
WiseTech Global Ltd.	813	42
Woodside Energy Group Ltd.	9,226	195
Woolworths Group Ltd.	6,241	158
Xero Ltd. (e)	714	54
		6,513
Austria (0.1%)
Erste Group Bank AG	7,048	286
OMV AG	808	35
Verbund AG	414	38
Voestalpine AG	630	20
		379
Belgium (0.2%)
Ageas SA	782	34
Anheuser-Busch InBev SA	4,407	284
Argenx SE (e)	289	110
D'ieteren Group	105	21
Elia Group SA	161	20
Groupe Bruxelles Lambert NV	431	34
KBC Group NV	4,977	323
Lotus Bakeries NV	2	18
Sofina SA	74	18
Syensqo SA (e)	381	40
UCB SA	627	55
Umicore SA	1,028	28
Warehouses De Pauw CVA REIT	862	27
		1,012
Canada (1.8%)
Agnico Eagle Mines Ltd.	2,462	135
Air Canada (e)	861	12
Algonquin Power & Utilities Corp.	3,647	23
Alimentation Couche-Tard, Inc.	3,816	225
AltaGas Ltd.	1,568	33
ARC Resources Ltd.	3,116	46
Bank of Montreal	4,451	440
Bank of Nova Scotia	7,450	363
Barrick Gold Corp. (LSE)	6,866	124
Barrick Gold Corp. (NYSE)	1,893	34
BCE, Inc.	442	17
Brookfield Asset Management Ltd., Class A	1,720	69
Brookfield Corp.	6,890	276
Brookfield Renewable Corp., Class A	755	22
BRP, Inc.	173	12
CAE, Inc. (e)	1,564	34
Cameco Corp.	2,120	91
Canadian Apartment Properties REIT	404	15
Canadian Imperial Bank of Commerce	5,665	273
Canadian National Railway Co.	2,752	346
Canadian Natural Resources Ltd.	5,492	360
Canadian Pacific Kansas City Ltd.	4,539	359
Canadian Tire Corp. Ltd., Class A	259	28
Canadian Utilities Ltd., Class A	728	18
CCL Industries, Inc., Class B	733	33
Cenovus Energy, Inc.	7,211	120
CGI, Inc. (e)	1,017	109
Constellation Software, Inc.	99	245
Descartes Systems Group, Inc. (e)	410	34
Dollarama, Inc.	1,399	101
Element Fleet Management Corp.	1,948	32
Emera, Inc.	1,533	58
Empire Co. Ltd., Class A	737	19
Enbridge, Inc.	10,562	380
Fairfax Financial Holdings Ltd.	104	96
First Quantum Minerals Ltd.	2,940	24
FirstService Corp.	198	32
Fortis, Inc.	2,729	112
Franco-Nevada Corp.	979	108
George Weston Ltd.	320	40
GFL Environmental, Inc.	1,117	39
Gildan Activewear, Inc.	838	28
Great-West Lifeco, Inc.	1,366	45
Hydro One Ltd.	1,846	55
IA Financial Corp., Inc.	499	34
IGM Financial, Inc.	410	11
Imperial Oil Ltd.	996	57
Intact Financial Corp.	881	136
Ivanhoe Mines Ltd., Class A (e)	3,000	29
Keyera Corp.	1,139	28
Kinross Gold Corp.	6,109	37
Loblaw Cos. Ltd.	808	78
Lundin Mining Corp.	3,260	27
Magna International, Inc.	1,349	80
Manulife Financial Corp.	8,793	194
MEG Energy Corp. (e)	1,429	26
Metro, Inc.	1,180	61
National Bank of Canada	2,098	160
Northland Power, Inc.	1,459	27
Nutrien Ltd.	2,481	140
Onex Corp.	336	23
Open Text Corp.	1,323	56
Pan American Silver Corp.	1,830	30
Parkland Corp.	704	23
Pembina Pipeline Corp.	2,715	93
Power Corp. of Canada	2,817	81
Quebecor, Inc., Class B	931	22
RB Global, Inc.	892	60
Restaurant Brands International, Inc.	1,393	109
RioCan Real Estate Investment Trust REIT	728	10
Rogers Communications, Inc., Class B	2,149	101
Royal Bank of Canada	8,606	870
Saputo, Inc.	1,298	26
Shopify, Inc., Class A (e)	5,968	465
Stantec, Inc.	546	44
Sun Life Financial, Inc.	2,881	149
Suncor Energy, Inc.	6,535	209

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
TC Energy Corp.	5,104	$199
Teck Resources Ltd., Class B	2,257	95
TELUS Corp.	2,906	52
TFI International, Inc.	408	56
Thomson Reuters Corp.	776	113
TMX Group Ltd.	1,358	33
Toromont Industries Ltd.	405	35
Toronto-Dominion Bank	11,365	734
Tourmaline Oil Corp.	1,656	74
West Fraser Timber Co. Ltd.	283	24
Wheaton Precious Metals Corp.	2,262	112
WSP Global, Inc.	611	86
		10,174
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)	42,000	—

Denmark (0.5%)
AP Moller - Maersk AS Series B	39	70
Carlsberg AS Series B	503	63
Chr Hansen Holding AS	516	43
Coloplast AS Series B	677	77
Danske Bank AS	3,405	91
Demant AS (e)	511	23
DSV AS	913	161
Genmab AS (e)	347	111
Novo Nordisk AS, Class B	16,620	1,722
Novozymes AS Series B	1,001	55
Orsted AS	1,024	57
Pandora AS	413	57
Rockwool AS, Class B	47	14
Tryg AS	1,710	37
Vestas Wind Systems AS (e)	5,003	158
		2,739
Finland (0.2%)
Elisa OYJ	837	39
Fortum OYJ	2,457	36
Kesko OYJ, Class B	1,388	28
Kone OYJ, Class B	1,627	81
Metso OYJ	3,198	32
Neste OYJ	2,030	72
Nokia OYJ	25,644	87
Nordea Bank Abp	59,304	736
Orion OYJ, Class B	534	23
Sampo OYJ, Class A	2,177	95
Stora Enso OYJ, Class R	2,865	40
UPM-Kymmene OYJ	2,642	100
Wartsila OYJ Abp	2,311	34
		1,403
France (2.0%)
Accor SA	971	37
Aeroports de Paris SA	171	22
Air Liquide SA	2,578	502
Airbus SE	2,952	456
Alstom SA	1,439	19
Amundi SA	305	21
ArcelorMittal SA	2,494	71
Arkema SA	294	33
AXA SA	8,937	292
BioMerieux	210	23
BNP Paribas SA	19,583	1,360
Bollore SE	3,667	23
Bouygues SA	945	36
Bureau Veritas SA	1,450	37
Capgemini SE	769	161
Carrefour SA	2,977	54
Cie de Saint-Gobain SA	2,223	164
Cie Generale des Etablissements Michelin SCA	3,354	120
Covivio SA REIT	251	13
Credit Agricole SA	21,460	305
Danone SA	3,311	215
Dassault Aviation SA	103	20
Dassault Systemes SE	3,287	161
Edenred SE	1,237	74
Eiffage SA	362	39
Engie SA	10,110	178
EssilorLuxottica SA	1,487	299
Eurazeo SE	214	17
Eurofins Scientific SE	686	45
Euronext NV	421	37
Gecina SA REIT	229	28
Getlink SE	1,769	32
Hermes International	156	332
Ipsen SA	192	23
Kering SA	365	162
Klepierre SA REIT	1,066	29
L'Oreal SA	1,237	617
La Francaise des Jeux SAEM	518	19
Legrand SA	1,312	137
LVMH Moet Hennessy Louis Vuitton SE	1,369	1,112
Orange SA	11,216	128
Pernod Ricard SA	1,056	187
Publicis Groupe SA	1,125	105
Remy Cointreau SA	120	15
Renault SA	948	39
Safran SA	1,690	298
Sanofi SA	5,744	571
Sartorius Stedim Biotech	141	37
Schneider Electric SE	2,685	540
SEB SA	123	15
Societe Generale SA	14,703	391
Sodexo SA	435	48
STMicroelectronics NV	3,374	169
Teleperformance SE	290	42
Thales SA	524	78
TotalEnergies SE	11,250	765
Unibail-Rodamco-Westfield REIT (e)	583	43

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Veolia Environnement SA	3,736	$118
Vinci SA	2,519	317
Vivendi SE	3,333	36
Worldline SA (e)	1,193	21
		11,288
Germany (1.3%)
adidas AG	801	163
Allianz SE (Registered)	2,001	535
BASF SE	4,381	236
Bayer AG (Registered)	5,014	186
Bayerische Motoren Werke AG	1,571	175
Bayerische Motoren Werke AG (Preference)	290	29
Bechtle AG	406	20
Beiersdorf AG	514	77
Brenntag SE	690	63
Carl Zeiss Meditec AG	189	21
Commerzbank AG	21,039	250
Continental AG	547	46
Covestro AG (e)	961	56
Daimler Truck Holding AG	2,617	98
Delivery Hero SE (e)	899	25
Deutsche Bank AG (Registered)	9,578	131
Deutsche Boerse AG	940	194
Deutsche Lufthansa AG (Registered) (e)	2,971	26
Deutsche Post AG (Registered)	4,875	241
Deutsche Telekom AG (Registered)	19,588	471
Dr Ing hc F Porsche AG (Preference)	564	50
E.ON SE	12,361	166
Evonik Industries AG	1,145	23
Fresenius Medical Care AG & Co. KGaA	1,034	43
Fresenius SE & Co. KGaA	2,118	66
GEA Group AG	812	34
Hannover Rueck SE (Registered)	295	71
Heidelberg Materials AG	684	61
HelloFresh SE (e)	809	13
Henkel AG & Co. KGaA	531	38
Henkel AG & Co. KGaA (Preference)	864	69
Infineon Technologies AG	6,428	268
Knorr-Bremse AG	362	23
LEG Immobilien SE (e)	367	32
Mercedes-Benz Group AG (Registered)	3,952	273
Merck KGaA	669	106
MTU Aero Engines AG	273	59
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	674	280
Nemetschek SE	282	24
Porsche Automobil Holding SE (Preference)	756	39
Puma SE	523	30
QIAGEN NV (e)	1,162	51
Rational AG	25	19
Rheinmetall AG	216	68
RWE AG	3,478	158
SAP SE	5,175	797
Sartorius AG (Preference)	133	49
Scout24 SE	366	26
Siemens AG (Registered)	3,761	706
Siemens Energy AG (e)	2,617	35
Siemens Healthineers AG	1,423	83
Symrise AG	656	72
Talanx AG	315	22
Telefonica Deutschland Holding AG	992	3
Volkswagen AG	145	19
Volkswagen AG (Preference)	1,015	125
Vonovia SE	3,612	113
Wacker Chemie AG	91	11
Zalando SE (e)	1,116	26
		7,194
Hong Kong (0.3%)
AIA Group Ltd.	56,743	494
BOC Hong Kong Holdings Ltd.	23,000	62
Budweiser Brewing Co. APAC Ltd.	8,933	17
CK Asset Holdings Ltd.	9,596	48
CK Hutchison Holdings Ltd.	13,442	72
CK Infrastructure Holdings Ltd.	3,469	19
CLP Holdings Ltd.	9,099	75
ESR Group Ltd.	11,040	15
Futu Holdings Ltd. ADR (e)	267	15
Galaxy Entertainment Group Ltd.	10,955	61
Hang Lung Properties Ltd.	8,754	12
Hang Seng Bank Ltd.	3,760	44
Henderson Land Development Co. Ltd.	7,030	22
HKT Trust & HKT Ltd.	23,101	27
Hong Kong & China Gas Co. Ltd.	61,464	47
Hong Kong Exchanges & Clearing Ltd.	6,003	206
Hongkong Land Holdings Ltd.	5,468	19
Jardine Matheson Holdings Ltd.	793	33
Link REIT	12,941	73
MTR Corp. Ltd.	7,606	29
New World Development Co. Ltd.	7,389	11
Power Assets Holdings Ltd.	7,566	44
Sands China Ltd. (e)	11,890	35
Sino Land Co. Ltd.	18,462	20
SITC International Holdings Co. Ltd.	6,732	12
Sun Hung Kai Properties Ltd.	7,101	77
Swire Pacific Ltd., Class A	2,079	18
Swire Properties Ltd.	5,779	12
Techtronic Industries Co. Ltd.	6,680	80
WH Group Ltd.	43,516	28
Wharf Holdings Ltd.	5,390	17
Wharf Real Estate Investment Co. Ltd.	8,282	28
Xinyi Glass Holdings Ltd.	8,261	9
		1,781
Ireland (0.2%)
AIB Group PLC	28,891	124
Bank of Ireland Group PLC	19,409	176
CRH PLC	3,519	242

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Ireland (cont'd)
Flutter Entertainment PLC (e)	825	$146
Kerry Group PLC, Class A	742	64
Kingspan Group PLC	722	62
Smurfit Kappa Group PLC	1,225	49
		863
Israel (0.1%)
Azrieli Group Ltd.	218	14
Bank Hapoalim BM	8,117	73
Bank Leumi Le-Israel BM	9,752	78
Check Point Software Technologies Ltd. (e)	481	74
CyberArk Software Ltd. (e)	215	47
Elbit Systems Ltd.	137	29
Global-e Online Ltd. (e)	464	18
ICL Group Ltd.	3,970	20
Israel Discount Bank Ltd., Class A	6,347	32
Mizrahi Tefahot Bank Ltd.	987	38
Monday.com Ltd. (e)	137	26
Nice Ltd. (e)	325	65
Teva Pharmaceutical Industries Ltd. ADR (e)	5,899	62
Wix.com Ltd. (e)	279	34
		610
Italy (0.7%)
Amplifon SpA	614	21
Assicurazioni Generali SpA	4,962	105
Banco BPM SpA	22,377	118
Davide Campari-Milano NV	2,675	30
DiaSorin SpA	113	12
Enel SpA	44,367	330
Eni SpA	11,591	197
EXOR NV	974	98
Ferrari NV	616	208
FinecoBank Banca Fineco SpA	12,225	184
Infrastrutture Wireless Italiane SpA	2,033	26
Intesa Sanpaolo SpA	308,340	902
Leonardo SpA	1,985	33
Mediobanca Banca di Credito Finanziario SpA	10,981	136
Moncler SpA	1,005	62
Nexi SpA (e)	2,881	24
Poste Italiane SpA	2,553	29
Prysmian SpA	1,286	59
Recordati Industria Chimica e Farmaceutica SpA	517	28
Snam SpA	11,039	57
Stellantis NV	10,779	252
Telecom Italia SpA (Milano) (e)	60,216	19
Tenaris SA	2,314	40
Terna - Rete Elettrica Nazionale	7,635	64
UniCredit SpA	32,119	874
		3,908
Japan (0.1%)
Aeon Co. Ltd.	141	3
Ajinomoto Co., Inc.	97	4
Asahi Group Holdings Ltd.	103	4
Asahi Intecc Co. Ltd.	26	—	@
Astellas Pharma, Inc.	216	3
Chiba Bank Ltd.	667	5
Chubu Electric Power Co., Inc.	379	5
Chugai Pharmaceutical Co. Ltd.	80	3
Concordia Financial Group Ltd.	1,334	6
Daiichi Sankyo Co. Ltd.	221	6
Eisai Co. Ltd.	30	1
Japan Post Bank Co. Ltd.	1,822	19
Kansai Electric Power Co., Inc.	414	5
Kao Corp.	100	4
KDDI Corp.	1,666	53
Kikkoman Corp.	29	2
Kirin Holdings Co. Ltd.	167	2
Kobayashi Pharmaceutical Co. Ltd.	11	—	@
Kobe Bussan Co. Ltd.	32	1
Kose Corp.	7	—	@
Kyowa Kirin Co. Ltd.	32	1
M3, Inc.	53	1
MatsukiyoCocokara & Co.	74	1
MEIJI Holdings Co. Ltd.	50	1
Mizuho Financial Group, Inc.	3,037	52
Nippon Telegraph & Telephone Corp.	33,254	41
Nissin Foods Holdings Co. Ltd.	39	1
Olympus Corp.	151	2
Ono Pharmaceutical Co. Ltd.	46	1
Osaka Gas Co. Ltd.	221	5
Otsuka Holdings Co. Ltd.	47	2
Resona Holdings, Inc.	2,694	14
Seven & i Holdings Co. Ltd.	162	6
Shionogi & Co. Ltd.	31	1
Shiseido Co. Ltd.	86	3
Shizuoka Financial Group, Inc.	589	5
SoftBank Corp.	3,198	40
SoftBank Group Corp.	1,145	51
Sumitomo Mitsui Financial Group, Inc.	1,599	78
Sumitomo Mitsui Trust Holdings, Inc.	824	16
Suntory Beverage & Food Ltd.	30	1
Sysmex Corp.	20	1
Takeda Pharmaceutical Co. Ltd.	189	5
Terumo Corp.	80	3
Tokyo Electric Power Co. Holdings, Inc. (e)	898	5
Tokyo Gas Co. Ltd.	230	5
Unicharm Corp.	87	3
Welcia Holdings Co. Ltd.	20	—	@
Yakult Honsha Co. Ltd.	55	1
		472
Netherlands (0.8%)
ABN AMRO Bank NV CVA	9,415	142
Adyen NV (e)	109	141
Aegon Ltd.	8,090	47
AerCap Holdings NV (e)	1,001	74
Akzo Nobel NV	849	70
ASM International NV	233	121

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Netherlands (cont'd)
ASML Holding NV	1,995	$1,506
ASR Nederland NV	800	38
BE Semiconductor Industries NV	381	58
Coca-Cola Europacific Partners PLC	1,077	72
DSM BV	890	92
DSM-Firmenich AG	922	94
Heineken Holding NV	643	54
Heineken NV	1,422	145
IMCD NV	284	49
ING Groep NV	72,299	1,084
JDE Peet's NV	508	14
Koninklijke Ahold Delhaize NV	4,986	143
Koninklijke KPN NV	20,264	70
Koninklijke Philips NV	3,996	94
NN Group NV	1,349	53
OCI NV	523	15
Prosus NV (e)	7,306	217
Randstad NV	549	34
Universal Music Group NV	4,048	116
Wolters Kluwer NV	1,221	174
		4,717
New Zealand (0.0%)‡
Auckland International Airport Ltd.	6,820	38
EBOS Group Ltd.	805	18
Fisher & Paykel Healthcare Corp. Ltd.	3,061	46
Mercury NZ Ltd.	4,007	17
Meridian Energy Ltd.	7,275	25
Spark New Zealand Ltd.	11,510	38
		182
Norway (0.1%)
Adevinta ASA (e)	1,664	18
Aker BP ASA	1,514	44
DNB Bank ASA	4,384	93
Equinor ASA	4,294	136
Gjensidige Forsikring ASA	946	18
Kongsberg Gruppen ASA	415	19
Mowi ASA	2,276	41
Norsk Hydro ASA	6,167	41
Orkla ASA	3,457	27
Salmar ASA	358	20
Telenor ASA	3,813	44
Yara International ASA	792	28
		529
Portugal (0.0%)‡
EDP - Energias de Portugal SA	16,587	83
EDP Renovaveis SA	1,642	34
Galp Energia SGPS SA	2,130	31
Jeronimo Martins SGPS SA	1,395	36
		184
Singapore (0.2%)
CapitaLand Ascendas REIT	17,065	39
CapitaLand Integrated Commercial Trust REIT	24,415	38
CapitaLand Investment Ltd.	12,267	29
City Developments Ltd.	2,328	12
DBS Group Holdings Ltd.	10,575	267
Genting Singapore Ltd.	27,818	21
Grab Holdings Ltd., Class A (e)	8,737	29
Jardine Cycle & Carriage Ltd.	481	11
Keppel Corp. Ltd.	6,667	36
Mapletree Logistics Trust REIT	15,933	21
Mapletree Pan Asia Commercial Trust REIT	10,788	13
Oversea-Chinese Banking Corp. Ltd.	19,838	195
Sea Ltd. ADR (e)	1,767	72
Seatrium Ltd. (e)	204,528	18
Sembcorp Industries Ltd.	4,671	19
Singapore Airlines Ltd.	6,748	34
Singapore Exchange Ltd.	3,966	29
Singapore Technologies Engineering Ltd.	7,171	21
Singapore Telecommunications Ltd.	46,917	88
United Overseas Bank Ltd.	7,421	160
UOL Group Ltd.	2,176	10
Wilmar International Ltd.	9,496	26
		1,188
Spain (0.8%)
Acciona SA	137	20
ACS Actividades de Construccion y Servicios SA	1,010	45
Aena SME SA	368	67
Amadeus IT Group SA	2,216	159
Banco Bilbao Vizcaya Argentaria SA	118,594	1,081
Banco Santander SA	321,308	1,344
CaixaBank SA	82,064	338
Cellnex Telecom SA (e)	3,412	134
Corp. ACCIONA Energias Renovables SA	366	11
Enagas SA	1,361	23
Endesa SA	1,741	35
Ferrovial SE	2,510	92
Food Delivery Brands Group SA (e)	156	—
Grifols SA (e)	1,498	26
Iberdrola SA	33,150	435
Industria de Diseno Textil SA	5,344	233
Naturgy Energy Group SA	690	21
Redeia Corp. SA	2,224	37
Repsol SA	6,299	93
Telefonica SA	31,022	121
		4,315
Sweden (0.5%)
Alfa Laval AB	1,406	56
Assa Abloy AB, Class B	4,888	141
Atlas Copco AB, Class A	20,786	340
Beijer Ref AB	1,889	25
Boliden AB (e)	1,343	42
Epiroc AB, Class A	5,079	97
EQT AB	1,783	50
Essity AB, Class B	3,087	77
Evolution AB	896	107
Fastighets AB Balder, Class B (e)	3,223	23

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
Getinge AB, Class B	1,149	$26
H & M Hennes & Mauritz AB, Class B	3,165	56
Hexagon AB, Class B	10,142	122
Holmen AB, Class B	393	17
Husqvarna AB, Class B	1,713	14
Industrivarden AB, Class A	1,349	44
Indutrade AB	1,345	35
Investment AB Latour, Class B	732	19
Investor AB, Class B	8,428	195
L E Lundbergforetagen AB, Class B	374	20
Lifco AB, Class B	1,146	28
Nibe Industrier AB, Class B	7,503	53
Saab AB, Class B	378	23
Sagax AB, Class B	975	27
Sandvik AB	5,237	114
Securitas AB, Class B	2,413	24
Skandinaviska Enskilda Banken AB, Class A	9,671	133
Skanska AB, Class B	1,668	30
SKF AB, Class B	1,657	33
Svenska Cellulosa AB SCA, Class B	3,048	46
Svenska Handelsbanken AB, Class A	7,074	77
Swedbank AB, Class A	4,125	83
Swedish Orphan Biovitrum AB (e)	969	26
Tele2 AB, Class B	3,194	27
Telefonaktiebolaget LM Ericsson, Class B	14,058	88
Telia Co. AB	14,149	36
Volvo AB, Class A	8,325	217
Volvo Car AB, Class B (e)	2,932	10
		2,581
Switzerland (1.5%)
ABB Ltd. (Registered)	7,848	348
Adecco Group AG (Registered)	783	38
Alcon, Inc.	2,483	194
Avolta AG (Registered) (e)	470	18
Bachem Holding AG	170	13
Baloise Holding AG (Registered)	223	35
Banque Cantonale Vaudoise (Registered)	186	24
Barry Callebaut AG (Registered)	19	32
BKW AG	113	20
Chocoladefabriken Lindt & Spruengli AG	5	60
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	121
Cie Financiere Richemont SA, Class A (Registered)	2,557	353
Clariant AG (Registered) (e)	1,051	16
EMS-Chemie Holding AG (Registered)	34	28
Geberit AG (Registered)	163	105
Givaudan SA (Registered)	46	191
Helvetia Holding AG (Registered)	182	25
Holcim AG (e)	2,533	199
Julius Baer Group Ltd.	1,018	57
Kuehne & Nagel International AG (Registered)	259	89
Logitech International SA (Registered)	798	76
Lonza Group AG (Registered)	369	156
Nestle SA (Registered)	13,597	1,576
Novartis AG (Registered)	10,257	1,036
Partners Group Holding AG	111	160
Roche Holding AG	160	50
Roche Holding AG (Genusschein)	3,501	1,018
Sandoz Group AG (e)	2,041	66
Schindler Holding AG	198	50
Schindler Holding AG (Registered)	114	27
SGS SA (Registered)	733	63
SIG Group AG (e)	1,503	35
Sika AG (Registered)	742	242
Sonova Holding AG (Registered)	253	83
Straumann Holding AG (Registered)	550	89
Swatch Group AG	142	39
Swatch Group AG (Registered)	259	14
Swiss Life Holding AG (Registered)	144	100
Swiss Prime Site AG (Registered)	375	40
Swiss Re AG	1,477	166
Swisscom AG (Registered)	154	93
Temenos AG (Registered)	312	29
UBS Group AG (Registered) (e)	16,144	501
VAT Group AG	131	66
Zurich Insurance Group AG	714	373
		8,114
United Kingdom (2.1%)
3i Group PLC	4,844	149
abrdn PLC	9,850	22
Admiral Group PLC	1,334	46
Anglo American PLC	6,440	161
Antofagasta PLC	1,940	41
Ashtead Group PLC	2,190	152
Associated British Foods PLC	1,789	54
AstraZeneca PLC	7,803	1,053
Auto Trader Group PLC	4,556	42
Aviva PLC	13,677	76
BAE Systems PLC	15,063	213
Barclays PLC	94,943	186
Barratt Developments PLC	4,834	35
Berkeley Group Holdings PLC	528	32
BP PLC	85,068	504
British American Tobacco PLC	10,609	310
BT Group PLC	40,445	64
Bunzl PLC	1,674	68
Burberry Group PLC	1,807	33
Centrica PLC	30,373	54
Coca-Cola HBC AG (e)	1,097	32
Compass Group PLC	8,421	230
Croda International PLC	697	45
DCC PLC	489	36
Diageo PLC	11,644	423
Endeavour Mining PLC	922	21
Entain PLC	3,172	40
Evraz PLC (e)	2,495	—

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Experian PLC	4,560	$186
G4S Ltd. (e)	6,437	20
Glencore PLC	52,002	313
GSK PLC	20,765	383
Haleon PLC	28,760	118
Halma PLC	1,889	55
Hargreaves Lansdown PLC	1,922	18
Hikma Pharmaceuticals PLC	844	19
HSBC Holdings PLC	96,989	785
Imperial Brands PLC	4,287	99
Informa PLC	6,852	68
InterContinental Hotels Group PLC	814	73
Intertek Group PLC	802	43
J Sainsbury PLC	8,568	33
JD Sports Fashion PLC	12,850	27
Kingfisher PLC	9,482	29
Land Securities Group PLC REIT	3,506	31
Legal & General Group PLC	29,485	94
Lloyds Banking Group PLC	400,250	243
London Stock Exchange Group PLC	2,071	245
M&G PLC	11,171	32
Melrose Industries PLC	6,756	49
Mondi PLC	2,438	48
National Grid PLC	20,388	275
NatWest Group PLC	36,272	101
Next PLC	597	62
Ocado Group PLC (e)	2,952	29
Paragon Offshore PLC (e)(f)	303	—
Pearson PLC	3,179	39
Persimmon PLC	1,596	28
Phoenix Group Holdings PLC	3,732	25
Prudential PLC	13,974	158
Reckitt Benckiser Group PLC	3,700	255
RELX PLC (LSE)	9,345	371
Rentokil Initial PLC	12,664	71
Rio Tinto PLC	5,503	409
Rolls-Royce Holdings PLC (e)	41,732	159
Sage Group PLC	5,104	76
Schroders PLC	4,055	22
Segro PLC REIT	5,849	66
Severn Trent PLC	1,506	50
Shell PLC	32,923	1,078
Smith & Nephew PLC	4,411	61
Smiths Group PLC	1,721	39
Spirax-Sarco Engineering PLC	369	49
SSE PLC	6,058	143
St. James's Place PLC	2,793	24
Standard Chartered PLC	14,497	123
Taylor Wimpey PLC	17,540	33
Tesco PLC	36,932	137
Unilever PLC CVA	12,460	603
United Utilities Group PLC	3,823	52
Vodafone Group PLC	116,811	102
Whitbread PLC	956	44
Wise PLC Class A (e)	3,089	34
WPP PLC	5,350	51
		11,902
United States (21.9%)
3M Co.	1,566	171
A O Smith Corp.	345	28
Abbott Laboratories	5,083	560
AbbVie, Inc.	5,139	796
Accenture PLC, Class A	1,773	622
Adobe, Inc. (e)	1,279	763
Advanced Micro Devices, Inc. (e)	4,422	652
AECOM	368	34
AES Corp.	2,290	44
Aflac, Inc.	1,574	130
Agilent Technologies, Inc.	862	120
Air Products & Chemicals, Inc.	625	171
Airbnb, Inc., Class A (e)	1,227	167
Akamai Technologies, Inc. (e)	426	50
Albemarle Corp.	328	47
Albertsons Cos., Inc., Class A	1,056	24
Alexandria Real Estate Equities, Inc. REIT	476	60
Align Technology, Inc. (e)	217	59
Allegion PLC	248	31
Alliant Energy Corp.	864	44
Allstate Corp.	732	102
Ally Financial, Inc.	758	26
Alnylam Pharmaceuticals, Inc. (e)	364	70
Alphabet, Inc., Class A (e)	31,705	4,447
Altria Group, Inc.	5,004	202
Amazon.com, Inc. (e)	26,094	3,965
Amcor PLC	4,136	40
Ameren Corp.	902	65
American Electric Power Co., Inc.	1,763	143
American Express Co.	1,750	328
American Financial Group, Inc.	202	24
American Homes 4 Rent, Class A REIT	915	33
American International Group, Inc.	1,975	134
American Tower Corp. REIT	1,324	286
American Water Works Co., Inc.	664	88
Ameriprise Financial, Inc.	288	109
AMETEK, Inc.	641	106
Amgen, Inc.	1,563	450
Amphenol Corp., Class A	1,683	167
Analog Devices, Inc.	1,405	279
Annaly Capital Management, Inc. REIT	1,380	27
ANSYS, Inc. (e)	242	88
Aon PLC, Class A	570	166
APA Corp.	883	32
Apollo Global Management, Inc.	1,108	103
Apple, Inc.	44,091	8,489
Applied Materials, Inc.	2,321	376
Aptiv PLC (e)	806	72

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Arch Capital Group Ltd. (e)	1,041	$77
Archer-Daniels-Midland Co.	1,642	119
Ares Management Corp., Class A	453	54
Arista Networks, Inc. (e)	730	172
Arthur J Gallagher & Co.	604	136
Aspen Technology, Inc. (e)	82	18
Assurant, Inc.	149	25
AT&T, Inc.	28,281	475
Atlassian Corp., Class A (e)	439	104
Atmos Energy Corp.	504	58
Autodesk, Inc. (e)	599	146
Automatic Data Processing, Inc.	1,156	269
AutoZone, Inc. (e)	50	129
AvalonBay Communities, Inc. REIT	399	75
Avantor, Inc. (e)	1,987	45
Avery Dennison Corp.	230	47
Axon Enterprise, Inc. (e)	198	51
Baker Hughes Co.	2,899	99
Ball Corp.	895	52
Bank of America Corp.	29,286	986
Bank of New York Mellon Corp.	2,176	113
Bath & Body Works, Inc.	602	26
Baxter International, Inc.	1,484	57
Becton Dickinson & Co.	850	207
Bentley Systems, Inc., Class B	601	31
Berkshire Hathaway, Inc., Class B (e)	3,665	1,307
Best Buy Co., Inc.	557	44
Bill Holdings, Inc. (e)	274	22
Biogen, Inc. (e)	423	109
BioMarin Pharmaceutical, Inc. (e)	547	53
Bio-Rad Laboratories, Inc., Class A (e)	65	21
Bio-Techne Corp.	462	36
BlackRock, Inc.	419	340
Blackstone, Inc.	2,002	262
Block, Inc., Class A (e)	1,542	119
Boeing Co. (e)	1,604	418
Booking Holdings, Inc. (e)	100	355
Booz Allen Hamilton Holding Corp.	369	47
BorgWarner, Inc.	664	24
Boston Properties, Inc. REIT	430	30
Boston Scientific Corp. (e)	4,276	247
Bristol-Myers Squibb Co.	6,201	318
Broadcom, Inc.	1,211	1,352
Broadridge Financial Solutions, Inc.	329	68
Brown & Brown, Inc.	677	48
Brown-Forman Corp., Class B	946	54
Builders FirstSource, Inc. (e)	350	58
Bunge Global SA	459	46
Burlington Stores, Inc. (e)	182	35
Cadence Design Systems, Inc. (e)	757	206
Caesars Entertainment, Inc. (e)	619	29
Camden Property Trust REIT	301	30
Campbell Soup Co.	582	25
Capital One Financial Corp.	1,057	139
Cardinal Health, Inc.	722	73
Carlisle Cos., Inc.	142	44
Carlyle Group, Inc.	609	25
CarMax, Inc. (e)	454	35
Carnival Corp. (e)	2,825	52
Carrier Global Corp.	2,360	136
Catalent, Inc. (e)	523	24
Caterpillar, Inc.	1,445	427
Cboe Global Markets, Inc.	295	53
CBRE Group, Inc., Class A (e)	879	82
CDW Corp.	374	85
Celanese Corp.	294	46
Celsius Holdings, Inc. (e)	434	24
Cencora, Inc.	500	103
Centene Corp. (e)	1,526	113
CenterPoint Energy, Inc.	2,157	62
Ceridian HCM Holding, Inc. (e)	423	28
CF Industries Holdings, Inc.	555	44
CH Robinson Worldwide, Inc.	331	29
Charles River Laboratories International, Inc. (e)	150	35
Charles Schwab Corp.	4,241	292
Charter Communications, Inc., Class A (e)	278	108
Cheniere Energy, Inc.	685	117
Chesapeake Energy Corp.	322	25
Chevron Corp.	5,178	772
Chipotle Mexican Grill, Inc. (e)	78	178
Chubb Ltd.	1,143	258
Church & Dwight Co., Inc.	742	70
Cigna Group	873	261
Cincinnati Financial Corp.	439	45
Cintas Corp.	258	156
Cisco Systems, Inc.	11,437	578
Citigroup, Inc.	7,898	406
Citizens Financial Group, Inc.	1,953	65
Cleveland-Cliffs, Inc. (e)	1,448	30
Clorox Co.	372	53
Cloudflare, Inc., Class A (e)	781	65
CME Group, Inc.	1,014	214
CMS Energy Corp.	998	58
CNH Industrial NV	2,867	35
Coca-Cola Co.	12,471	735
Cognizant Technology Solutions Corp., Class A	1,419	107
Coinbase Global, Inc., Class A (e)	476	83
Colgate-Palmolive Co.	2,375	189
Comcast Corp., Class A	11,602	509
Conagra Brands, Inc.	1,449	42
Confluent, Inc., Class A (e)	519	12
ConocoPhillips	3,416	397
Consolidated Edison, Inc.	1,179	107
Constellation Brands, Inc., Class A	467	113
Constellation Energy Corp.	1,107	129

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Cooper Cos., Inc.	145	$55
Copart, Inc. (e)	2,437	119
Corning, Inc.	2,293	70
Corteva, Inc.	2,033	97
CoStar Group, Inc. (e)	1,155	101
Costco Wholesale Corp.	1,339	884
Coterra Energy, Inc.	2,170	55
Crowdstrike Holdings, Inc., Class A (e)	632	161
Crown Castle, Inc. REIT	1,233	142
Crown Holdings, Inc.	344	32
CSX Corp.	5,662	196
Cummins, Inc.	402	96
CVS Health Corp.	3,765	297
Danaher Corp.	2,076	480
Darden Restaurants, Inc.	341	56
Darling Ingredients, Inc. (e)	492	25
Datadog, Inc., Class A (e)	717	87
DaVita, Inc. (e)	160	17
Deckers Outdoor Corp. (e)	74	49
Deere & Co.	779	312
Dell Technologies, Inc., Class C	719	55
Delta Air Lines, Inc.	445	18
Dentsply Sirona, Inc.	25	1
Devon Energy Corp.	1,851	84
Dexcom, Inc. (e)	1,133	141
Diamondback Energy, Inc.	485	75
Dick's Sporting Goods, Inc.	174	26
Digital Realty Trust, Inc. REIT	858	115
Discover Financial Services	701	79
DocuSign, Inc. (e)	553	33
Dollar General Corp.	676	92
Dollar Tree, Inc. (e)	633	90
Dominion Energy, Inc.	2,875	135
Domino's Pizza, Inc.	99	41
DoorDash, Inc., Class A (e)	723	72
Dover Corp.	394	61
Dow, Inc.	2,002	110
DR Horton, Inc.	855	130
DraftKings, Inc., Class A (e)	1,181	42
Dropbox, Inc., Class A (e)	723	21
DTE Energy Co.	705	78
Duke Energy Corp.	2,633	256
DuPont de Nemours, Inc.	1,299	100
Dynatrace, Inc. (e)	698	38
Eastman Chemical Co.	336	30
Eaton Corp. PLC	1,115	269
eBay, Inc.	1,523	66
Ecolab, Inc.	722	143
Edison International	1,315	94
Edwards Lifesciences Corp. (e)	1,769	135
Electronic Arts, Inc.	718	98
Elevance Health, Inc.	682	322
Eli Lilly & Co.	2,389	1,393
Emerson Electric Co.	1,608	157
Enphase Energy, Inc. (e)	410	54
Entegris, Inc.	423	51
Entergy Corp.	724	73
EOG Resources, Inc.	1,664	201
EPAM Systems, Inc. (e)	164	49
EQT Corp.	1,120	43
Equifax, Inc.	343	85
Equinix, Inc. REIT	262	211
Equitable Holdings, Inc.	969	32
Equity Lifestyle Properties, Inc. REIT	498	35
Equity Residential REIT	1,016	62
Erie Indemnity Co., Class A	71	24
Essential Utilities, Inc.	863	32
Essex Property Trust, Inc. REIT	181	45
Estee Lauder Cos., Inc., Class A	704	103
Etsy, Inc. (e)	343	28
Everest Group Ltd.	120	42
Evergy, Inc.	785	41
Eversource Energy	1,201	74
Exact Sciences Corp. (e)	532	39
Exelon Corp.	3,396	122
Expedia Group, Inc. (e)	397	60
Expeditors International of Washington, Inc.	417	53
Extra Space Storage, Inc. REIT	598	96
Exxon Mobil Corp.	11,480	1,148
F5, Inc. (e)	165	30
FactSet Research Systems, Inc.	108	52
Fair Isaac Corp. (e)	70	82
Fastenal Co.	1,607	104
FedEx Corp.	664	168
Ferguson PLC	576	111
Fidelity National Financial, Inc.	726	37
Fidelity National Information Services, Inc.	1,695	102
Fifth Third Bancorp	2,786	96
First Citizens BancShares, Inc., Class A	45	64
First Horizon Corp.	671	10
First Republic Bank	501	—	@
First Solar, Inc. (e)	303	52
FirstEnergy Corp.	1,868	69
Fiserv, Inc. (e)	1,719	228
FleetCor Technologies, Inc. (e)	198	56
FMC Corp.	358	23
Ford Motor Co.	10,980	134
Fortinet, Inc. (e)	1,820	107
Fortive Corp.	988	73
Fortune Brands Innovations, Inc.	353	27
Fox Corp., Class A	1,116	32
Franklin Resources, Inc.	816	24
Freeport-McMoRan, Inc.	4,082	174
Gaming and Leisure Properties, Inc. REIT	733	36
Garmin Ltd.	431	55
Gartner, Inc. (e)	220	99

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
GE HealthCare Technologies, Inc.	1,197	$93
Gen Digital, Inc.	1,611	37
General Dynamics Corp.	652	169
General Electric Co.	3,033	387
General Mills, Inc.	1,762	115
General Motors Co.	3,846	138
Genuine Parts Co.	399	55
Gilead Sciences, Inc.	3,624	294
Global Payments, Inc.	731	93
Globe Life, Inc.	265	32
GoDaddy, Inc., Class A (e)	390	41
Goldman Sachs Group, Inc.	926	357
Graco, Inc.	476	41
Halliburton Co.	2,581	93
Hartford Financial Services Group, Inc.	852	69
Hasbro, Inc.	381	19
HCA Healthcare, Inc.	599	162
Healthpeak Properties, Inc. REIT	1,581	31
HEICO Corp.	332	52
Henry Schein, Inc. (e)	379	29
Hershey Co.	459	86
Hess Corp.	783	113
Hewlett Packard Enterprise Co.	3,666	62
HF Sinclair Corp.	459	26
Hilton Worldwide Holdings, Inc.	734	134
Hologic, Inc. (e)	717	51
Home Depot, Inc.	2,801	971
Honeywell International, Inc.	1,864	391
Hormel Foods Corp.	918	29
Host Hotels & Resorts, Inc. REIT	1,969	38
Howmet Aerospace, Inc.	1,096	59
HP, Inc.	2,512	76
Hubbell, Inc.	149	49
HubSpot, Inc. (e)	130	75
Humana, Inc.	363	166
Huntington Bancshares, Inc.	5,924	75
Huntington Ingalls Industries, Inc.	111	29
Hyatt Hotels Corp., Class A	130	17
IDEX Corp.	213	46
IDEXX Laboratories, Inc. (e)	241	134
Illinois Tool Works, Inc.	847	222
Illumina, Inc. (e)	468	65
Incyte Corp. (e)	517	32
Ingersoll Rand, Inc.	1,132	88
Insulet Corp. (e)	204	44
Intel Corp.	11,976	602
Intercontinental Exchange, Inc.	1,594	205
International Business Machines Corp.	2,533	414
International Flavors & Fragrances, Inc.	727	59
International Paper Co.	948	34
Interpublic Group of Cos., Inc.	1,089	36
Intuit, Inc.	786	491
Intuitive Surgical, Inc. (e)	1,025	346
Invitation Homes, Inc. REIT	1,723	59
IQVIA Holdings, Inc. (e)	538	125
Iron Mountain, Inc. REIT	816	57
J M Smucker Co.	315	40
Jabil, Inc.	373	48
Jack Henry & Associates, Inc.	205	34
Jacobs Solutions, Inc.	355	46
Jazz Pharmaceuticals PLC (e)	169	21
JB Hunt Transport Services, Inc.	232	46
Johnson & Johnson	7,094	1,112
Johnson Controls International PLC	2,066	119
JPMorgan Chase & Co.	11,827	2,012
Juniper Networks, Inc.	902	27
Kellanova	834	47
Kenvue, Inc.	5,168	111
Keurig Dr Pepper, Inc.	3,163	105
KeyCorp	3,856	56
Keysight Technologies, Inc. (e)	498	79
Kimberly-Clark Corp.	1,022	124
Kimco Realty Corp. REIT	1,761	38
Kinder Morgan, Inc.	5,769	102
KKR & Co., Inc.	1,609	133
KLA Corp.	382	222
Knight-Swift Transportation Holdings, Inc.	452	26
Kraft Heinz Co.	2,582	96
Kroger Co.	2,105	96
L3Harris Technologies, Inc.	537	113
Laboratory Corp. of America Holdings	258	59
Lam Research Corp.	375	294
Lamb Weston Holdings, Inc.	438	47
Las Vegas Sands Corp.	1,068	53
Lattice Semiconductor Corp. (e)	382	26
Lear Corp.	167	24
Leidos Holdings, Inc.	368	40
Lennar Corp., Class A	702	105
Lennox International, Inc.	90	40
Liberty Broadband Corp., Class C (e)	342	28
Liberty Global Ltd., Class C (e)	931	17
Liberty Media Corp.-Liberty Formula One, Class C (e)	554	35
Liberty Media Corp.-Liberty SiriusXM, Class C (e)	459	13
Linde PLC	1,328	545
Live Nation Entertainment, Inc. (e)	449	42
LKQ Corp.	761	36
Lockheed Martin Corp.	630	286
Loews Corp.	537	37
Lowe's Cos., Inc.	1,619	360
LPL Financial Holdings, Inc.	210	48
Lucid Group, Inc. (e)	2,845	12
Lululemon Athletica, Inc. (e)	328	168
LyondellBasell Industries NV, Class A	739	70
M&T Bank Corp.	681	93
Manhattan Associates, Inc. (e)	174	37

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Marathon Oil Corp.	1,757	$42
Marathon Petroleum Corp.	1,138	169
Markel Group, Inc. (e)	36	51
MarketAxess Holdings, Inc.	106	31
Marriott International, Inc., Class A	717	162
Marsh & McLennan Cos., Inc.	1,381	262
Martin Marietta Materials, Inc.	172	86
Marvell Technology, Inc.	2,462	149
Masco Corp.	630	42
Mastercard, Inc., Class A	2,361	1,007
Match Group, Inc. (e)	790	29
McCormick & Co., Inc.	766	52
McDonald's Corp.	2,051	608
McKesson Corp.	395	183
Medtronic PLC	3,902	321
MercadoLibre, Inc. (e)	129	203
Merck & Co., Inc.	7,465	814
Meta Platforms, Inc., Class A (e)	6,196	2,193
MetLife, Inc.	1,793	119
Mettler-Toledo International, Inc. (e)	65	79
MGM Resorts International (e)	797	36
Microchip Technology, Inc.	1,535	138
Micron Technology, Inc.	3,108	265
Microsoft Corp.	19,867	7,471
Mid-America Apartment Communities, Inc. REIT	328	44
Moderna, Inc. (e)	996	99
Molina Healthcare, Inc. (e)	167	60
Molson Coors Beverage Co., Class B	532	33
Mondelez International, Inc., Class A	4,130	299
MongoDB, Inc. (e)	201	82
Monolithic Power Systems, Inc.	127	80
Monster Beverage Corp. (e)	2,382	137
Moody's Corp.	464	181
Mosaic Co.	959	34
Motorola Solutions, Inc.	469	147
MSCI, Inc.	224	127
Nasdaq, Inc.	972	57
NetApp, Inc.	596	53
Netflix, Inc. (e)	1,243	605
Neurocrine Biosciences, Inc. (e)	280	37
Newmont Corp. (TSX)	3,314	137
News Corp., Class A	1,078	26
NextEra Energy, Inc.	7,067	429
NIKE, Inc., Class B	3,442	374
NiSource, Inc.	1,413	38
Nordson Corp.	144	38
Norfolk Southern Corp.	639	151
Northern Trust Corp.	584	49
Northrop Grumman Corp.	405	190
NRG Energy, Inc.	774	40
Nucor Corp.	708	123
NVIDIA Corp.	6,905	3,420
NVR, Inc. (e)	9	63
NXP Semiconductors NV	727	167
Occidental Petroleum Corp.	1,923	115
Okta, Inc. (e)	425	38
Old Dominion Freight Line, Inc.	276	112
Omnicom Group, Inc.	555	48
ON Semiconductor Corp. (e)	1,239	104
ONEOK, Inc.	1,679	118
Oracle Corp.	5,239	552
O'Reilly Automotive, Inc. (e)	170	162
Otis Worldwide Corp.	1,155	103
Ovintiv, Inc.	751	33
Owens Corning	253	38
PACCAR, Inc.	1,476	144
Packaging Corp. of America	258	42
Palantir Technologies, Inc., Class A (e)	5,298	91
Palo Alto Networks, Inc. (e)	854	252
Paramount Global, Class B	1,444	21
Parker-Hannifin Corp.	360	166
Paychex, Inc.	914	109
Paycom Software, Inc.	153	32
Paylocity Holding Corp. (e)	128	21
PayPal Holdings, Inc. (e)	2,976	183
Pentair PLC	461	34
PepsiCo, Inc.	4,171	708
Pfizer, Inc.	16,618	478
PG&E Corp.	6,813	123
Philip Morris International, Inc.	4,412	415
Phillips 66	1,272	169
Pinterest, Inc., Class A (e)	1,600	59
Pioneer Natural Resources Co.	667	150
PNC Financial Services Group, Inc.	1,625	252
Pool Corp.	112	45
PPG Industries, Inc.	663	99
PPL Corp.	2,525	68
Principal Financial Group, Inc.	679	53
Procter & Gamble Co.	7,160	1,049
Progressive Corp.	1,643	262
Prologis, Inc. REIT	2,613	348
Prudential Financial, Inc.	1,014	105
PTC, Inc. (e)	335	59
Public Service Enterprise Group, Inc.	1,708	104
Public Storage REIT	454	138
PulteGroup, Inc.	619	64
Qorvo, Inc. (e)	276	31
QUALCOMM, Inc.	3,146	455
Quanta Services, Inc.	403	87
Quest Diagnostics, Inc.	321	44
Raymond James Financial, Inc.	556	62
Realty Income Corp. REIT	2,000	115
Regency Centers Corp. REIT	470	32
Regeneron Pharmaceuticals, Inc. (e)	311	273
Regions Financial Corp.	3,860	75
Reliance Steel & Aluminum Co.	167	47

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Repligen Corp. (e)	153	$28
Republic Services, Inc.	619	102
ResMed, Inc.	426	73
Revvity, Inc.	368	40
Rivian Automotive, Inc., Class A (e)	1,957	46
Robert Half, Inc.	303	27
Robinhood Markets, Inc., Class A (e)	1,212	15
ROBLOX Corp., Class A (e)	1,165	53
Rockwell Automation, Inc.	319	99
Roku, Inc. (e)	357	33
Rollins, Inc.	818	36
Roper Technologies, Inc.	299	163
Ross Stores, Inc.	956	132
Royal Caribbean Cruises Ltd. (e)	689	89
Royalty Pharma PLC, Class A	1,125	32
RPM International, Inc.	364	41
RTX Corp.	4,142	349
S&P Global, Inc.	916	404
Salesforce, Inc. (e)	2,705	712
SBA Communications Corp. REIT	311	79
Schlumberger NV	4,039	210
Seagate Technology Holdings PLC	557	48
SEI Investments Co.	317	20
Sempra	2,135	160
ServiceNow, Inc. (e)	571	403
Sherwin-Williams Co.	684	213
Simon Property Group, Inc. REIT	926	132
Sirius XM Holdings, Inc.	2,141	12
Skyworks Solutions, Inc.	450	51
Snap, Inc., Class A (e)	2,852	48
Snap-on, Inc.	150	43
Snowflake, Inc., Class A (e)	790	157
Southern Co.	3,751	263
Southwest Airlines Co.	410	12
Splunk, Inc. (e)	452	69
SS&C Technologies Holdings, Inc.	626	38
Stanley Black & Decker, Inc.	435	43
Starbucks Corp.	3,241	311
State Street Corp.	890	69
Steel Dynamics, Inc.	451	53
Steris PLC	291	64
Stryker Corp.	1,008	302
Sun Communities, Inc. REIT	352	47
Super Micro Computer, Inc. (e)	133	38
Synchrony Financial	1,163	44
Synopsys, Inc. (e)	422	217
Sysco Corp.	1,535	112
T Rowe Price Group, Inc.	629	68
Take-Two Interactive Software, Inc. (e)	468	75
Targa Resources Corp.	613	53
Target Corp.	1,407	200
TE Connectivity Ltd.	889	125
Teledyne Technologies, Inc. (e)	133	59
Teleflex, Inc.	138	34
Teradyne, Inc.	435	47
Tesla, Inc. (e)	8,219	2,042
Texas Instruments, Inc.	2,591	442
Texas Pacific Land Corp.	18	28
Textron, Inc.	558	45
Thermo Fisher Scientific, Inc.	1,134	602
TJX Cos., Inc.	3,220	302
T-Mobile U.S., Inc.	2,079	333
Toast, Inc., Class A (e)	946	17
Toro Co.	296	28
Tractor Supply Co.	308	66
Trade Desk, Inc., Class A (e)	1,267	91
Tradeweb Markets, Inc., Class A	306	28
Trane Technologies PLC	644	157
TransDigm Group, Inc.	155	157
TransUnion	541	37
Travelers Cos., Inc.	640	122
Trimble, Inc. (e)	697	37
Truist Financial Corp.	5,469	202
Twilio, Inc., Class A (e)	483	37
Tyler Technologies, Inc. (e)	119	50
Tyson Foods, Inc., Class A	878	47
Uber Technologies, Inc. (e)	5,157	318
UDR, Inc. REIT	875	34
U-Haul Holding Co.	278	20
UiPath, Inc., Class A (e)	1,085	27
Ulta Beauty, Inc. (e)	137	67
Union Pacific Corp.	1,706	419
United Parcel Service, Inc., Class B	2,042	321
United Rentals, Inc.	190	109
United Therapeutics Corp. (e)	137	30
UnitedHealth Group, Inc.	2,716	1,430
Unity Software, Inc. (e)	690	28
Universal Health Services, Inc., Class B	183	28
US Bancorp	6,287	272
Vail Resorts, Inc.	109	23
Valero Energy Corp.	1,018	132
Veeva Systems, Inc., Class A (e)	448	86
Ventas, Inc. REIT	1,145	57
Veralto Corp.	666	55
VeriSign, Inc. (e)	258	53
Verisk Analytics, Inc.	408	97
Verizon Communications, Inc.	16,633	627
Vertex Pharmaceuticals, Inc. (e)	760	309
Vertiv Holdings Co., Class A	931	45
VF Corp.	957	18
Viatris, Inc.	3,528	38
VICI Properties, Inc. REIT	2,855	91
Visa, Inc., Class A	4,501	1,172
Vistra Corp.	1,117	43
Vulcan Materials Co.	372	84
W R Berkley Corp.	574	41

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Walgreens Boots Alliance, Inc.	2,222	$58
Walmart, Inc.	4,501	710
Walt Disney Co.	5,193	469
Warner Bros Discovery, Inc. (e)	6,618	75
Waste Connections, Inc.	716	107
Waste Management, Inc.	1,130	202
Waters Corp. (e)	173	57
Watsco, Inc.	95	41
Webster Financial Corp.	221	11
WEC Energy Group, Inc.	1,087	92
Wells Fargo & Co.	14,785	728
Welltower, Inc. REIT	1,456	131
West Pharmaceutical Services, Inc.	216	76
Western Digital Corp. (e)	907	48
Westinghouse Air Brake Technologies Corp.	505	64
Westlake Corp.	110	15
Westrock Co.	728	30
Weyerhaeuser Co. REIT	2,095	73
Williams Cos., Inc.	3,491	122
Willis Towers Watson PLC	295	71
Workday, Inc., Class A (e)	583	161
WP Carey, Inc. REIT	607	39
WW Grainger, Inc.	127	105
Wynn Resorts Ltd.	289	26
Xcel Energy, Inc.	1,881	116
Xylem, Inc.	676	77
Yum! Brands, Inc.	785	103
Zebra Technologies Corp., Class A (e)	145	40
Zillow Group, Inc., Class C (e)	421	24
Zimmer Biomet Holdings, Inc.	618	75
Zoetis, Inc.	1,348	266
Zoom Video Communications, Inc., Class A (e)	679	49
Zscaler, Inc. (e)	244	54
		122,063
Total Common Stocks (Cost $127,657)		204,111

No. of Rights
Right (0.0%)‡
United States (0.0%)‡
Contra Abiomed, Inc expires 12/22/28 (e) (Cost $—@)	90	—	@

No. of Warrants
Warrants (0.0%)‡
Canada (0.0%)‡
Constellation Software, Inc. expires 3/31/40 (e) (Cost $—)	95	1

	Face Amount (000)
Short-Term Investments (18.9%)
Commercial Paper (g) (1.1%)
ANZ New Zealand International Ltd.
5.86%, 4/8/24 (b)	$1,050	1,034
BPCE SA
5.87%, 4/5/24 (b)	1,050	1,034
Skandinaviska Enskilda Banken AB
5.86%, 4/11/24 (b)	2,080	2,048
Suncorp-Metway Ltd.
5.96%, 4/2/24 (b)	2,080	2,049
Total Commercial Paper (Cost $6,165)		6,165
U.S. Treasury Securities (2.8%)
U.S. Treasury Bill,
5.33%, 4/18/24 (h)(i)	$2,180	2,146
5.39%, 2/15/24 (h)(i)	8,400	8,362
5.53%, 4/18/24 (h)(i)	5,271	5,190
Total U.S. Treasury Securities (Cost $15,695)		15,698

	Shares
Investment Company (15.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (j) (Cost $83,391)	83,390,541	83,391
Total Short-Term Investments (Cost $105,251)		105,254
Total Investments (100.3%) (Cost $491,289) (k)(l)(m)(n)		558,942
Liabilities in Excess of Other Assets (–0.3%)		(1,418)
Net Assets (100.0%)		$557,524

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(d)	Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2023.
(e)	Non-income producing security.
(f)	At December 31, 2023, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(g)	The rates shown are the effective yields at the date of purchase.
(h)	Rate shown is the yield to maturity at December 31, 2023.
(i)	All or a portion of the security was pledged to cover margin requirements for swap agreements.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2023, advisory fees paid were reduced by approximately $22,000 relating to the Fund's investment in the Liquidity Funds.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2023, the Fund did not engage in any cross-trade transactions.
(m)	The approximate fair value and percentage of net assets, $71,168,000 and 12.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(n)	At December 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $102,188,000 and the aggregate gross unrealized depreciation is approximately $26,209,000, resulting in net unrealized appreciation of approximately $75,979,000.

ADR	American Depositary Receipt.
CLO	Collateralized Loan Obligation.
CVA	Certificaten Van Aandelen.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	CNY	136,770,962		$19,326,668	3/14/24	$(93)
Australia & New Zealand Banking Group Ltd.		$1,954,860	AUD	3,032,685	2/8/24	114
Australia & New Zealand Banking Group Ltd.		$839,039	JPY	120,468,775	2/8/24	20
Bank of America NA	CNH	3,537,979		$494,459	3/14/24	(4)
Bank of America NA	GBP	5,109,283		$6,288,465	2/8/24	(225)
Bank of America NA	PLN	251,986		$62,563	3/14/24	(1)
Bank of America NA		$111,504	ILS	412,788	3/14/24	3
Bank of America NA		$180,586	JPY	25,919,805	3/14/24	5
Bank of New York Mellon		$13,053	DKK	89,813	3/14/24	— @
Barclays Bank PLC	EUR	485,536		$529,680	2/8/24	(7)
Barclays Bank PLC	EUR	2,393,909		$2,591,107	3/14/24	(59)
Barclays Bank PLC	HKD	4,413		$566	3/14/24	— @
Barclays Bank PLC	NZD	2,450,008		$1,463,723	2/8/24	(85)
Barclays Bank PLC		$228,988	AUD	334,279	3/14/24	(1)
Barclays Bank PLC		$241,976	JPY	35,455,000	2/8/24	11
Barclays Bank PLC		$5,558,772	JPY	808,035,350	2/8/24	203
Barclays Bank PLC		$386,298	JPY	55,445,724	3/14/24	11
Barclays Bank PLC		$331,738	MXN	5,830,466	3/14/24	8
Barclays Bank PLC		$87,050	NOK	960,145	2/8/24	8
Barclays Bank PLC		$8,573	SEK	89,250	2/8/24	— @
BNP Paribas SA	AUD	1,347,769		$886,630	3/14/24	(34)
BNP Paribas SA	CAD	118,332		$87,108	3/14/24	(2)
BNP Paribas SA	CHF	71,200		$82,038	3/14/24	(3)
BNP Paribas SA	CNH	1,335,590		$186,650	3/14/24	(2)
BNP Paribas SA	EUR	11,202		$12,035	2/8/24	(— @)
BNP Paribas SA	EUR	2,361,808		$2,556,327	3/14/24	(58)
BNP Paribas SA	GBP	382,735		$479,031	2/8/24	(9)
BNP Paribas SA	GBP	114,169		$144,977	2/8/24	(1)
BNP Paribas SA	HKD	298,632		$38,285	3/14/24	(— @)
BNP Paribas SA	IDR	5,351,535,740		$345,550	2/7/24	(2)
BNP Paribas SA	IDR	3,263,168,448		$210,256	2/7/24	(2)
BNP Paribas SA	IDR	7,377,563,094		$475,788	2/7/24	(3)
BNP Paribas SA	IDR	2,709,581,273		$175,264	2/7/24	(1)
BNP Paribas SA	INR	6,879,651		$82,307	3/14/24	(— @)
BNP Paribas SA	SEK	581,167		$55,792	3/14/24	(2)
BNP Paribas SA		$708,051	AUD	1,032,072	3/14/24	(3)
BNP Paribas SA		$84,405	CLP	74,030,514	3/14/24	(1)
BNP Paribas SA		$59,489	COP	242,881,489	3/14/24	2
BNP Paribas SA		$271,857	EUR	245,120	3/14/24	(— @)
BNP Paribas SA		$190,490	JPY	26,616,682	3/14/24	— @
BNP Paribas SA		$2,852,902	MXN	50,138,331	3/14/24	66
BNP Paribas SA		$123,047	PLN	512,541	2/8/24	7
BNP Paribas SA		$53,802	TWD	1,669,157	3/14/24	1
Citibank NA		$171,100	CAD	225,762	3/14/24	(1)
Citibank NA		$1,012,357	CHF	900,097	2/8/24	62
Citibank NA		$379,478	CNY	2,685,000	2/8/24	— @
Citibank NA		$10,045	CZK	228,953	3/14/24	— @
Citibank NA		$277,041	GBP	217,444	3/14/24	— @
Citibank NA		$51,403	ILS	190,250	3/14/24	1
Goldman Sachs International	AUD	368,973		$242,730	3/14/24	(9)

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	BRL	40,492,457		$8,168,248	3/14/24	$(111)
Goldman Sachs International	BRL	1,762,115		$359,783	3/14/24	(— @)
Goldman Sachs International	COP	602,165,000		$147,989	2/8/24	(6)
Goldman Sachs International	HKD	168		$21	3/14/24	— @
Goldman Sachs International	HUF	137,087,268		$382,008	2/8/24	(11)
Goldman Sachs International	NOK	583,174		$53,242	3/14/24	(4)
Goldman Sachs International	NZD	20,403		$12,506	3/14/24	(— @)
Goldman Sachs International	SGD	83,242		$62,249	3/14/24	(1)
Goldman Sachs International		$3,358,138	CNY	24,081,204	2/8/24	49
Goldman Sachs International		$12,192	CZK	277,842	3/14/24	— @
Goldman Sachs International		$14,864	HUF	5,206,475	2/8/24	— @
Goldman Sachs International		$612,574	JPY	87,923,605	3/14/24	18
Goldman Sachs International		$27,256	JPY	3,848,680	2/8/24	— @
Goldman Sachs International		$2,334,123	KRW	3,014,239,394	2/8/24	11
Goldman Sachs International		$38,645	MXN	676,939	2/8/24	1
Goldman Sachs International		$1,444,591	MXN	25,388,215	3/14/24	33
Goldman Sachs International		$207,750	MXN	3,557,795	3/14/24	(1)
Goldman Sachs International		$2,592,095	TRY	101,428,691	12/23/24	(72)
HSBC Bank PLC		$229,189	CAD	302,000	2/8/24	(1)
JPMorgan Chase Bank NA	CAD	411,684		$301,600	2/8/24	(9)
JPMorgan Chase Bank NA	CAD	1,169,903		$861,207	3/14/24	(23)
JPMorgan Chase Bank NA	CAD	2,257,981		$1,699,744	3/14/24	(6)
JPMorgan Chase Bank NA	DKK	493,419		$71,374	2/8/24	(2)
JPMorgan Chase Bank NA	EUR	4,118,500		$4,457,740	3/14/24	(102)
JPMorgan Chase Bank NA	EUR	1,453,749		$1,597,395	3/14/24	(12)
JPMorgan Chase Bank NA	GBP	650,766		$818,156	3/14/24	(12)
JPMorgan Chase Bank NA	GBP	1,339,067		$1,698,188	3/14/24	(9)
JPMorgan Chase Bank NA	HKD	280,695		$35,984	3/14/24	(— @)
JPMorgan Chase Bank NA	NOK	577,223		$52,701	3/14/24	(4)
JPMorgan Chase Bank NA	NZD	257,051		$157,565	3/14/24	(5)
JPMorgan Chase Bank NA	SGD	331,295		$247,749	3/14/24	(4)
JPMorgan Chase Bank NA	THB	4,257,197		$120,460	2/8/24	(5)
JPMorgan Chase Bank NA		$270,212	JPY	38,784,088	3/14/24	8
JPMorgan Chase Bank NA		$1,287,494	MXN	22,628,857	3/14/24	30
Royal Bank of Canada	MXN	5,559,483		$312,360	2/8/24	(13)
Royal Bank of Canada		$108,552	SGD	146,026	2/8/24	2
Standard Chartered Bank	NZD	13,200		$8,091	3/14/24	(— @)
State Street Bank and Trust Co.	EUR	219,800		$237,910	3/14/24	(5)
State Street Bank and Trust Co.		$108,417	CLP	96,240,000	2/8/24	1
State Street Bank and Trust Co.		$158,010	SEK	1,571,903	3/14/24	(2)
UBS AG	AUD	1,521,791		$991,247	2/8/24	(47)
UBS AG	AUD	250,240		$165,702	2/8/24	(5)
UBS AG	CAD	191,730		$141,141	3/14/24	(4)
UBS AG	EUR	170,017		$187,096	2/8/24	(1)
UBS AG	EUR	2,432,721		$2,633,161	3/14/24	(60)
UBS AG	EUR	1,661,327		$1,811,569	2/8/24	(25)
UBS AG	EUR	1,088,780		$1,191,495	3/14/24	(14)
UBS AG	EUR	386,000		$427,052	2/8/24	— @
UBS AG	HKD	508,683		$65,215	3/14/24	(— @)
UBS AG	IDR	419,891,537		$27,067	3/14/24	(— @)
UBS AG	JPY	101,252,382		$724,011	3/14/24	(2)
UBS AG	KRW	5,233,775		$3,999	3/14/24	(— @)
UBS AG	THB	548,547		$15,439	3/14/24	(1)
UBS AG	TRY	457,638		$14,521	3/14/24	(— @)

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG		$15,335	AUD	23,313	2/8/24	$1
UBS AG		$6,803,023	AUD	9,998,895	3/14/24	25
UBS AG		$3,230,983	CAD	4,449,929	2/8/24	129
UBS AG		$14,631	CAD	19,875	2/8/24	—	@
UBS AG		$1,076,720	CAD	1,435,285	2/8/24	7
UBS AG		$2,192	DKK	15,000	2/8/24	—	@
UBS AG		$631,253	EUR	568,419	3/14/24	(2)
UBS AG		$4,885,516	GBP	3,980,686	2/8/24	189
UBS AG		$1,465,528	GBP	1,194,999	2/8/24	58
UBS AG		$13,267	HUF	4,751,041	3/14/24	—	@
UBS AG		$42,567	IDR	660,550,855	2/7/24	—	@
UBS AG		$4,392,802	JPY	648,563,014	2/8/24	232
UBS AG		$1,370,670	MXN	24,089,517	3/14/24	32
UBS AG		$1,826,793	NZD	2,967,476	2/8/24	49
UBS AG		$109,064	PEN	411,443	2/8/24	2
UBS AG		$136,149	RON	631,531	2/8/24	4
UBS AG		$210,938	SEK	2,290,509	2/8/24	17
UBS AG	ZAR	1,081,726		$56,301	3/14/24	(2)
Westpac Banking Corp.		$1,527,043	EUR	1,423,847	2/8/24	47
						$276

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
German Euro-Bobl Index (Germany)	32	Mar-24	EUR	3,200	$4,214	$70
German Euro-BTP Index (Germany)	13	Mar-24		1,300	1,710	59
German Euro-Schatz Index (Germany)	45	Mar-24		4,500	5,293	36
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	46	Mar-24	KRW	4,600,000	4,125	56
Long Gilt Index (United Kingdom)	9	Mar-24	GBP	900	1,178	13
MSCI Emerging Market Index (United States)	78	Mar-24		$4	4,031	163
Nikkei 225 Index (United States)	6	Mar-24	JPY	3	708	6
SGX MSCI Singapore Index (Singapore)	2	Jan-24	SGD	— @	44	2
U.S. Treasury 5 yr. Note (United States)	82	Mar-24		$8,200	8,919	204
U.S. Treasury 10 yr. Note (United States)	7	Mar-24		700	790	1
U.S. Treasury 10 yr. Ultra Note (United States)	89	Mar-24		8,900	10,503	456
U.S. Treasury Long Bond (United States)	18	Mar-24		1,800	2,249	166
U.S. Treasury Ultra Long Bond (United States)	39	Mar-24		3,900	5,210	492
Short:
Euro Stoxx 50 Index (Germany)	94	Mar-24	EUR	(1)	(4,714)	34
FTSE 100 Index (United Kingdom)	1	Mar-24	GBP	(— @)	(99)	(2)
German Euro-BTP Index (Germany)	77	Mar-24	EUR	(7,700)	(10,128)	(229)
German Euro-Bund Index (Germany)	56	Mar-24		(5,600)	(8,483)	(242)
KOSPI 200 Index (Korea, Republic of)	1	Mar-24	KRW	(250)	(70)	(6)
S&P 500 E Mini Index (United States)	6	Mar-24	$	(— @)	(1,446)	(1)
TSE Japanese 10 yr. Bond index (Japan)	46	Mar-24	JPY	(4,600,000)	(47,863)	(600)
U.S. Treasury 2 yr. Note (United States)	1	Mar-24		$(200)	(206)	(2)

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 5 yr. Note (United States)	55	Mar-24	$	(5,500)	$(5,982)	$(145)
U.S. Treasury 10 yr. Note (United States)	3	Mar-24		(300)	(339)	(8)
U.S. Treasury 10 yr. Ultra Note (United States)	40	Mar-24		(4,000)	(4,721)	(205)
						$318

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at December 31, 2023:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC	1 Month CNRR	Pay	2.38%	Quarterly/Quarterly	11/3/28	CNY	54,609	$43	$—	$43
Morgan Stanley & Co. LLC	1 Month CNRR	Pay	2.38	Quarterly/Quarterly	11/3/28		54,609	43	—	43
Morgan Stanley & Co. LLC	1 Week CNY	Pay	2.56	Quarterly/Quarterly	5/16/28		70,937	142	—	142
Morgan Stanley & Co. LLC	1 Week CNY	Pay	2.56	Quarterly/Quarterly	5/16/28		70,937	141	—	141
								$369	$—	$369

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2023:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI USA Index	Receive	SOFR + 0.45%	Quarterly	7/16/24		$20,981	$1,916	$—	$1,916
Barclays Bank PLC	MSCI Daily Total Return World Gross Consumer Staples	Pay	SOFR + 0.10%	Quarterly	5/20/24		4,865	(182)	—	(182)
Barclays Bank PLC	MSCI Daily Total Return World Gross Consumer Staples	Pay	SOFR + 0.10%	Quarterly	5/20/24		709	(27)	—	(27)
Barclays Bank PLC	MSCI USA Index	Receive	SOFR + 0.47%	Quarterly	10/4/24		12,704	1,374	—	1,374
Barclays Bank PLC	MSCI World Tobacco Index	Receive	SOFR + 0.25%	Quarterly	5/20/24		5,016	(13)	—	(13)
Barclays Bank PLC	MSCI World Tobacco Index	Receive	SOFR + 0.25%	Quarterly	5/20/24		399	(1)	—	(1)
BNP Paribas SA	EMU IMI Anti-Value Index††	Pay	ESTR - 0.02%	Quarterly	9/18/24	EUR	4,103	(141)	—	(141)
BNP Paribas SA	EMU IMI Anti-Value Index††	Pay	ESTR - 0.02%	Quarterly	9/18/24		4,191	(45)	—	(45)
BNP Paribas SA	EMU IMI Anti-Value Index††	Pay	ESTR - 0.02%	Quarterly	9/18/24		4,104	(35)	—	(35)
BNP Paribas SA	EMU IMI Anti-Value Index††	Pay	ESTR - 0.02%	Quarterly	9/18/24		4,090	(52)	—	(52)
BNP Paribas SA	EMU IMI Anti-Value Index††	Pay	ESTR - 0.02%	Quarterly	9/18/24		3,737	(19)	—	(19)
BNP Paribas SA	EMU IMI Value Index††	Receive	ESTR - 0.35%	Quarterly	9/18/24		4,088	151	—	151
BNP Paribas SA	EMU IMI Value Index††	Receive	ESTR - 0.35%	Quarterly	9/18/24		4,205	42	—	42
BNP Paribas SA	EMU IMI Value Index††	Receive	ESTR - 0.35%	Quarterly	9/18/24		4,118	14	—	14
BNP Paribas SA	EMU IMI Value Index††	Receive	ESTR - 0.35%	Quarterly	9/18/24		4,080	43	—	43
BNP Paribas SA	EMU IMI Value Index††	Receive	ESTR - 0.35%	Quarterly	9/18/24		3,732	21	—	21
BNP Paribas SA	MSCI EMU Index	Receive	ESTR - 0.19%	Quarterly	12/24/24		5,237	(27)	—	(27)
BNP Paribas SA	MSCI EMU Index	Receive	ESTR - 0.17%	Quarterly	12/24/24		5,203	8	—	8
BNP Paribas SA	MSCI Japan Net Total Return $ Index	Receive	SOFR - 0.01%	Quarterly	2/12/24		$15,621	1,397	—	1,397
BNP Paribas SA	Short Global Luxury Index††	Pay	SOFR + 0.24%	Quarterly	6/5/24		1,646	(65)	—	(65)
BNP Paribas SA	Short Global Luxury Index††	Pay	SOFR + 0.24%	Quarterly	6/5/24		809	(32)	—	(32)
BNP Paribas SA	Short Global Luxury Index††	Pay	SOFR + 0.24%	Quarterly	6/5/24		2,730	(108)	—	(108)

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	Short Global Luxury Index††	Pay	SOFR + 0.24%	Quarterly	6/5/24		$2,225	(88)	$—	$(88)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.21%	Quarterly	1/26/24		28,803	3,045	—	3,045
JPMorgan Chase Bank NA	Japan Growth Index††	Pay	SOFR - 0.19%	Quarterly	12/11/24		8,349	(472)	—	(472)
JPMorgan Chase Bank NA	Japan Value Index††	Receive	SOFR + 0.00%	Quarterly	12/11/24		8,335	132	—	132
JPMorgan Chase Bank NA	Korea Growth Index	Pay	SOFR - 0.30%	Quarterly	10/23/24		1,894	(324)	—	(324)
JPMorgan Chase Bank NA	Korea Value Index	Receive	SOFR + 0.16%	Quarterly	12/11/24		2,065	202	—	202
JPMorgan Chase Bank NA	MSCI AU Banks	Pay	BBSW + 0.03%	Quarterly	10/21/24	AUD	6,032	(288)	—	(288)
JPMorgan Chase Bank NA	MSCI AU Banks	Pay	BBSW + 0.03%	Quarterly	10/21/24		3,948	(225)	—	(225)
JPMorgan Chase Bank NA	MSCI Japan Gross Total Return	Pay	TONAR - 0.08%	Quarterly	12/24/24	JPY	833,006	(33)	—	(33)
JPMorgan Chase Bank NA	MSCI Japan Gross Total Return	Pay	TONAR - 0.06%	Quarterly	12/24/24		820,855	(78)	—	(78)
JPMorgan Chase Bank NA	MSCI Japan Net Total Return $ Index	Receive	SOFR + 0.18%	Quarterly	10/8/24		$1,247	145	—	145
JPMorgan Chase Bank NA	SPX 1500 Growth Index††	Pay	SOFR + 0.05%	Quarterly	12/9/24		2,872	(199)	—	(199)
JPMorgan Chase Bank NA	SPX 1500 Growth Index††	Pay	SOFR + 0.05%	Quarterly	12/9/24		3,413	(225)	—	(225)
JPMorgan Chase Bank NA	SPX 1500 Growth Index††	Pay	SOFR + 0.05%	Quarterly	12/9/24		3,421	(230)	—	(230)
JPMorgan Chase Bank NA	SPX 1500 Value Index††	Receive	SOFR + 0.05%	Quarterly	12/9/24		2,861	250	—	250
JPMorgan Chase Bank NA	SPX 1500 Value Index††	Receive	SOFR + 0.05%	Quarterly	12/9/24		3,434	284	—	284
JPMorgan Chase Bank NA	SPX 1500 Value Index††	Receive	SOFR + 0.05%	Quarterly	12/9/24		3,443	274	—	274
JPMorgan Chase Bank NA	U.S. Broad Growth Index††	Pay	SOFR + 0.40%	Quarterly	12/9/24		8,023	(594)	—	(594)
JPMorgan Chase Bank NA	U.S. Broad Growth Index††	Pay	SOFR + 0.40%	Quarterly	12/9/24		9,538	(681)	—	(681)
JPMorgan Chase Bank NA	U.S. Broad Growth Index††	Pay	SOFR + 0.40%	Quarterly	12/9/24		9,592	(713)	—	(713)
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Receive	SOFR + 0.40%	Quarterly	12/9/24		7,996	687	—	687
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Receive	SOFR + 0.40%	Quarterly	12/9/24		9,591	782	—	782
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Receive	SOFR + 0.40%	Quarterly	12/9/24		9,619	759	—	759
UBS AG	MSCI USA Index	Receive	SOFR + 0.46%	Quarterly	9/24/24		53,769	734	—	734
								$7,363	$—	$7,363

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with EMU IMI Anti-Value Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets‡
EMU IMI Anti-Value Index
Adyen NV	10	$12	0.00%
Air Liquide SA	56	10	0.00
Akzo Nobel NV	138	10	0.00
Alfen NV	183	11	0.00
Amadeus IT Group SA	153	10	0.00
Arcadis NV	202	10	0.00
ASML Holding NV	14	9	0.00
BE Semiconductor Industries	67	9	0.00
Brembo SpA	854	9	0.00
Bureau Veritas SA	437	10	0.00
CA Immobilien Anlagen AG	508	16	0.00
Carl Zeiss Meditec AG	129	13	0.00
CTS Eventim Ag & Co KGaA	189	12	0.00
Dassault Systemes SE	253	11	0.00
Deutsche Boerse AG	69	13	0.00

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets‡
EMU IMI Anti-Value Index (cont'd)
DSM-Firmenich AG	115	$11	0.00%
Edenred	235	13	0.00
Edp Renovaveis SA	589	11	0.00
Encavis AG	728	11	0.00
ERG SpA	368	11	0.00
Ferrovial SE	275	9	0.00
Fuchs SE - Pref	228	9	0.00
Gecina SA	112	12	0.00
IMCD NV	59	9	0.00
Inmobiliaria Colonial Socimi SA	1,930	13	0.00
Kingspan Group PLC	119	9	0.00
Kone OYJ - Class B	219	10	0.00
Mandatum OYJ	2,459	10	0.00
Mtu Aero Engines AG	48	9	0.00
Nemetschek SE	142	11	0.00
Neoen SA	304	9	0.00
Nokian Renkaat OYJ	1,153	10	0.00
Nordex SE	940	10	0.00
OCI NV	511	13	0.00
Prosus NV	530	14	0.00
QT Group OYJ	170	11	0.00
Rational AG	13	9	0.00
Sampo OYJ - A Shares	230	9	0.00
SAP SE	77	11	0.00
Sartorius Stedim Biotech	38	9	0.00
Schneider Electric SE	50	9	0.00
Scout24 SE	181	12	0.00
SES-Imagotag	79	11	0.00
Siemens Healthineers AG	229	12	0.00
Solaria Energía y Medio Ambiente SA	581	11	0.00
Symrise AG	94	9	0.00
Universal Music Group NV	467	12	0.00
Upm-Kymmene OYJ	304	10	0.00
Warehouses De Pauw SCA	440	13	0.00
Wolters Kluwer	72	9	0.00

The following table represents the equity basket top 50 individual holdings underlying the total return swap with EMU IMI Value Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets‡
EMU IMI Value Index
Acerinox SA	1,154	$12	0.00%
Air France-KLM	994	14	0.00
Aperam	375	12	0.00
Arcelormittal	483	12	0.00
Aroundtown SA	7,160	18	0.00
Atos SE	1,869	13	0.00
Bayer AG - Reg	399	13	0.00
Bollore SE	1,985	11	0.00
Bouygues SA	337	12	0.00
Buzzi SpA	425	12	0.00
CGG SA	15,661	9	0.00
Compagnie De Saint Gobain	192	13	0.00
Covivio	346	17	0.00
Daimler Truck Holding AG	371	13	0.00
Deutsche Bank AG-Registered	718	9	0.00
Deutsche Lufthansa - Reg	1,523	12	0.00
Deutsche Pfandbriefbank AG	1,467	9	0.00
D'Ieteren Group	82	15	0.00

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets‡
EMU IMI Value Index (cont'd)
Eiffage	125	$12	0.00%
Elis SA	617	12	0.00
Fresenius Medical Care AG	302	11	0.00
Fresenius SE & Co. KGaA	406	11	0.00
Heidelberg Materials AG	145	12	0.00
Indra Sistemas SA	835	12	0.00
Ipsen	123	13	0.00
Iveco Group NV	1,537	13	0.00
JDE Peet's NV	580	14	0.00
Kion Group AG	352	14	0.00
Klepierre	659	16	0.00
Koninklijke Bam Groep NV	4,287	10	0.00
Leonardo SpA	876	13	0.00
Mercedes-Benz Group AG	166	10	0.00
Nn Group NV	250	9	0.00
Nokia OYJ	4,461	14	0.00
Outokumpu OYJ	2,692	12	0.00
OVS SpA	4,023	9	0.00
Prosiebensat.1 Media SE	2,241	12	0.00
Rexel SA	492	12	0.00
Sanofi SA	142	13	0.00
Siltronic AG	128	11	0.00
Sopra Steria Group	58	11	0.00
Stellantis NV	497	11	0.00
Stmicroelectronics NV	244	11	0.00
Teleperformance	135	18	0.00
Tenaris SA	565	9	0.00
Tietoevry OYJ	580	13	0.00
Unipol Gruppo SpA	3,028	16	0.00
Vallourec SA	691	10	0.00
Volkswagen AG	84	10	0.00
Volkswagen AG - Pref	91	10	0.00

The following table represents the equity basket holdings underlying the total return swap with Short Global Luxury Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets
Short Global Luxury Index
Brunello Cucinelli SpA	199	$20	0.00	%‡
Burberry Group PLC	1,109	20	0.00	‡
Cie Financiere Richemo - Class A Reg	1,319	182	0.03
Hermes International	93	198	0.04
Hugo Boss AG	210	16	0.00	‡
Kering	342	151	0.03
LVMH Moet Hennessy Louis Vuitton	239	194	0.03
Moncler SpA	813	50	0.01
Salvatore Ferragamo SpA	530	7	0.00	‡
Swatch Group AG	150	41	0.01
Tapestry, Inc.	693	26	0.00	‡
Tod's SpA	104	4	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Growth Index
Advantest Corp.	7,517	$256	0.05%
Asahi Intecc Co. Ltd.	11,696	238	0.04
Baycurrent Consulting, Inc.	6,968	245	0.04
Capcom Co. Ltd.	6,775	219	0.04
Daifuku Co. Ltd.	12,281	249	0.04

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Growth Index (cont'd)
Daiichi Sankyo Co. Ltd.	7,917	$218	0.04%
Daikin Industries Ltd.	1,521	248	0.04
Disco Corp.	1,087	270	0.05
Fanuc Corp.	8,081	238	0.04
Fast Retailing Co. Ltd.	894	222	0.04
GLP J-REIT	241	240	0.04
Hoshizaki Corp.	6,985	256	0.05
Hoya Corp.	2,004	251	0.04
Japan Exchange Group, Inc.	11,274	239	0.04
JSR Corp.	8,358	239	0.04
Keisei Electric Railway Co.	5,395	255	0.05
Keyence Corp.	534	236	0.04
Kikkoman Corp.	3,603	221	0.04
Kobe Bussan Co. Ltd.	8,215	243	0.04
Lasertec Corp.	942	249	0.04
Makita Corp.	8,539	236	0.04
Mcdonald's Holdings Co.	5,332	231	0.04
Monotaro Co. Ltd.	22,701	248	0.04
Nexon Co. Ltd.	10,316	188	0.03
Nippon Building Fund, Inc.	54	233	0.04
Nippon Paint Holdings Co. Ltd.	29,994	243	0.04
Nippon Prologis REIT, Inc.	124	238	0.04
Nissan Chemical Corp.	6,337	248	0.04
Obic Co Ltd.	1,392	240	0.04
Oriental Land Co. Ltd.	6,446	240	0.04
Osaka Gas Co. Ltd.	11,570	242	0.04
Rakuten Group, Inc.	56,998	254	0.05
Recruit Holdings Co. Ltd.	6,176	262	0.05
SMC Corp.	451	243	0.04
Sompo Holdings, Inc.	4,829	236	0.04
T&D Holdings, Inc.	14,510	231	0.04
Toho Co. Ltd.	6,175	209	0.04
Tokio Marine Holdings, Inc.	8,901	223	0.04
Tokyo Electron Ltd.	1,428	256	0.05
Trend Micro, Inc.	3,956	212	0.04
Unicharm Corp.	6,896	250	0.04
Yaskawa Electric Corp.	6,176	258	0.05
Zensho Holdings Co. Ltd.	4,512	237	0.04
Zozo, Inc.	10,651	240	0.04

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Value Index
AGC, Inc.	6,659	$248	0.04%
Ana Holdings, Inc.	11,625	253	0.05
Asahi Group Holdings Ltd.	6,345	237	0.04
Brother Industries Ltd.	13,949	223	0.04
Canon, Inc.	9,202	237	0.04
Daiwa House Industry Co. Ltd.	8,073	245	0.04
Dentsu Group, Inc.	9,141	235	0.04
Hitachi Construction Machine	9,355	248	0.04
Honda Motor Co. Ltd.	23,260	242	0.04
Isuzu Motors Ltd.	18,251	235	0.04
Japan Post Insurance Co. Ltd.	13,390	238	0.04
JFE Holdings, Inc.	16,604	258	0.05
Kansai Electric Power Co., Inc.	17,505	233	0.04
Kddi Corp.	7,620	243	0.04
Kirin Holdings Co. Ltd.	16,708	245	0.04

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Value Index (cont'd)
Komatsu Ltd.	9,512	$249	0.04%
Marubeni Corp.	15,136	240	0.04
Mazda Motor Corp.	22,492	243	0.04
Mitsubishi Corp	15,267	244	0.04
Mitsui & Co. Ltd.	6,678	251	0.05
Mitsui Osk Lines Ltd.	8,540	274	0.05
Mizuho Financial Group, Inc.	14,474	248	0.04
NEC Corp.	4,319	256	0.05
Nippon Steel Corp.	10,209	234	0.04
Nippon Telegraph & Telephone	204,985	251	0.04
Nippon Yusen Kabushiki Kaisha	8,750	272	0.05
Nissan Motor Co. Ltd.	61,074	240	0.04
Nomura Real Estate Holdings	9,503	250	0.04
NTT Data Group Corp.	20,010	284	0.05
Oji Holdings Corp.	66,573	257	0.05
Ono Pharmaceutical Co. Ltd.	13,178	235	0.04
Orix Corp.	12,912	244	0.04
Otsuka Holdings Co. Ltd.	6,172	232	0.04
Panasonic Holdings Corp.	24,193	240	0.04
Ricoh Co. Ltd.	29,770	229	0.04
SBI Holdings, Inc.	11,109	250	0.04
Seiko Epson Corp.	16,442	246	0.04
Seven & I Holdings Co. Ltd.	6,039	240	0.04
Shionogi & Co. Ltd.	5,008	242	0.04
Subaru Corp.	13,067	240	0.04
Sumco Corp.	17,026	256	0.05
Sumitomo Corp.	11,234	245	0.04
Sumitomo Realty & Development Co. Ltd.	8,136	242	0.04
Toyota Tsusho Corp.	4,155	245	0.04

The following table represents the equity basket top 50 individual holdings underlying the total return swap with SPX 1500 Growth Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets
SPX 1500 Growth Index
Aaon, Inc.	770	$57	0.01%
Arrowhead Pharmaceuticals, Inc.	1,991	61	0.01
Balchem Corp.	390	58	0.01
Bank of Hawaii Corp.	782	57	0.01
Blackstone, Inc.	426	56	0.01
Burlington Stores, Inc.	280	54	0.01
Capitol Federal Financial, Inc.	8,600	55	0.01
Century Aluminum Company	6,082	74	0.01
Corcept Therapeutics, Inc.	1,858	60	0.01
Corvel Corp.	226	56	0.01
Cytokinetics, Inc.	1,460	122	0.02
Elf Beauty, Inc.	389	56	0.01
Exp World Holdings, Inc.	3,771	59	0.01
Floor & Decor Holdings, Inc. - Class A	499	56	0.01
Gentherm, Inc.	1,059	55	0.01
Glacier Bancorp, Inc.	1,350	56	0.01
Glaukos Corp.	777	62	0.01
Hilltop Holdings, Inc.	1,565	55	0.01
Illumina, Inc.	435	61	0.01
Installed Building Products	318	58	0.01
Insulet Corp.	257	56	0.01
Lattice Semiconductor Corp.	807	56	0.01
Lululemon Athletica, Inc.	107	55	0.01
Marketaxess Holdings, Inc.	196	58	0.01

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
SPX 1500 Growth Index (cont'd)
Meta Platforms, Inc. - Class A	153	$54	0.01%
Mister Car Wash, Inc.	6,383	55	0.01
Monolithic Power Systems, Inc.	88	55	0.01
Mp Materials Corp.	3,011	60	0.01
News Corp. - Class A	2,268	56	0.01
Novanta, Inc.	337	57	0.01
Park National Corp.	414	55	0.01
Pebblebrook Hotel Trust	3,714	59	0.01
Penumbra, Inc.	220	55	0.01
Pra Group, Inc.	2,412	63	0.01
Quanta Services, Inc.	260	56	0.01
Repligen Corp.	318	57	0.01
Seacoast Banking Corp.	1,977	56	0.01
Servisfirst Bancshares, Inc.	884	59	0.01
Shake Shack, Inc. - Class A	798	59	0.01
Sherwin-Williams Co.	174	54	0.01
Sitime Corp.	462	56	0.01
Sl Green Realty Corp.	1,203	54	0.01
Techtarget	1,586	55	0.01
Tempur Sealy International, Inc.	1,123	57	0.01
Trex Company, Inc.	674	56	0.01
Triumph Financial, Inc.	700	56	0.01
Vicor Corp.	1,296	58	0.01
Wolfspeed, Inc.	1,256	55	0.01
Xpel. Inc.	1,019	55	0.01
Yeti Holdings, Inc.	1,093	57	0.01

The following table represents the equity basket top 50 individual holdings underlying the total return swap with SPX 1500 Value Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets
SPX 1500 Value Index
Adeia, Inc.	5,163	$64	0.01%
Adtran Holdings, Inc.	8,089	59	0.01
Albemarle Corp.	423	61	0.01
Alpha & Omega Semiconductor	2,250	59	0.01
Amkor Technology, Inc.	1,728	57	0.01
Associated Banc-Corp.	2,618	56	0.01
Bloomin' Brands, Inc.	2,022	57	0.01
Bread Financial Holdings, Inc.	1,683	55	0.01
Cerence, Inc.	2,853	56	0.01
Citizens Financial Group	1,722	57	0.01
Coca-Cola Consolidated, Inc.	66	61	0.01
Consensus Cloud Solution, Inc.	2,179	57	0.01
Cushman & Wakefield PLC	5,680	61	0.01
Customers Bancorp, Inc.	999	58	0.01
Deluxe Corp.	2,596	56	0.01
Digital Turbine, Inc.	8,076	55	0.01
Dime Community Bancshares, Inc.	2,187	59	0.01
Diodes, Inc.	715	58	0.01
Eagle Bancorp, Inc.	1,914	58	0.01
Encore Wire Corp.	260	56	0.01
G-Iii Apparel Group Ltd.	1,680	57	0.01
Greenbrier Companies, Inc.	1,263	56	0.01
Hertz Global Holdings, Inc.	5,502	57	0.01
Hope Bancorp, Inc.	4,766	58	0.01
Hub Group, Inc. - Class A	619	57	0.01
Invesco Ltd.	3,321	59	0.01
M/I Homes, Inc.	444	61	0.01

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
SPX 1500 Value Index (cont'd)
Macy's, Inc.	2,917	$59	0.01%
Marinemax, Inc.	1,501	58	0.01
Mativ Holdings, Inc.	3,683	56	0.01
Meritage Homes Corp.	331	58	0.01
Nu Skin Enterprises, Inc. - Class A	2,850	55	0.01
ODP Corp.	1,058	60	0.01
Organon & Co.	4,255	61	0.01
Photronics, Inc.	2,374	74	0.01
Preferred Bank	762	56	0.01
PVH Corp.	470	57	0.01
Revvity, Inc.	542	59	0.01
Sally Beauty Holdings, Inc.	4,830	64	0.01
Sensata Technologies Holding	1,480	56	0.01
Skyworks Solutions, Inc.	499	56	0.01
Stonex Group, Inc.	757	56	0.01
Taylor Morrison Home Corp.	1,050	56	0.01
The Cigna Group	189	57	0.01
Tri Pointe Homes, Inc.	1,602	57	0.01
Viatris, Inc.	5,117	55	0.01
Virtus Investment Partners	241	58	0.01
Walgreens Boots Alliance, Inc.	2,376	62	0.01
Wk Kellogg Co.	4,255	56	0.01
Xerox Holdings Corp.	3,525	65	0.01

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Broad Growth Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Growth Index
10X Genomics, Inc. - Class A	923	$52	0.01%
Aaon, Inc.	655	48	0.01
Affirm Holdings, Inc.	1,145	56	0.01
Agilon Health, Inc.	3,783	47	0.01
Atlassian Corp. - Class A	220	52	0.01
Balchem Corp.	333	50	0.01
Bank Of Hawaii Corp.	665	48	0.01
Biolife Solutions, Inc.	3,066	50	0.01
Blackstone, Inc.	362	47	0.01
Century Aluminum Company	5,185	63	0.01
Coinbase Global, Inc. - Class A	289	50	0.01
Corcept Therapeutics, Inc.	1,593	52	0.01
Corvel Corp.	193	48	0.01
Credit Acceptance Corp.	95	51	0.01
Cytokinetics, Inc.	1,237	103	0.02
ELF Beauty, Inc.	335	48	0.01
Freshpet, Inc.	576	50	0.01
Ginkgo Bioworks Holdings, Inc.	30,320	51	0.01
Glacier Bancorp, Inc.	1,150	48	0.01
Glaukos Corp.	667	53	0.01
Hubspot, Inc.	84	49	0.01
Inspire Medical Systems, Inc.	277	56	0.01
Installed Building Products	272	50	0.01
Insulet Corp.	218	47	0.01
Jetblue Airways Corp.	8,726	48	0.01
Keysight Technologies, In.	303	48	0.01
Lattice Semiconductor Corp.	687	47	0.01
Marketaxess Holdings, Inc.	167	49	0.01
Mp Materials Corp.	2,556	51	0.01
News Corp. - Class A	1,934	47	0.01

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Growth Index (cont'd)
Novanta, Inc.	286	$48	0.01%
Pebblebrook Hotel Trust	3,137	50	0.01
Pra Group, Inc.	2,057	54	0.01
Procore Technologies, Inc.	690	48	0.01
Quanta Services, Inc.	222	48	0.01
Repligen Corp.	271	49	0.01
Roivant Sciences Ltd.	4,300	48	0.01
Seacoast Banking Corp.	1,678	48	0.01
Servisfirst Bancshares, Inc.	755	50	0.01
Shake Shack, Inc. - Class A	682	51	0.01
Siteone Landscape Supply, Inc.	291	47	0.01
Sitime Corp.	395	48	0.01
Sofi Technologies, Inc.	5,320	53	0.01
Southern Copper Corp.	579	50	0.01
Tempur Sealy International, Inc.	957	49	0.01
Toast, Inc. - Class A	2,819	51	0.01
Trex Company, Inc.	576	48	0.01
Triumph Financial, Inc.	598	48	0.01
Ultragenyx Pharmaceutical, Inc.	1,027	49	0.01
Vicor Corp.	1,101	49	0.01

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Broad Value Index as of December 31, 2023:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Value Index
Adeia, Inc.	4,418	$55	0.01%
Adtran Holdings, Inc.	6,927	51	0.01
Alpha & Omega Semiconductor	1,920	50	0.01
Amkor Technology, Inc.	1,485	49	0.01
Associated Banc-Corp	2,235	48	0.01
Bloomin' Brands, Inc.	1,730	49	0.01
Bread Financial Holdings, Inc.	1,443	48	0.01
Catalyst Pharmaceuticals, Inc.	2,841	48	0.01
Cerence, Inc.	2,454	48	0.01
Citizens Financial Group	1,470	49	0.01
Coca-Cola Consolidated, Inc.	56	52	0.01
Comerica, Inc.	864	48	0.01
Consensus Cloud Solution, Inc.	1,848	48	0.01
Cushman & Wakefield PLC	4,877	53	0.01
Customers Bancorp, Inc.	857	49	0.01
Dime Community Bancshares, Inc.	1,867	50	0.01
Diodes, Inc.	612	49	0.01
Eagle Bancorp, Inc.	1,641	49	0.01
Envestnet, Inc.	1,034	51	0.01
G-Iii Apparel Group Ltd.	1,448	49	0.01
Hertz Global Holdings, Inc.	4,685	49	0.01
Hope Bancorp, Inc.	4,074	49	0.01
Hub Group, Inc. - Class A	528	49	0.01
Incyte Corp.	764	48	0.01
Ingevity Corp.	1,071	51	0.01
Invesco Ltd.	2,841	51	0.01
Jones Lang Lasalle, Inc.	262	49	0.01
M/I Homes, Inc.	381	52	0.01
Macy's, Inc.	2,492	50	0.01
Maravai LifeSciences Holdings, Inc. - Class A	7,970	52	0.01
Marinemax, Inc.	1,282	50	0.01
Mativ Holdings, Inc.	3,129	48	0.01
Meritage Homes Corp.	284	49	0.01

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Value Index (cont'd)
Odp Corp.	909	$51	0.01%
Organon & Co.	3,616	52	0.01
Photronics, Inc.	2,032	64	0.01
PVH Corp.	403	49	0.01
Sally Beauty Holdings, Inc.	4,122	55	0.01
Sensata Technologies Holding	1,264	48	0.01
Skyworks Solutions, Inc.	428	48	0.01
Stonex Group, Inc.	648	48	0.01
Taylor Morrison Home Corp.	899	48	0.01
The Cigna Group	161	48	0.01
Tri Pointe Homes, Inc.	1,370	49	0.01
U-Haul Holding Co. - Non Voting	753	53	0.01
Ultra Clean Holdings, Inc.	1,500	51	0.01
Virtus Investment Partners	206	50	0.01
Walgreens Boots Alliance, Inc.	2,030	53	0.01
Western Alliance Bancorp	781	51	0.01
Xerox Holdings Corp.	3,023	55	0.01

@	Value/Notional amount is less than $500.
‡	Amount is less than 0.05%.
AGC	Assured Guaranty Corporation.
BBSW	Bank Bill Swap Rate.
CNRR	China Reverse Repo Rate.
ESTR	Euro Short-Term Rate.
FTSE	Financial Times Stock Exchange.
KFE	Korean Futures Exchange.
MSCI	Morgan Stanley Capital International.
REIT	Real Estate Investment Trust.
SGX	Singapore Exchange Ltd.
TONAR	Tokyo Overnight Average Rate.
TSE	Toronto Stock Exchange.
AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CHF —	Swiss Franc
CLP —	Chilean Peso
CNH —	Chinese Yuan Renminbi Offshore
CNY —	Chinese Yuan Renminbi
COP —	Colombian Peso
CZK —	Czech Koruna
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
ILS —	Israeli Shekel
INR —	Indian Rupee
JPY —	Japanese Yen
KRW —	South Korean Won
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
PLN —	Polish Zloty
RON —	Romanian New Leu
SEK —	Swedish Krona
SGD —	Singapore Dollar
THB —	Thai Baht
TRY —	Turkish Lira
TWD —	Taiwan Dollar
USD —	United States Dollar
ZAR —	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	44.7%
Common Stocks	36.5
Short-Term Investments	18.8
Total Investments	100.0	%*

*	Does not include open futures contracts with a value of approximately $133,025,000 and net unrealized appreciation of approximately $318,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $276,000. Also does not include open swap agreements with net unrealized appreciation of approximately $7,732,000.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.5%)
Corporate Bonds (95.7%)
Basic Materials (4.4%)
ASP Unifrax Holdings, Inc.
5.25%, 9/30/28 (a)	$735	$532
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	500	472
HB Fuller Co.
4.25%, 10/15/28	515	482
Herens Holdco SARL
4.75%, 5/15/28 (a)	600	493
Hudbay Minerals, Inc.
4.50%, 4/1/26 (a)	359	348
IAMGOLD Corp.
5.75%, 10/15/28 (a)	574	494
International Flavors & Fragrances, Inc.
1.23%, 10/1/25 (a)	350	324
Iris Holding, Inc.
10.00%, 12/15/28 (a)	300	263
Kaiser Aluminum Corp.
4.50%, 6/1/31 (a)	250	216
4.63%, 3/1/28 (a)	175	162
Novelis Corp.
4.75%, 1/30/30 (a)	375	353
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	500	464
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 4/1/29 (a)	525	215
5.38%, 9/1/25 (a)	80	70
		4,888
Communications (9.9%)
Altice France SA
5.13%, 7/15/29 (a)	325	253
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	785	680
Audacy Capital Corp.
6.50%, 5/1/27 (a)(b)(c)	900	17
Block Communications, Inc.
4.88%, 3/1/28 (a)	693	610
C&W Senior Financing DAC
6.88%, 9/15/27 (a)	250	233
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	450	431
Ciena Corp.
4.00%, 1/31/30 (a)	785	716
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	735	634
CSC Holdings LLC
5.38%, 2/1/28 (a)	400	354
5.50%, 4/15/27 (a)	400	370
11.25%, 5/15/28 (a)	680	701
EquipmentShare.com, Inc.
9.00%, 5/15/28 (a)	725	747
GCI LLC
4.75%, 10/15/28 (a)	300	276
Iliad Holding SASU
7.00%, 10/15/28 (a)	200	199
Lamar Media Corp.
4.00%, 2/15/30	200	183
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	520	510
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	876	855
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	350	312
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 9/15/28 (a)	525	258
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	249	235
Spotify USA, Inc.
0.00%, 3/15/26	500	441
TEGNA, Inc.
5.00%, 9/15/29	300	275
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	100	98
Univision Communications, Inc.
8.00%, 8/15/28 (a)	325	336
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	700	614
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	400	353
Ziggo BV
4.88%, 1/15/30 (a)	350	313
		11,004
Consumer, Cyclical (23.2%)
Acushnet Co.
7.38%, 10/15/28 (a)	180	188
Air Canada
3.88%, 8/15/26 (a)	300	287
Allwyn Entertainment Financing UK PLC
7.88%, 4/30/29 (a)	245	251
American Airlines, Inc.
7.25%, 2/15/28 (a)	117	118
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (a)	165	164
5.75%, 4/20/29 (a)	403	394
Arko Corp.
5.13%, 11/15/29 (a)	675	585
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	500	449

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
At Home Group, Inc.
4.88%, 7/15/28 (a)	$255	$95
BCPE Empire Holdings, Inc.
7.63%, 5/1/27 (a)	280	270
Boyne USA, Inc.
4.75%, 5/15/29 (a)	490	461
Carrols Restaurant Group, Inc.
5.88%, 7/1/29 (a)	1,035	915
Cars.com, Inc.
6.38%, 11/1/28 (a)	695	671
CCM Merger, Inc.
6.38%, 5/1/26 (a)	275	269
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	885	877
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	950	942
DraftKings Holdings, Inc.
0.00%, 3/15/28	465	377
Dream Finders Homes, Inc.
8.25%, 8/15/28 (a)	500	529
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 4/26/28 (a)	370	394
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	470	427
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	1,175	1,111
Ford Motor Co.
0.00%, 3/15/26	275	275
3.25%, 2/12/32	400	333
GYP Holdings III Corp.
4.63%, 5/1/29 (a)	260	239
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	570	550
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.75%, 1/20/26 (a)	250	235
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	219
Jacobs Entertainment, Inc.
6.75%, 2/15/29 (a)	620	586
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)	540	552
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	315	299
LCM Investments Holdings II LLC
4.88%, 5/1/29 (a)	186	173
LGI Homes, Inc.
4.00%, 7/15/29 (a)	330	285
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/28 (a)	199	207
Lindblad Expeditions LLC
6.75%, 2/15/27 (a)	395	393
Lithia Motors, Inc.
3.88%, 6/1/29 (a)	400	362
4.38%, 1/15/31 (a)	300	273
Michaels Cos., Inc.
7.88%, 5/1/29 (a)	520	328
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	400	372
New Home Co., Inc.
8.25%, 10/15/27 (a)	1,058	988
Newell Brands, Inc.
5.20%, 4/1/26	440	434
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	150	137
Peloton Interactive, Inc.
0.00%, 2/15/26	595	463
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 2/15/28 (a)	275	260
7.75%, 2/15/29 (a)	325	316
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.88%, 9/1/31 (a)	520	406
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	745	643
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29	600	524
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
6 Month USD LIBOR + 5.63%, 11.49%, 10/15/26 (a)(d)	730	731
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	900	848
Station Casinos LLC
4.50%, 2/15/28 (a)	200	189
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	660	656
Tapestry, Inc.
7.70%, 11/27/30	370	390
Titan International, Inc.
7.00%, 4/30/28	285	285
United Airlines, Inc.
4.63%, 4/15/29 (a)	475	445
Viking Cruises Ltd.
5.88%, 9/15/27 (a)	630	609
6.25%, 5/15/25 (a)	275	274
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28 (a)	165	140
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	184

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
White Cap Buyer LLC
6.88%, 10/15/28 (a)	$400	$388
Wolverine World Wide, Inc.
4.00%, 8/15/29 (a)	700	550
ZF North America Capital, Inc.
6.88%, 4/14/28 (a)	385	399
		25,714
Consumer, Non-Cyclical (15.5%)
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	1,035	906
Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)	610	589
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	450	406
APi Group DE, Inc.
4.13%, 7/15/29 (a)	350	321
Bausch & Lomb Escrow Corp.
8.38%, 10/1/28 (a)	270	285
Block, Inc.
0.25%, 11/1/27	275	227
Carriage Services, Inc.
4.25%, 5/15/29 (a)	425	378
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)	425	398
CoreLogic, Inc.
4.50%, 5/1/28 (a)	250	219
CPI CG, Inc.
8.63%, 3/15/26 (a)	448	435
Darling Ingredients, Inc.
5.25%, 4/15/27 (a)	100	99
6.00%, 6/15/30 (a)	200	200
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	250	246
Esc Cb National Cineme
5.75%, 8/15/26 (b)(c)	600	—
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	525	540
Garda World Security Corp.
9.50%, 11/1/27 (a)	550	555
Grifols SA
4.75%, 10/15/28 (a)	875	795
GXO Logistics, Inc.
1.65%, 7/15/26	325	293
HealthEquity, Inc.
4.50%, 10/1/29 (a)	304	283
Heartland Dental LLC/Heartland Dental Finance Corp.
8.50%, 5/1/26 (a)	491	486
10.50%, 4/30/28 (a)	460	478
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	400	40
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	675	596
Legacy LifePoint Health LLC
4.38%, 2/15/27 (a)	250	231
LifePoint Health, Inc.
5.38%, 1/15/29 (a)	550	407
9.88%, 8/15/30 (a)	285	288
Medline Borrower LP
3.88%, 4/1/29 (a)	500	453
Metis Merger Sub LLC
6.50%, 5/15/29 (a)	400	362
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29 (a)	700	573
ModivCare, Inc.
5.88%, 11/15/25 (a)	250	247
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	269	269
Option Care Health, Inc.
4.38%, 10/31/29 (a)	380	344
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	1,085	883
Performance Food Group, Inc.
4.25%, 8/1/29 (a)	300	275
PROG Holdings, Inc.
6.00%, 11/15/29 (a)	325	300
Signal Parent, Inc.
6.13%, 4/1/29 (a)	1,070	766
Sotheby's
7.38%, 10/15/27 (a)	450	435
TriNet Group, Inc.
3.50%, 3/1/29 (a)	500	448
U.S. Acute Care Solutions LLC
6.38%, 3/1/26 (a)	825	690
VT Topco, Inc.
8.50%, 8/15/30 (a)	255	266
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	500	482
ZipRecruiter, Inc.
5.00%, 1/15/30 (a)	835	730
		17,224
Energy (10.2%)
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28 (a)	200	197
6.88%, 4/1/27 (a)	336	337
Baytex Energy Corp.
8.50%, 4/30/30 (a)	105	109
8.75%, 4/1/27 (a)	556	575
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	820	818
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	450	405
Continental Resources, Inc.
2.88%, 4/1/32 (a)	825	670

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31 (a)	$575	$546
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	690	675
ITT Holdings LLC
6.50%, 8/1/29 (a)	295	261
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	550	537
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	545	560
Matador Resources Co.
5.88%, 9/15/26	274	272
6.88%, 4/15/28 (a)	390	396
NextEra Energy Partners LP
2.50%, 6/15/26 (a)	915	824
Oceaneering International, Inc.
6.00%, 2/1/28 (a)	925	898
Permian Resources Operating LLC
8.00%, 4/15/27 (a)	260	270
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	300	291
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28 (a)	470	487
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 1/15/28 (a)	350	331
6.00%, 12/31/30 (a)	500	466
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 1/15/32	600	549
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	575	568
6.88%, 5/1/30 (a)	275	264
		11,306
Finance (9.6%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27 (a)	200	210
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	350	320
BroadStreet Partners, Inc.
5.88%, 4/15/29 (a)	525	490
Castlelake Aviation Finance DAC
5.00%, 4/15/27 (a)	370	348
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	685	648
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	900	822
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	300	251
Greystar Real Estate Partners LLC
7.75%, 9/1/30 (a)	425	446
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 5/15/26	475	454
6.38%, 12/15/25	60	59
Iron Mountain, Inc.
4.88%, 9/15/29 (a)	300	284
5.25%, 7/15/30 (a)	460	438
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	775	724
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.00%, 8/15/28 (a)	700	627
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	606	581
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	655	607
Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/28 (a)	320	335
MGIC Investment Corp.
5.25%, 8/15/28	275	268
National Health Investors, Inc.
3.00%, 2/1/31	920	737
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.38%, 2/1/27 (a)	497	470
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	250	242
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	237
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/26 (a)	370	342
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	1,075	752
		10,692
Industrials (17.2%)
ACProducts Holdings, Inc.
6.38%, 5/15/29 (a)	625	463
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)	345	354
Ball Corp.
3.13%, 9/15/31	400	345
6.88%, 3/15/28	100	104
Bombardier, Inc.
6.00%, 2/15/28 (a)	625	610
8.75%, 11/15/30 (a)	290	309
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	300	300
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	458

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	$735	$602
Coherent Corp.
5.00%, 12/15/29 (a)	500	475
Covanta Holding Corp.
4.88%, 12/1/29 (a)	485	424
5.00%, 9/1/30	130	111
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	399	348
CryoPort, Inc.
0.75%, 12/1/26 (a)	680	542
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	960	892
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (a)	375	384
EnerSys
4.38%, 12/15/27 (a)	455	433
Enpro, Inc.
5.75%, 10/15/26	500	495
Enviri Corp.
5.75%, 7/31/27 (a)	1,067	996
Fly Leasing Ltd.
7.00%, 10/15/24 (a)	1,645	1,589
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	980	834
Hillenbrand, Inc.
3.75%, 3/1/31	250	217
Madison IAQ LLC
5.88%, 6/30/29 (a)	750	662
Moog, Inc.
4.25%, 12/15/27 (a)	500	473
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	450	410
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	450	430
OI European Group BV
4.75%, 2/15/30 (a)	250	234
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31 (a)	220	223
PGT Innovations, Inc.
4.38%, 10/1/29 (a)	635	633
RXO, Inc.
7.50%, 11/15/27 (a)	200	207
Seaspan Corp.
5.50%, 8/1/29 (a)	650	544
TK Elevator U.S. Newco, Inc.
5.25%, 7/15/27 (a)	325	320
TopBuild Corp.
3.63%, 3/15/29 (a)	250	227
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	350	375
TriMas Corp.
4.13%, 4/15/29 (a)	400	360
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	300	295
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	450	409
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	545	515
Vontier Corp.
2.95%, 4/1/31	675	569
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	458
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	425	426
		19,055
Technology (3.8%)
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	650	590
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	450	423
Concentrix Corp.
6.60%, 8/2/28	350	360
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	495	448
KBR, Inc.
4.75%, 9/30/28 (a)	430	400
Kyndryl Holdings, Inc.
2.70%, 10/15/28	590	521
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	625	225
ROBLOX Corp.
3.88%, 5/1/30 (a)	600	536
Rocket Software, Inc.
6.50%, 2/15/29 (a)	745	649
		4,152
Utilities (1.9%)
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	910	794
Pike Corp.
5.50%, 9/1/28 (a)	545	520
8.63%, 1/31/31 (a)	205	215
TransAlta Corp.
7.75%, 11/15/29	525	558
		2,087
		106,122
Variable Rate Senior Loan Interests (1.8%)
Consumer, Cyclical (0.4%)
Peloton Interactive, Inc.
Term Loan
6 Month USD SOFR + 7.00%, 12.48%, 5/25/27 (d)	394	398

Consumer, Non-Cyclical (0.8%)
AlixPartners LLP
2021 USD Term Loan B
1 Month USD SOFR + 2.75%, 8.22%, 2/4/28 (d)	192	193

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Bausch & Lomb Corp. Term Loan
3 Month USD SOFR + 3.25%, 8.70%, 5/10/27 (d)	$277	$275
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan
3 Month USD SOFR + 4.00%, 9.65%, 6/22/26 (d)	597	466

Industrials (0.6%)
Grinding Media, Inc.
2021 Term Loan B
3 Month USD SOFR + 4.00%,9.68%, 10/12/28 (d)	695	691
		2,023
Total Fixed Income Securities (Cost $112,061)		108,145

	Shares
Common Stocks (0.1%)
Automobile Components (0.0%)
Exide Technologies (e)	592	—

Diversified REITs (0.0%)‡
American Gilsonite Co. (e)	500	3

Machinery (0.1%)
Iracore Investment Holdings, Inc., Class A (e)(f)	470	75

Semiconductors & Semiconductor Equipment (0.0%)‡
UC Holdings, Inc. (e)	2,826	13
Total Common Stocks (Cost $150)		91

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (g) (Cost $1,262)	1,261,977	1,262
Total Investments (98.7%) (Cost $113,473) (h)		109,498
Other Assets in Excess of Liabilities (1.3%)		1,392
Net Assets (100.0%)		$110,890

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Floating or variable rate securities: The rates disclosed are as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Non-income producing security.
(f)	At December 31, 2023, the Fund held a fair valued security valued at approximately $75,000, representing 0.1% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(h)	At December 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,105,000 and the aggregate gross unrealized depreciation is approximately $6,080,000, resulting in net unrealized depreciation of approximately $3,975,000.
DAC	Designated Activity Company.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	23.9%
Industrials	18.0
Consumer, Non-Cyclical	16.6
Other*	11.4
Energy	10.3
Communications	10.0
Finance	9.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.8%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18%, 5.12%, 6/1/38 (a)	$48	$48
1 Year CMT + 2.31%, 5.81%, 3/1/37 (a)	133	134
1 Year CMT + 2.33%, 5.56%, 1/1/36 (a)	108	109
1 Year CMT + 2.34%, 5.73%, 7/1/38 (a)	111	113
		404
Agency Fixed Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	13	13
7.50%, 5/1/35	8	9
8.00%, 8/1/32	4	4
8.50%, 8/1/31	5	6
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	14	14
5.00%, 12/1/24	12	12
6.00%, 9/1/37	24	25
6.50%, 2/1/28 - 10/1/32	77	79
7.00%, 7/1/29 - 3/1/37	83	86
7.50%, 8/1/37	10	11
8.00%, 4/1/33	18	19
8.50%, 10/1/32	9	10
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	44	46
8.50%, 7/15/30	1	1
		335
Asset-Backed Securities (14.9%)
Affirm Asset Securitization Trust,
4.55%, 6/15/27 (b)	351	347
AMSR Trust,
2.11%, 9/17/37 (b)	975	910
Amur Equipment Finance Receivables XII LLC,
Series 2023-1A Class A2
6.09%, 12/20/29 (b)	568	573
Aqua Finance Trust,
1.54%, 7/17/46 (b)	433	387
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.,
1 Month Term SOFR + 1.18%, 6.55%, 8/15/34 (a)(b)	1,200	1,190
Auxilior Term Funding LLC,
Series 2023-1A Class A2
6.18%, 12/15/28 (b)	979	983
BHG Securitization Trust,
Series 2023-A Class A
5.55%, 4/17/36 (b)	1,264	1,259
Blackbird Capital II Aircraft Lease Ltd.,
2.44%, 7/15/46 (b)	636	549
Cartiga Asset Finance Trust LLC,
Series 2023-1 Class A
7.00%, 3/15/35 (b)	672	670
Cascade MH Asset Trust,
4.25%, 8/25/54 (b)	1,495	1,359
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (b)	1,225	1,105
Commonbond Student Loan Trust,
1.20%, 3/25/52 (b)	891	726
Dext ABS LLC,
Series 2023-2 Class A2
6.56%, 5/15/34 (b)	1,500	1,508
ECMC Group Student Loan Trust,
Class A1B
SOFR30A + 1.11%, 6.45%, 1/27/70 (a)(b)	560	557
ELFI Graduate Loan Program 2021-A LLC,
1.53%, 12/26/46 (b)	1,280	1,113
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)	207	190
FCI Funding LLC,
1.13%, 4/15/33 (b)	78	77
FHF Trust,
1.27%, 3/15/27 (b)	126	122
FMC GMSR Issuer Trust,
7.90%, 7/25/27 (b)	1,600	1,621
GAIA Aviation Ltd.,
3.97%, 12/15/44 (b)	416	378
GCI Funding I LLC,
2.82%, 10/18/45 (b)	877	795
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)	1,546	1,454
Class A2
3.21%, 1/22/29 (b)	789	733
Loanpal Solar Loan Ltd.,
2.22%, 3/20/48 (b)	1,227	916
2.29%, 1/20/48 (b)	937	732
Lunar 2021-1 Structured Aircraft Portfolio Notes,
2.64%, 10/15/46 (b)	1,519	1,313
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)	311	269
MAPS Trust,
2.52%, 6/15/46 (b)	436	387
Marlette Funding Trust,
Series 2023-1A Class A
6.07%, 4/15/33 (b)	1,020	1,019
MFA 2021-NPL1 LLC,
2.36%, 3/25/60 (b)	577	570
Monroe Capital ABS Funding 2021-1 Ltd.,
2.82%, 4/22/31 (b)	1,555	1,458
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (b)	832	649
2.10%, 4/20/46 (b)	176	154

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)		Value (000)
Asset-Backed Securities (cont'd)
Navient Private Education Refi Loan Trust,
0.94%, 7/15/69 (b)	$849		$740
Nelnet Student Loan Trust,
1.32%, 4/20/62 (b)	742		666
Newday Funding Master Issuer PLC,
SOFR + 0.95%, 6.31%, 7/15/29 (a)(b)	1,175		1,172
SOFR + 1.10%, 6.46%, 3/15/29 (a)(b)	1,760		1,760
Newtek Small Business Loan Trust,
Class A
Daily U.S. Prime Rate - 0.50%, 8.00%, 7/25/50 (a)(b)	677		675
NRZ Excess Spread-Collateralized Notes,
Class A
2.98%, 3/25/26 (b)	723		675
3.10%, 7/25/26 (b)	461		429
3.23%, 5/25/26 (b)	922		857
3.47%, 11/25/26 (b)	501		465
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (b)	207		198
Octane Receivables Trust,
1.21%, 9/20/28 (b)	152		148
Series 2023-1A Class A
5.87%, 5/21/29 (b)	588		589
Option One Mortgage Loan Trust Asset-Backed Certificates,
1 Month Term SOFR + 0.61%, 5.97%, 8/20/30 (a)	26		26
Oscar U.S. Funding XV LLC,
Series 2023-1A Class A3
5.81%, 12/10/27 (b)	1,875		1,882
Oxford Finance Funding LLC,
3.10%, 2/15/28 (b)	70		68
PFS Financing Corp.,
0.77%, 8/15/26 (b)	1,310		1,270
0.97%, 2/15/26 (b)	960		954
4.27%, 8/15/27 (b)	2,225		2,187
Preston Ridge Partners Mortgage LLC,
1.74%, 9/25/26 (a)(b)	887		857
2.36%, 10/25/26 (b)	1,122		1,091
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (b)	512		506
Pretium Mortgage Credit Partners I LLC,
2.24%, 9/27/60 (b)	424		412
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 8.00%, 12/27/44 (a)(b)	74		73
Republic Finance Issuance Trust,
2.47%, 11/20/30 (b)	376		369
SMB Private Education Loan Trust,
1.34%, 3/17/53 (b)	492		443
1.68%, 2/15/51 (b)	553		501
SPS Servicer Advance Receivables Trust,
1.83%, 11/15/55 (b)	2,100		1,946
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (b)	1,172		1,111
Start II Ltd.,
4.09%, 3/15/44 (b)	571		519
Start Ltd.,
4.09%, 5/15/43 (b)	1,096		988
Theorem Funding Trust,
7.60%, 4/15/29 (b)	231		232
Series 2023-1A Class A
7.58%, 4/15/29 (b)	267		270
Towd Point HE Trust,
0.92%, 2/25/63 (a)(b)	620		589
VCP RRL ABS I Ltd.,
Class A
2.15%, 10/20/31 (b)	329		304
VOLT XCIV LLC,
2.24%, 2/27/51 (b)	713		696
VOLT XCIX LLC,
2.12%, 4/25/51 (b)	970		940
VOLT XCVI LLC,
2.12%, 3/27/51 (b)	632		616
			53,297
Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	110		113
Government National Mortgage Association,
1 Month Term SOFR + 0.56%, 5.50%, 5/20/62 (a)	—	@	—	@
1 Month Term SOFR + 0.71%, 6.04%, 1/20/64 (a)	34		33
Series 2015-H13
1 Month USD LIBOR + 0.39%, 5.72%, 5/20/63 (a)	3		3
REMIC
1 Month Term SOFR + 0.61%, 5.94%, 3/20/61 (a)	50		50
1 Month Term SOFR + 0.67%, 6.00%, 9/20/62 (a)	86		85
Seasoned Credit Risk Transfer Trust,
3.00%, 2/25/59	517		455
			739
Commercial Mortgage-Backed Securities (5.9%)
ALEN Mortgage Trust,
1 Month Term SOFR + 1.26%, 6.63%, 4/15/34 (a)(b)	1,200		1,081
Angel Oak SB Commercial Mortgage Trust,
2.07%, 5/25/50 (a)(b)	589		522
BX Commercial Mortgage Trust,
Class A
1 Month Term SOFR + 0.81%, 6.18%, 4/15/34 (a)(b)	2,100		2,022

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
BX Trust,
1 Month Term SOFR + 1.58%, 6.94%, 1/15/39 (a)(b)	$820	$799
CSMC 2022-MARK,
1 Month Term SOFR + 2.70%, 8.06%, 6/15/39 (a)(b)	1,570	1,572
CSMC Trust,
3.53%, 8/15/37 (b)	575	521
CSWF Corp.,
1 Month Term SOFR + 1.08%, 6.44%, 6/15/34 (a)(b)	1,177	1,089
DROP Mortgage Trust,
1 Month Term SOFR + 1.26%, 6.63%, 10/15/43 (a)(b)	1,700	1,576
FS Commercial Mortgage Trust,
Series 2023-4SZN 7.07%, 11/10/39 (b)	1,220	1,273
HPLY Trust,
1 Month Term SOFR + 2.46%, 7.83%, 11/15/36 (a)(b)	383	372
J.P. Morgan Chase Commercial Mortgage Securities Trust,
4.13%, 7/5/31 (b)	1,100	990
Class A
1 Month Term SOFR + 1.23%, 6.59%, 11/15/38 (a)(b)	2,450	2,415
Natixis Commercial Mortgage Securities Trust,
1 Month Term SOFR + 1.06%, 6.43%, 8/15/38 (a)(b)	2,080	1,966
1 Month Term SOFR + 2.28%, 7.64%, 7/15/36 (a)(b)	850	712
ORL Trust,
Series 2023-GLKS 7.71%, 10/19/36 (a)(b)	560	562
Silver Hill Trust,
3.10%, 11/25/49 (a)(b)	292	286
TTAN 2021-MHC,
Class A
1 Month Term SOFR + 0.96%, 6.33%, 3/15/38 (a)(b)	729	723
TYSN Mortgage Trust,
Series 2023-CRNR 6.80%, 12/10/33 (a)(b)	1,225	1,280
VMC Finance 2021-HT1 LLC,
1 Month Term SOFR + 1.76%, 7.12%, 1/18/37 (a)(b)	1,380	1,355
		21,116
Corporate Bonds (62.9%)
Finance (31.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	2,000	1,931
6.45%, 4/15/27 (b)	725	751
Air Lease Corp.,
0.80%, 8/18/24	2,895	2,807
Assurant, Inc.,
6.10%, 2/27/26	925	940
Athene Global Funding,
2.75%, 6/25/24 (b)	2,280	2,244
Australia & New Zealand Banking Group Ltd.,
4.40%, 5/19/26 (b)	2,500	2,440
Banco Santander Chile,
2.70%, 1/10/25 (b)	800	779
Banco Santander SA,
6.61%, 11/7/28	1,200	1,279
Bank of America Corp.,
3.38%, 4/2/26	2,310	2,248
Bank of Nova Scotia,
1.05%, 3/2/26	5,050	4,656
Banque Federative du Credit Mutuel SA,
2.38%, 11/21/24 (b)	3,480	3,392
4.52%, 7/13/25 (b)	3,210	3,182
Barclays PLC,
5.30%, 8/9/26	2,000	1,993
BNP Paribas SA,
2.22%, 6/9/26 (b)	3,150	3,009
BPCE SA,
2.38%, 1/14/25 (b)	2,635	2,549
Capital One Financial Corp.,
4.17%, 5/9/25	1,150	1,142
Charles Schwab Corp.,
5.88%, 8/24/26	1,675	1,719
Citigroup, Inc.,
3.11%, 4/8/26	2,000	1,945
3.35%, 4/24/25	3,770	3,742
Corebridge Financial, Inc.,
3.50%, 4/4/25	2,280	2,224
Elevance Health, Inc.,
1.50%, 3/15/26	2,830	2,641
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (b)	3,300	3,113
GA Global Funding Trust,
1.63%, 1/15/26 (b)	4,070	3,749
Goldman Sachs Group, Inc.,
3.50%, 1/23/25 - 4/1/25	3,750	3,673
Guardian Life Global Funding,
0.88%, 12/10/25 (b)	2,450	2,268
HSBC Holdings PLC,
2.63%, 11/7/25	1,850	1,804
3.80%, 3/11/25	3,350	3,337
JPMorgan Chase & Co.,
2.01%, 3/13/26	2,000	1,922
2.08%, 4/22/26	4,500	4,312
5.55%, 12/15/25	2,120	2,122
LeasePlan Corp. NV,
2.88%, 10/24/24 (b)	1,275	1,247
Macquarie Group Ltd.,
1.34%, 1/12/27 (b)	3,060	2,813

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Nordea Bank Abp,
1.50%, 9/30/26 (b)	$5,075	$4,629
Royal Bank of Canada,
1.20%, 4/27/26	4,370	4,039
SMBC Aviation Capital Finance DAC,
5.45%, 5/3/28 (b)	1,775	1,786
Societe Generale SA,
2.63%, 1/22/25 (b)	1,175	1,139
Standard Chartered PLC,
0.99%, 1/12/25 (b)	4,795	4,789
Sumitomo Mitsui Financial Group, Inc.,
2.35%, 1/15/25	6,480	6,293
Suncorp-Metway Ltd.,
3.30%, 4/15/24 (b)	1,980	1,968
Swedbank AB,
6.14%, 9/12/26 (b)	1,330	1,357
Synchrony Bank,
5.40%, 8/22/25	1,480	1,459
Truist Financial Corp.,
6.05%, 6/8/27	985	1,003
Wells Fargo & Co.,
3.91%, 4/25/26	1,975	1,937
Woori Bank,
4.88%, 1/26/28 (b)	2,165	2,175
		110,547
Industrials (28.1%)
Altria Group, Inc.,
2.35%, 5/6/25	1,500	1,448
American Tower Corp.,
1.60%, 4/15/26	450	416
AT&T, Inc.,
1.65%, 2/1/28	2,210	1,969
Bayer US Finance LLC,
3.38%, 10/8/24 (b)	1,740	1,706
Boeing Co.,
5.04%, 5/1/27	1,475	1,489
Carrier Global Corp.,
5.80%, 11/30/25 (b)	1,810	1,835
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26	250	234
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	1,110	1,139
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	850	842
Cigna Group,
4.50%, 2/25/26	3,025	3,004
Columbia Pipelines Holding Co. LLC,
6.04%, 8/15/28 (b)	800	826
6.06%, 8/15/26 (b)	195	200
Concentrix Corp.,
6.65%, 8/2/26	1,200	1,231
Continental Resources, Inc.,
2.27%, 11/15/26 (b)	1,000	920
Daimler Truck Finance North America LLC,
2.00%, 12/14/26 (b)	2,025	1,864
DuPont de Nemours, Inc.,
4.49%, 11/15/25	875	869
Energy Transfer LP,
2.90%, 5/15/25	4,130	4,005
4.75%, 1/15/26	325	323
Enterprise Products Operating LLC,
3.90%, 2/15/24	1,200	1,197
Ford Motor Credit Co. LLC,
5.13%, 6/16/25	930	919
Fox Corp.,
4.03%, 1/25/24	1,200	1,199
General Motors Financial Co., Inc.,
1.50%, 6/10/26	2,890	2,649
3.95%, 4/13/24	1,250	1,243
Genuine Parts Co.,
6.50%, 11/1/28	500	531
Georgia-Pacific LLC,
1.75%, 9/30/25 (b)	4,080	3,862
Global Payments, Inc.,
4.95%, 8/15/27	1,250	1,253
Haleon U.S. Capital LLC,
3.02%, 3/24/24	750	745
HCA, Inc.,
5.00%, 3/15/24	1,600	1,597
Hyatt Hotels Corp.,
5.75%, 1/30/27	1,275	1,304
Hyundai Capital America,
1.30%, 1/8/26 (b)	2,780	2,568
5.50%, 3/30/26 (b)	675	679
Hyundai Capital Services, Inc.,
2.13%, 4/24/25 (b)	1,000	960
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)	2,015	1,982
J M Smucker Co.,
5.90%, 11/15/28	1,810	1,905
JDE Peet's NV,
0.80%, 9/24/24 (b)	3,025	2,910
Marriott International, Inc.,
5.45%, 9/15/26	710	723
Mitsubishi Corp.,
1.13%, 7/15/26 (b)	2,610	2,380
Mondelez International Holdings Netherlands BV,
1.25%, 9/24/26 (b)	2,910	2,651
2.25%, 9/19/24 (b)	550	537
National Fuel Gas Co.,
5.50%, 10/1/26	1,565	1,569
NBN Co. Ltd.,
1.45%, 5/5/26 (b)	2,770	2,556

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
NTT Finance Corp.,
1.16%, 4/3/26 (b)	$6,790	$6,264
Nucor Corp.,
2.00%, 6/1/25	975	937
NXP BV/NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/1/25	1,540	1,485
ONEOK, Inc.,
5.55%, 11/1/26	630	641
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	790	809
Penske Truck Leasing Co. LP/PTL Finance Corp.,
5.75%, 5/24/26 (b)	1,825	1,841
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 5/19/26	1,705	1,701
Pioneer Natural Resources Co.,
1.13%, 1/15/26	4,490	4,170
Revvity, Inc.,
0.85%, 9/15/24	3,440	3,322
Royalty Pharma PLC,
1.20%, 9/2/25	1,475	1,377
Silgan Holdings, Inc.,
1.40%, 4/1/26 (b)	1,875	1,713
Sonoco Products Co.,
1.80%, 2/1/25	1,460	1,405
Tapestry, Inc.,
7.05%, 11/27/25	520	532
TD SYNNEX Corp.,
1.25%, 8/9/24	5,815	5,669
VICI Properties LP,
4.38%, 5/15/25	1,880	1,849
Vontier Corp.,
1.80%, 4/1/26	2,375	2,186
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	2,400	2,315
		100,455
Utilities (3.8%)
Ameren Corp.,
2.50%, 9/15/24	2,510	2,455
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,393
Dominion Energy, Inc.,
Series A
1.45%, 4/15/26	2,355	2,184
Eversource Energy,
4.75%, 5/15/26	1,410	1,403
ITC Holdings Corp.,
4.95%, 9/22/27 (b)	1,970	1,982
NextEra Energy Capital Holdings, Inc.,
1.88%, 1/15/27	2,825	2,600
6.05%, 3/1/25	360	363
Southern Co.,
4.48%, 8/1/24 (c)	1,175	1,166
		13,546
		224,548
Mortgages - Other (9.8%)
Ajax Mortgage Loan Trust,
1.07%, 9/25/65 (a)(b)	640	558
1.70%, 5/25/59 (b)	476	435
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (a)(b)	599	543
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(b)	1,728	1,501
1.75%, 10/25/61 (a)(b)	1,803	1,628
Series 2023-RM6 Class A1
5.25%, 1/25/63 (b)	1,812	1,723
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55 (a)(b)	162	154
BX Commercial Mortgage Trust,
Class A
1 Month Term SOFR + 2.28%, 7.64%, 6/15/40 (a)(b)	1,450	1,449
Cascade Funding Mortgage Trust,
0.90%, 6/25/36 (a)(b)	821	787
2.80%, 6/25/69 (a)(b)	121	118
Class A
4.00%, 10/25/68 (a)(b)	201	202
CFMT LLC,
1.94%, 9/25/50 (a)(b)	655	628
Series 2023-HB12 Class M1
4.25%, 4/25/33 (a)(b)	2,025	1,855
CHL Mortgage Pass-Through Trust,
5.50%, 5/25/34	33	32
CIM Trust,
2.57%, 7/25/59 (b)	729	719
CSMC Trust,
0.94%, 5/25/66 (a)(b)	803	646
1.18%, 2/25/66 (a)(b)	713	607
Series 2022-RPL4 Class A1
3.90%, 4/25/62 (a)(b)	1,426	1,344
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (a)(b)	1,700	1,475
4.45%, 1/25/26 (a)(b)	1,500	1,353
Class A
3.62%, 7/25/26 (a)(b)	1,550	1,340
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (a)(b)	1,878	1,769
Imperial Fund Mortgage Trust,
1.38%, 10/25/55 (a)(b)	372	332
1.60%, 11/25/56 (a)(b)	813	675
2.49%, 2/25/67 (a)(b)	1,211	1,069
J.P. Morgan Mortgage Trust,
Series 2023-4 Class 1A4
6.00%, 11/25/53 (a)(b)	1,710	1,718

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)		Value (000)
Mortgages - Other (cont'd)
Legacy Mortgage Asset Trust,
6.25%, 2/25/60 (b)	$739		$743
LHOME Mortgage Trust,
3.09%, 2/25/26 (a)(b)	26		26
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55 (a)(b)	99		94
3.86%, 9/25/57 (a)(b)	187		175
NewRez Warehouse Securitization Trust,
1 Month Term SOFR + 0.86%, 6.22%, 5/25/55 (a)(b)	1,105		1,110
NYMT Loan Trust,
5.94%, 10/25/60 (a)(b)	1,386		1,386
Oceanview Mortgage Loan Trust,
1.73%, 5/28/50 (a)(b)	224		204
Pepper Residential Securities Trust,
SOFR + 1.11%, 6.49%, 6/20/60 (a)(b)	—	@	—	@
Preston Ridge Partners Mortgage LLC,
2.12%, 1/25/26 - 3/25/26 (a)(b)	944		938
Residential Mortgage Loan Trust,
1.65%, 5/25/60 (a)(b)	130		128
RESIMAC Bastille Trust,
1 Month Term SOFR + 1.04%, 6.39%, 9/5/57 (a)(b)	26		26
RMF Buyout Issuance Trust,
1.72%, 10/25/50 (a)(b)	920		875
RMF Proprietary Issuance Trust,
2.13%, 9/25/61 (a)(b)	1,464		1,192
4.00%, 8/25/62 (a)(b)	2,225		1,946
Sequoia Mortgage Trust,
1 Month Term SOFR + 0.73%, 6.09%, 8/20/34 (a)	70		65
Towd Point Mortgage Trust,
1.75%, 10/25/60 (b)	481		424
1 Month Term SOFR + 0.71%, 5.76%, 2/25/57 (a)(b)	42		42
Verus Securitization Trust,
1.03%, 2/25/66 (a)(b)	548		466
VOLT XCIII LLC,
1.89%, 2/27/51 (b)	616		590
			35,090
Sovereign (0.9%)
Corp. Andina de Fomento,
1.63%, 9/23/25	1,750		1,647
Korea National Oil Corp.,
0.88%, 10/5/25 (b)	1,680		1,565
			3,212
Total Fixed Income Securities (Cost $352,531)			338,741

Shares
Short-Term Investments (4.7%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (d) (Cost $15,166)	15,166,469	15,166

	Face Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill, 5.53%, 4/18/24 (e)(f) (Cost $1,506)	$1,530	1,507
Total Short-Term Investments (Cost $16,672)		16,673
Total Investments (99.5%) (Cost $369,203) (g)(h)		355,414
Other Assets in Excess of Liabilities (0.5%)		1,715
Net Assets (100.0%)		$357,129

@	Value is less than $500.
(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2023, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Rate shown is the yield to maturity at December 31, 2023.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	Securities are available for collateral in connection with open futures contracts.
(h)	At December 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,274,000 and the aggregate gross unrealized depreciation is approximately $15,652,000, resulting in net unrealized depreciation of approximately $13,378,000.
CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	557	Mar-24	$111,400	$114,694	$1,210
Short:
U.S. Treasury 5 yr. Note (United States)	204	Mar-24	(20,400)	(22,190)	(523)
U.S. Treasury 10 yr. Note (United States)	73	Mar-24	(7,300)	(8,241)	(276)
					$411

Portfolio Composition

Classification	Percentage of Total Investments
Finance	31.1%
Industrials	28.3
Asset-Backed Securities	15.0
Mortgages - Other	9.9
Other*	9.8
Commercial Mortgage-Backed Securities	5.9
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $145,125 and net unrealized appreciation of approximately $411.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments

Short Duration Municipal Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (99.0%)
Municipal Bonds (99.0%)
Alabama (1.8%)
Black Belt Energy Gas District, Gas Project Revenue Refunding Bonds 2023,
Series D-1
5.50%, 6/1/49 (a)	$2,450	$2,623

Arizona (1.4%)
Industrial Development Authority of The City of Chandler, Industrial Development Revenue Bonds,
Series 2007 (AMT)
4.10%, 12/1/37 (a)	2,000	2,036

California (2.0%)
California Community Choice Financing Authority Clean Energy Project Revenue Bonds,
Series F
5.50%, 10/1/54 (a)	1,000	1,110
State Public Works Board of The State of California Lease Revenue Refunding Bonds 2023,
Series C
5.00%, 9/1/27	1,600	1,750
		2,860
Colorado (6.1%)
Board of Governors of The Colorado State University System System Enterprise Revenue Bonds,
Series A-2
4.38%, 3/1/48 (a)	1,000	1,061
Colorado Health Facilities Authority Hospital Revenue Bonds,
Series 2023A-1
5.00%, 11/15/58 (a)	2,000	2,181
Colorado Health Facilities Authority Revenue Bonds (Commonspirit Health),
Series B-2
5.00%, 8/1/49 (a)	1,500	1,551
E-470 Public Highway Authority, Co,
Series B
0.00%, 9/1/25	2,000	1,897
State of Colorado Building Excellent Schools Today Certificates of Participation Tax-Exempt,
Series 2013I
5.00%, 3/15/36	2,000	2,008
		8,698
Connecticut (3.8%)
City of New Haven, Connecticut General Obligation Bonds,
Series A
5.00%, 8/1/24	1,000	1,010
State of Connecticut Health And Educational Facilities Authority Revenue Bonds, Quinnipiac University Issue,
Series L
5.00%, 7/1/24	1,900	1,918
State of Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes,
Series A
5.00%, 7/1/25	2,400	2,479
		5,407
Florida (3.2%)
Broward County, Airport System Revenue Bonds,
Series 2015A
5.00%, 10/1/29	2,000	2,046
School District of Miami-Dade County, Tax Anticipation Notes,
Series 2023
5.00%, 6/18/24	2,500	2,519
		4,565
Georgia (2.9%)
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds,
Series 2021A
4.00%, 7/1/52 (a)	2,500	2,516
Series 2023D
5.00%, 5/1/54 (a)	1,500	1,596
		4,112
Illinois (12.2%)
Board of Education of The City of Chicago Unlimited Tax General Obligation Refunding Bonds,
Series D
5.00%, 12/1/25	1,200	1,222
City of Chicago Chicago Midway Airport Senior Lien Airport Revenue Refunding Bonds,
Series B
5.00%, 1/1/26	1,000	1,045
City of Chicago General Obligation Bonds Refunding,
Series A
5.00%, 1/1/27	2,000	2,095
Illinois Finance Authority Water Facilities Refunding Revenue Bonds,
Series 2020
3.88%, 5/1/40 (a)	1,500	1,521
Illinois Finance Authority Revenue Bonds,
Series 2020B-2
5.00%, 5/15/50 (a)	2,500	2,602
Metropolitan Pier And Exposition Authority (Illinois) Mccormick Place Expansion Project Refunding Bonds,
Series A
5.00%, 12/15/28	1,000	1,072

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Municipal Income Portfolio

	Face Amount (000)	Value (000)
Illinois (cont'd)
Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds,
ETM
5.00%, 6/1/24	$1,000	$1,008
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds,
Series 2020A
5.00%, 1/1/27	2,290	2,441
State of Illinois,
Series A
Build Illinois Bonds (Sales Tax Revenue Bonds),
4.00%, 6/15/25	1,750	1,766
Series D
General Obligation Bonds,
5.00%, 11/1/28	2,500	2,685
		17,457
Indiana (2.5%)
City of Whiting, Environmental Facilities Refunding Revenue Bonds,
Series 2019A
5.00%, 12/1/44 (a)	2,500	2,544
Indiana Housing And Community Development Authority Multifamily Housing Revenue Bonds,
Series 2023
4.10%, 9/1/28 (a)	1,000	1,009
		3,553
Kentucky (6.7%)
Kentucky Economic Development Finance Authority Solid Waste Refunding Revenue Bonds,
Series B
3.75%, 4/1/31 (a)	2,000	2,001
Kentucky Economic Development Finance Authority, Catholic Health Initiatives,
Series C
4.60%, 5/1/34 (a)	6,000	6,000
University of Kentucky, General Receipts Refunding Bonds,
Series D
3.00%, 10/1/25	1,600	1,596
		9,597
Louisiana (3.5%)
Parish of St. James, State of Louisiana Revenue Bonds, Nucor Steel Louisiana LLC Project, Gulf Opportunity Zone Bonds,
Series B1
4.20%, 11/1/40 (a)	5,000	5,000

Michigan (4.5%)
Board of Control of Saginaw Valley, State University General Revenue And Refunding Bonds,
Series 2016A
5.00%, 7/1/30	1,750	1,824
Michigan Finance Authority, Hospital Revenue Bonds Trinity Health Credit Group,
4.72%, 12/1/39 (a)	2,000	2,003
Wayne County Airport Authority Airport Revenue Bonds,
Series 2015F
5.00%, 12/1/31	2,500	2,542
		6,369
Minnesota (1.8%)
Minnesota Rural Water Finance Authority Public Projects Construction Notes,
Series 2023
4.38%, 4/1/25	1,500	1,507
Rochester, Health Care Facilities Mayo Clinic,
Series 2008 B
3.80%, 11/15/38 (a)	1,000	1,000
		2,507
Missouri (2.7%)
Health And Educational Facilities Authority of The State of Missouri Health Facilities Revenue Bonds,
Series 2016
5.00%, 11/15/28	1,300	1,356
Series 2021A
4.00%, 7/1/26	1,100	1,132
Missouri Joint Municipal Electric Utility Commission,
Series 2023
5.00%, 1/1/26	1,345	1,401
		3,889
New Jersey (2.1%)
New Jersey Economic Development Authority Water Facilities Refunding Revenue Bonds,
Series 2020D
1.10%, 11/1/29 (a)	2,000	1,773
New Jersey Educational Facilities Authority Revenue Refunding Bonds,
Series B
3.70%, 7/1/31 (a)	1,200	1,200
		2,973
New Mexico (1.7%)
New Mexico Mortgage Finance Authority Multifamily Housing Revenue Bonds,
Series 2023
5.00%, 2/1/42 (a)	325	328

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Municipal Income Portfolio

	Face Amount (000)	Value (000)
New Mexico (cont'd)
State of New Mexico, Capital Projects General Obligation Bonds,
Series 2021
5.00%, 3/1/25	$2,000	$2,052
		2,380
New York (8.6%)
Long Island Power Authority, Electric System General Revenue Bonds,
Series 2022B
5.00%, 9/1/52 (a)	2,000	2,126
Metropolitan Transportation Authority,
Series 2016A
5.00%, 11/15/24	1,360	1,384
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds,
Series C
5.00%, 5/1/25	500	515
New York Dorm Authority Personal Income Tax Revenue Bonds,
Series 2014A
5.00%, 2/15/29	2,500	2,505
Port Authority of New York And New Jersey Consolidated Bonds,
Series 242
5.00%, 12/1/26 - 12/1/27	3,000	3,181
Series 185
5.00%, 9/1/28	1,000	1,006
Tsasc, Inc., Tobacco Settlement Bonds, Fiscal 2017,
Series A
5.00%, 6/1/24	1,475	1,484
		12,201
North Carolina (0.4%)
North Carolina Muni Power Agency Number 1 Catawba Electric Revenue Bonds,
Series A
5.00%, 1/1/27	530	552

Ohio (0.5%)
County of Franklin, Ohio Revenue Bonds, Che Trinity Health Credit Group,
Series OH
4.30%, 12/1/46 (a)	750	750

Pennsylvania (8.2%)
Commonwealth of Pennsylvania, General Obligation Bonds,
Series 2016
5.00%, 9/15/24	1,775	1,802
Pennsylvania Economic Development Financing Authority Revenue Bonds,
Series A
5.00%, 2/1/25	750	758
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,
4.88%, 8/1/45 (a)	2,000	2,001
Pennsylvania St Higher Educational Facilities Authority Revenue Bonds,
Series AQ
5.00%, 6/15/24	1,205	1,215
ETM
Series AQ
5.00%, 6/15/24	235	237
Pennsylvania Turnpike Commission Registration Fee Revenue Refunding Bonds,
Series 2023
3.87%, 7/15/41 (a)	2,000	1,998
Philadelphia Redevelopment Authority City Service Agreement Revenue Refunding Bonds,
Series 2015A
5.00%, 4/15/27	2,000	2,050
The School District of Philadelphia, Pennsylvania Tax Revenue Anticipation Notes,
Series A
5.00%, 6/28/24	1,670	1,681
		11,742
Puerto Rico (1.6%)
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27	2,198	2,327

South Carolina (1.4%)
Building Equity Sooner For Tomorrow (Best) (The School District of Greenville County, South Carolina Project) Installment Purchase Revenue Refunding Bonds,
5.00%, 12/1/24	2,000	2,037

Texas (11.1%)
Cities of Dallas And Fort Worth, Texas Dallas Fort Worth International Airport,
Series 2023B
5.00%, 11/1/25	1,250	1,300
Series 2023C
5.00%, 11/1/27	1,250	1,334
City of San Antonio,
General Improvement Bonds
Series 2023
5.00%, 2/1/25	1,335	1,366
Tax Notes,
Series 2023
5.64%, 2/1/26	1,500	1,519

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Municipal Income Portfolio

	Face Amount (000)	Value (000)
Texas (cont'd)
Water System Junior Lien Revenue And Refunding Bonds,
Series 2023A
5.00%, 5/15/24	$1,000	$1,007
Cypress-Fairbanks Independent School District, Texas Unlimited Tax Refunding Bonds,
Series A
5.00%, 2/15/26	1,000	1,049
Harris County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds,
Series A
5.00%, 7/1/29	880	976
Harris County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Texas Children's Hospital),
5.00%, 10/1/28	2,610	2,704
Hays Consolidated Independent School District,
Series 2023
5.00%, 2/15/24	1,000	1,002
Leander Independent School District, Unlimited Tax School Building Bonds,
Series 2023
5.00%, 2/15/24	1,455	1,458
North Texas Tollway Authority System Revenue Refunding Bonds,
Series A
5.00%, 1/1/27	1,000	1,072
Texas Water Development Board State Water Implementation Revenue Fund For Texas Revenue Bonds,
Series 2023A
5.00%, 10/15/25	1,000	1,042
		15,829
Virginia (2.1%)
City of Bristol, Virginia General Obligation Bond Anticipation Notes,
5.00%, 9/1/27	1,000	1,032
Virginia Housing Development Authority Rental Housing Bonds,
Series E
4.10%, 10/1/27	2,000	2,016
		3,048
Washington (3.7%)
Port of Seattle, Intermediate Lien Revenue Bonds,
Series 2015C
5.00%, 4/1/31	2,000	2,015
State of Washington, Various Purpose General Obligation Refunding Bonds,
Series R-2018D
5.00%, 8/1/25	2,070	2,145
Washington State Housing Finance Commission Multifamily Housing, Revenue Bonds (Ardea At Totem Lake Apartments Project),
5.00%, 12/1/43 (a)	1,000	1,039
		5,199
Wisconsin (2.5%)
Wisconsin Health And Educational Facilities Authority Revenue Bonds,
Series 2018B-3
5.00%, 8/15/54 (a)	3,000	3,003
Wisconsin Housing And Economic Development Authority Housing Revenue Bonds,
Series E
3.88%, 11/1/54 (a)	500	503
		3,506
Total Municipal Bonds (Cost $139,467)		141,217
Total Investments (99.0%) (Cost $139,467) (b)(c)		141,217
Other Assets in Excess of Liabilities (1.0%)		1,459
Net Assets (100.0%)		$142,676

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2023, advisory fees paid were reduced by $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	At December 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,789,000 and the aggregate gross unrealized depreciation is approximately $39,000, resulting in net unrealized appreciation of approximately $1,750,000.

AMT	Alternative Minimum Tax.
ETM	Escrowed to Maturity.

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	100.0%

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (13.0%)
Domestic Banks (2.9%)
Bank of America NA,
5.75%, 11/19/24	$50,000	$50,242
5.80%, 5/28/24	100,000	100,052
6.00%, 9/23/24	75,000	75,371
Citibank NA
5.79%, 7/8/24	97,000	97,141
		322,806
International Banks (10.1%)
Banco Santander SA,
5.90%, 3/14/24 - 4/1/24	125,000	125,109
6.05%, 9/11/24	100,000	100,445
Canadian Imperial Bank of Commerce
5.77%, 6/12/24	150,000	150,165
National Bank of Kuwait (New York)
5.75%, 1/19/24	130,000	130,000
Natixis (New York Branch)
5.94%, 6/14/24	25,000	25,042
Natixis SA
6.02%, 10/2/24	25,000	25,115
Qatar National Bank
6.20%, 9/23/24	125,000	119,632
Skandinaviska Enskilda Banken AB
6.01%, 8/9/24	102,000	102,326
Svenska Handelsbanken AB (New York)
5.89%, 7/24/24	100,000	100,285
Swedbank AB (New York)
6.01%, 8/9/24	75,000	75,268
Toronto-Dominion Bank,
5.80%, 5/16/24 - 7/15/24	86,000	86,076
5.88%, 6/14/24	75,000	75,136
6.00%, 9/20/24	25,000	25,116
Westpac Banking Corp.
5.58%, 3/8/24	4,310	4,310
		1,144,025
Total Certificates of Deposit (Cost $1,463,952)		1,466,831

Commercial Paper (a) (32.2%)
Asset-Backed Diversified Financial Services (2.6%)
Bay Square Funding LLC
6.05%, 9/18/24	50,000	48,117
Chariot Funding LLC
5.40%, 1/22/24	150,000	149,464
Collateralized Commercial Paper V Co. LLC
6.03%, 6/28/24	10,000	10,021
Starbird Funding Corp.
5.93%, 7/12/24 (b)	35,000	34,004
Versailles Commercial Paper LLC
5.69%, 3/15/24	50,000	49,414
		291,020
Automobile (2.7%)
American Honda Finance Corp.,
5.76%, 3/13/24	10,000	9,882
5.77%, 3/18/24 - 3/19/24	65,000	64,175
General Motors Financial Co., Inc.,
6.01%, 6/11/24	49,000	47,747
6.02%, 6/17/24	50,000	48,678
Toyota Motor Credit Corp.
5.91%, 6/28/24	35,000	34,083
VW Credit, Inc.
6.05%, 6/24/24	106,000	103,098
		307,663
Chemicals (1.3%)
Air Liquide US LLC
5.49%, 3/5/24	50,000	49,503
Nutrien Ltd.,
5.69%, 2/9/24	15,000	14,901
5.86%, 3/19/24	88,000	86,893
		151,297
Communications (0.2%)
AT&T, Inc.
5.80%, 2/23/24	21,625	21,438

Computer Technology (0.9%)
Apple, Inc.
5.32%, 1/4/24	107,000	106,906

Consumer, Non-Cyclical (2.3%)
LVMH Moet Hennessy Louis Vuitton,
5.51%, 12/9/24 (b)	12,000	11,405
5.77%, 10/28/24	15,000	14,381
5.78%, 6/6/24 - 6/7/24	85,000	83,031
5.79%, 11/26/24	20,500	19,583
5.81%, 11/6/24	50,000	47,882
5.83%, 6/13/24 (b)	22,000	21,472
5.93%, 10/11/24	42,500	40,834
5.94%, 10/16/24	16,000	15,363
		253,951
Diversified Financial Services (0.2%)
Siemens Capital Co. LLC
5.81%, 10/2/24	20,000	19,244

Domestic Banks (4.3%)
HSBC USA, Inc.,
5.99%, 12/6/24	27,000	25,612
6.11%, 12/9/24 (b)	65,000	61,632
6.27%, 11/22/24	125,000	118,815
6.28%, 11/21/24	114,000	108,375
6.29%, 11/27/24	35,000	33,244
6.39%, 7/12/24	25,000	24,258
6.47%, 8/22/24	14,250	13,740
6.48%, 8/20/24 (b)	48,000	46,298
6.51%, 7/26/24	50,000	48,417
		480,391
Finance (1.5%)
Barclays Capital, Inc.,
5.98%, 11/5/24	50,000	47,805
6.14%, 10/4/24	50,000	48,015
6.15%, 7/24/24	30,000	29,089
6.18%, 9/13/24	47,250	45,502
		170,411
Health Care Services (0.2%)
Catholic Health Initiatives
5.92%, 6/4/24	28,864	28,086

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (cont'd)
Insurance (0.8%)
Pricoa Short Term Funding LLC,
5.92%, 6/17/24	$75,000	$73,125
5.94%, 7/17/24	23,000	22,331
		95,456
International Banks (15.2%)
Australia & New Zealand Banking Group Ltd.
5.85%, 4/22/24	4,000	3,932
Bank Montreal
5.40%, 1/9/24	400,000	399,352
Barclays Bank PLC
5.98%, 7/9/24 (b)	10,000	9,719
BPCE SA
5.32%, 12/13/24	75,000	71,368
DNB Bank ASA
5.90%, 7/16/24	25,000	24,287
Federation des Caisses Desjardins
5.41%, 1/17/24	358,000	356,993
Lloyds Bank PLC,
5.94%, 10/11/24	19,000	18,228
5.95%, 6/28/24	4,000	3,894
Macquarie Bank Ltd.,
0.00%, 12/13/24	3,000	2,855
5.99%, 5/10/24	20,000	19,599
6.07%, 9/20/24	75,000	72,152
National Australia Bank Ltd.
5.94%, 9/12/24	75,000	72,321
Oversea-Chinese Banking Corp.
5.63%, 3/26/24 - 3/27/24	110,000	108,544
Societe Generale SA,
5.62%, 2/26/24 (b)	15,000	14,878
5.71%, 12/2/24 (b)	268,750	255,245
6.38%, 7/1/24 (b)	80,000	77,859
Suncorp-Metway Ltd.,
5.86%, 5/6/24	50,000	48,993
5.89%, 4/22/24 (b)	10,000	9,820
Toronto-Dominion Bank
6.00%, 8/23/24	52,500	50,731
UBS AG London,
5.85%, 11/19/24	10,000	9,551
6.13%, 7/31/24	13,000	12,593
Westpac Banking Corp.
5.93%, 9/6/24	70,000	67,531
		1,710,445
Total Commercial Paper (Cost $3,631,789)		3,636,308

Corporate Bonds (3.3%)
Automobile (0.3%)
Hyundai Capital America,
3.40%, 6/20/24 (b)	20,525	20,284
5.82%, 9/17/24 (b)	7,000	6,779
		27,063
Communications (0.1%)
AT&T, Inc.
0.90%, 3/25/24	12,766	12,627

Finance (1.3%)
American Express Co.
3.00%, 10/30/24	145,130	142,708

Insurance (0.0%)‡
Equitable Financial Life Global Funding
1.10%, 11/12/24 (b)	2,857	2,751

International Banks (1.6%)
Banco Santander SA
2.71%, 6/27/24	4,915	4,851
Bank of Montreal
4.25%, 9/14/24	107,269	106,315
Bank of Nova Scotia
0.70%, 4/15/24	7,000	6,906
Federation des Caisses Desjardins du Quebec
0.70%, 5/21/24 (b)	3,583	3,516
Royal Bank of Canada, MTN
5.66%, 10/25/24	37,641	37,748
Sumitomo Mitsui Trust Bank Ltd.
0.85%, 3/25/24 (b)	11,353	11,238
UBS AG London
1.38%, 1/13/25 (b)	12,000	11,539
		182,113
Total Corporate Bonds (Cost $365,630)		367,262

Floating Rate Notes (c) (35.9%)
Automobile (2.4%)
American Honda Finance Corp.,
MTN
SOFR + 0.70%, 6.10%, 11/22/24	123,620	123,833
General Motors Financial Co., Inc.,
SOFR + 0.62%, 6.08%, 10/15/24	2,506	2,502
Toyota Motor Credit Corp.,
MTN
SOFR + 0.50%, 5.89%, 12/9/24	150,000	150,136
		276,471
Diversified Financial Services (4.0%)
Caterpillar Financial Services,
MTN
SOFR + 0.45%, 5.86%, 1/6/25	300,000	300,150
Mizuho Markets Cayman LP,
MTN
SOFR + 0.55%, 5.95%, 9/23/24	75,000	75,026
SOFR + 0.60%, 6.01%, 3/20/24 (b)	75,000	75,071
		450,247
Domestic Banks (3.6%)
Citibank NA,
SOFR + 0.60%, 5.99%, 10/29/24	90,000	90,135
SOFR + 0.68%, 6.07%, 6/12/24	55,000	55,104
Wells Fargo Bank NA,
SOFR + 0.60%, 5.99%, 11/1/24	150,000	150,227
SOFR + 0.65%, 6.05%, 7/3/24	114,500	114,724
		410,190

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (c) (cont'd)
Finance (1.9%)
American Express Co.,
SOFR + 0.72%, 6.17%, 5/3/24	$11,961	$11,969
Citigroup, Inc.,
SOFR + 0.69%, 6.14%, 10/30/24	127,414	127,501
J.P Morgan Securities LLC,
SOFR + 0.65%, 6.04%, 6/7/24 (b)	70,000	70,112
		209,582
International Banks (24.0%)
Banco Santander SA,
SOFR + 1.24%, 6.67%, 5/24/24	9,441	9,471
Bank of Montreal,
MTN
SOFR + 0.32%, 5.78%, 7/9/24	5,370	5,366
SOFR + 0.71%, 6.12%, 3/8/24	35,380	35,402
Bank of Nova Scotia,
MTN
SOFR + 0.96%, 6.37%, 3/11/24	15,361	15,374
Canadian Imperial Bank of Commerce,
SOFR + 0.66%, 5.99%, 6/7/24	140,000	140,296
SOFR + 0.70%, 6.03%, 4/5/24	165,000	165,291
Deutsche Bank AG NY,
SOFR + 0.57%, 5.96%, 9/16/24	250,000	250,248
Federation des Caisses Desjardins du Quebec,
SOFR + 0.43%, 5.86%, 5/21/24 (b)	5,000	4,998
Goldman Sachs Group, Inc.,
SOFR + 0.51%, 5.91%, 9/10/24	55,317	55,235
SOFR + 0.49%, 5.94%, 10/21/24	285,270	284,950
SOFR + 0.49%, 5.94%, 10/21/24	8,314	8,303
MTN
SOFR + 1.56%, 6.94%, 11/23/24	23,000	22,994
Macquarie Bank Ltd.,
SOFR + 0.52%, 5.91%, 8/2/24 (b)	85,000	85,100
SOFR + 0.53%, 5.92%, 7/25/24 (b)	200,000	200,251
Mizuho Bank Ltd.,
SOFR + 0.56%, 5.95%, 3/14/24	100,000	100,088
SOFR + 0.60%, 5.99%, 2/26/24	175,000	175,135
Natixis SA,
SOFR + 0.50%, 5.90%, 7/1/24	250,000	250,325
Nordea Bank AB,
SOFR + 0.50%, 5.90%, 3/18/24 (b)	40,000	40,032
Nordea Bank ABP (New York Branch),
SOFR + 0.50%, 5.90%, 3/12/24 - 3/18/24	125,000	125,097
SOFR + 0.51%, 5.91%, 3/15/24	50,000	50,040
Royal Bank of Canada,
MTN
SOFR + 0.30%, 5.75%, 1/19/24	1,045	1,045
Skandinaviska Enskilda Banken AB,
SOFR + 0.65%, 6.04%, 6/12/24 (b)	131,000	131,232
Societe Generale SA,
SOFR + 0.68%, 6.08%, 6/27/24 (b)	35,000	35,080
Sumitomo Mitsui Banking Corp.,
SOFR + 0.58%, 5.98%, 2/23/24	18,000	18,012
SOFR + 0.70%, 6.10%, 6/6/24	100,000	100,194
Svenska Handelsbanken AB,
SOFR + 0.67%, 6.06%, 4/5/24	183,000	183,278
Toronto-Dominion Bank,
SOFR + 0.35%, 5.76%, 9/10/24	2,309	2,310
SOFR + 0.91%, 6.32%, 3/8/24	25,189	25,219
MTN
SOFR + 0.36%, 5.77%, 3/4/24	41,413	41,403
UBS AG London,
5.77%, 6/5/24 (b)	150,000	150,039
		2,711,808
Total Floating Rate Notes (Cost $4,053,382)		4,058,298

Repurchase Agreements (15.2%)
Bank of America Securities, Inc., (5.82% (c), dated 10/27/23, due 3/28/24; proceeds $230,565; fully collateralized by various Common Stocks and Prederred Stocks; valued at $236,250) (Demand 1/2/24) (d)	225,000	225,000
BMO Capital Markets Corp., (5.42%, dated 12/29/23, due 1/2/24; proceeds $1,001; fully collateralized by a Corporate Bond, 2.50% due 1/9/25; valued at $1,050)	1,000	1,000
BNP Paribas SA, (5.53% (c), dated 6/29/22, due 1/5/24; proceeds $249,608; fully collateralized by various Corporate Bonds, 3.15% - 10.88% due 2/1/25 - 12/31/79; valued at $243,954) (Demand 1/2/24) (d)	230,000	230,000
Citigroup Global Markets, Inc., (6.03% (c), dated 11/14/22, due 4/2/24; proceeds $216,918; fully collateralized by various Corporate Bonds, 2.65% - 13.38% due 4/1/24 - 7/15/48; valued at $212,002) (Demand 1/2/24) (d)	200,000	200,000
ING Financial Markets LLC, (5.40%, dated 12/29/23, due 1/2/24; proceeds $5,003; fully collateralized by various Corporate Bonds, 3.30% - 6.00% due 11/15/24 - 12/31/79; valued at $5,250)	5,000	5,000
JP Morgan Securities LLC, (5.57% (c), dated 11/17/21, due 1/5/24; proceeds $78,437; fully collateralized by various Convertable Bonds 0.00% - 3.88% due 1/15/24 - 3/15/26; Common Stocks and Preferred Stocks; valued at $75,494) (Demand 1/2/24) (d)	70,000	70,000
JP Morgan Securities LLC, (5.77% (c), dated 1/5/23, due 3/28/24; proceeds $310,823; fully collateralized by various Corporate Bonds, 2.40% - 11.75% due 1/27/25 - 6/4/81; valued at $308,977) (Demand 1/2/24) (d)	290,000	290,000
JP Morgan Securities LLC, (5.74% (c), dated 12/18/23, due 3/28/24; proceeds $101,610; fully collateralized by various Corporate Bonds, 3.38% - 10.50% due 4/30/25 - 11/15/31; valued at $106,254) (Demand 1/2/24)	100,000	100,000

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Mizuho Securities USA LLC, (5.70%, dated 12/15/23, due 3/14/24; proceeds $50,713; fully collateralized by a Corporate Bond, 11% due 9/15/26; valued at $53,000)	$50,000	$50,000
MUFG Securities Americas, Inc., (5.38%, dated 12/29/23, due 1/2/24; proceeds $284,170; fully collateralized by various Common Stocks; valued at $298,378) (d)	284,000	284,000
MUFG Securities Americas, Inc., (5.37%, dated 12/29/23, due 1/2/24; proceeds $83,050; fully collateralized by various Corporate Bonds, 1.45% - 8.94% due 3/28/24 - 12/31/79; valued at $87,202)	83,000	83,000
Pershing LLC, (5.64%, dated 12/29/23, due 1/2/24; proceeds $25,016; fully collateralized by various Corporate Bonds, 3.00% - 11.50% due 2/1/24 - 12/31/79; valued at $26,406) (d)	25,000	25,000
Societe Generale SA, (5.47%, dated 12/29/23, due 1/2/24; proceeds $150,091; fully collateralized by various Corporate Bonds, 3.38% - 12.25% due 12/1/24 - 6/4/81; valued at $159,097) (d)	150,000	150,000
Total Repurchase Agreements (Cost $1,713,000)		1,713,000
Total Investments (99.6%) (Cost $11,227,753) (e)		11,241,699
Other Assets in Excess of Liabilities (0.4%)		49,093
Net Assets (100.0%)		$11,290,792

‡	Amount is less than 0.05%.
(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2023.
(e)	At December 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,793,000 and the aggregate gross unrealized depreciation is approximately $847,000, resulting in net unrealized appreciation of approximately $13,946,000.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	36.1%
Commercial Paper	32.3
Repurchase Agreements	15.2
Certificates of Deposit	13.1
Other*	3.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$112,333	$—	$112,333
Asset-Backed Securities	—	68,297	—	68,297
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,095	—	2,095
Commercial Mortgage-Backed Securities	—	72,327	—	72,327
Corporate Bonds	—	135,732	—	135,732
Mortgages - Other	—	44,403	—	44,403
Municipal Bonds	—	4,574	—	4,574
Sovereign	—	5,385	—	5,385
Supranational	—	1,060	—	1,060
U.S. Treasury Securities	—	60,579	—	60,579
Total Fixed Income Securities	—	506,785	—	506,785
Short-Term Investments
Investment Company	56,448	—	—	56,448
U.S. Treasury Securities	—	46,905	—	46,905
Total Short-Term Investments	56,448	46,905	—	103,353
Foreign Currency Forward Exchange Contracts	—	944	—	944
Futures Contracts	5,915	—	—	5,915
Total Assets	$62,363	$554,634	$—	$616,997
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,125)	—	(1,125)
Total	$62,363	$553,509	$—	$615,872

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Commercial Mortgage-Backed Securities	$—	$2,418	$—	$2,418
Corporate Bonds	—	108,436	—	108,436
Sovereign	—	281	—	281
Total Fixed Income Securities	—	111,135	—	111,135
Short-Term Investments
Investment Company	6,261	—	—	6,261
U.S. Treasury Security	—	1,836	—	1,836
Total Short-Term Investments	6,261	1,836	—	8,097
Foreign Currency Forward Exchange Contract	—	1	—	1
Futures Contracts	1,200	—	—	1,200
Total Assets	$7,461	$112,972	$—	$120,433
Liabilities:
Foreign Currency Forward Exchange Contract	—	(5)	—	(5)
Futures Contracts	(582)	—	—	(582)
Total Liabilities	(582)	(5)	—	(587)
Total	$6,879	$112,967	$—	$119,846

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$17,574	$—	$—	$17,574
Broadline Retail	68,046	—	—	68,046
Chemicals	3,554	—	—	3,554
Entertainment	63,713	—	—	63,713
Financial Services	87,352	39,127	—	126,479
Ground Transportation	9,162	—	—	9,162
Health Care Equipment & Supplies	5,905	—	—	5,905
Health Care Providers & Services	36,609	—	—	36,609
Health Care Technology	16,173	—	—	16,173
Hotels, Restaurants & Leisure	70,503	—	—	70,503
Information Technology Services	132,971	—	—	132,971
Leisure Products	16,775	—	—	16,775
Life Sciences Tools & Services	15,867	—	—	15,867
Media	55,884	—	—	55,884
Pharmaceuticals	42,114	—	—	42,114
Software	204,371	—	—	204,371
Specialty Retail	55,775	—	—	55,775
Total Common Stocks	902,348	39,127	—	941,475
Preferred Stock
Software	—	—	30,899	30,899
Investment Company	26,450	—	—	26,450
Warrants	21	—	—	21
Call Options Purchased	—	502	—	502
Short-Term Investments
Investment Company	18,916	—	—	18,916
Repurchase Agreements	—	222	—	222
Total Short-Term Investments	18,916	222	—	19,138
Total Assets	$947,735	$39,851	$30,899	$1,018,485

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)
Beginning Balance	$31,817
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(918)
Realized gains (losses)	—
Ending Balance	$30,899
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2023	$(918)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2023:

Discovery	Fair Value at December 31, 2023 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$30,899	Market Transaction Method	Transaction Price	$71.38	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Dynamic Value
Assets:
Common Stocks	$125,379	(1)	$—	$—	$125,379
Short-Term Investment
Investment Company	6,683		—	—	6,683
Total Return Swap Agreement	—		2,894	—	2,894
Total Assets	$132,062		$2,894	$—	$134,956
Liabilities:
Total Return Swap Agreement	—		(2,408)	—	(2,408)
Total	$132,062		$486	$—	$132,548

(1)	The level classification by major category of investments is the same as the category presentation in the of Investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$21,492		$—		$21,492
Asset-Backed Securities	—	2,761		—		2,761
Commercial Mortgage-Backed Securities	—	2,652		—		2,652
Corporate Bonds	—	50,712		—		50,712
Mortgages - Other	—	6,188		—		6,188
Municipal Bond	—	270		—		270
Sovereign	—	125,659		—		125,659
Supranational	—	3,965		—		3,965
U.S. Treasury Securities	—	35,877		—		35,877
Total Fixed Income Securities	—	249,576		—		249,576
Common Stocks
Aerospace & Defense	2,387	1,090		—		3,477
Air Freight & Logistics	812	161		—		973
Automobile Components	200	166		—		366
Automobiles	2,372	1,219		—		3,591
Banks	8,910	14,454		—		23,364
Beverages	2,376	892		—		3,268
Biotechnology	2,591	747		—		3,338
Broadline Retail	4,409	494		—		4,903
Building Products	720	548		—		1,268
Capital Markets	4,757	1,279		—		6,036
Chemicals	2,067	1,924		—		3,991
Commercial Services & Supplies	908	179		—		1,087
Communications Equipment	954	175		—		1,129
Construction & Engineering	251	559		—		810
Construction Materials	170	586		—		756
Consumer Finance	616	—		—		616
Consumer Staples Distribution & Retail	2,689	744		—		3,433
Containers & Packaging	310	84		—		394
Distributors	136	21		—		157
Diversified Consumer Services	—	57		—		57
Diversified REITs	39	138		—		177
Diversified Telecommunication Services	1,210	1,508		—		2,718
Electric Utilities	2,309	1,543		—		3,852
Electrical Equipment	862	1,140		—		2,002
Electronic Equipment, Instruments & Components	887	—		—		887
Energy Equipment & Services	402	40		—	†	442	†
Entertainment	1,673	23		—		1,696
Financial Services	4,480	777		—		5,257
Food Products	1,195	2,251		—		3,446
Gas Utilities	91	199		—		290
Ground Transportation	2,078	52		—		2,130
Health Care Equipment & Supplies	3,193	1,010		—		4,203
Health Care Providers & Services	3,347	231		—		3,578
Health Care REITs	219	—		—		219
Health Care Technology	86	1		—		87
Hotel & Resort REITs	38	—		—		38
Hotels, Restaurants & Leisure	2,910	974	†	—		3,884	†
Household Durables	417	143		—		560
Household Products	1,740	187		—		1,927
Independent Power & Renewable Electricity Producers	136	228		—		364

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont’d)
Industrial Conglomerates	$949	$980		$—		$1,929
Industrial REITs	348	299		—		647
Information Technology Services	2,422	181		—		2,603
Insurance	4,282	2,387		—		6,669
Interactive Media & Services	6,776	188		—		6,964
Investment Company	—	—	†	—		—	†
Leisure Products	31	—		—		31
Life Sciences Tools & Services	1,860	300		—		2,160
Machinery	2,536	1,141		—		3,677
Marine Transportation	—	171		—		171
Media	924	260		—		1,184
Metals & Mining	1,488	2,384	†	—		3,872	†
Multi-Utilities	940	810		—		1,750
Office REITs	90	55		—		145
Oil, Gas & Consumable Fuels	7,609	1,680		—		9,289
Paper & Forest Products	24	251		—		275
Passenger Airlines	42	75		—		117
Personal Care Products	834	802		—		1,636
Pharmaceuticals	8,408	2,512		—		10,920
Professional Services	1,614	475		—		2,089
Real Estate Management & Development	239	599		—		838
Residential REITs	479	—		—		479
Retail REITs	327	274		—		601
Semiconductors & Semiconductor Equipment	9,577	1,854		—		11,431
Software	14,196	451		—		14,647
Specialized REITs	1,324	—		—		1,324
Specialty Retail	2,355	389		—		2,744
Tech Hardware, Storage & Peripherals	8,869	76		—		8,945
Textiles, Apparel & Luxury Goods	1,974	1,020		—		2,994
Tobacco	927	99		—		1,026
Trading Companies & Distributors	579	374		—		953
Transportation Infrastructure	—	301		—		301
Water Utilities	120	102		—		222
Wireless Telecommunication Services	434	273		—		707
Total Common Stocks	147,524	56,587	†	—	†	204,111	†
Right	—	—	@	—		—	@
Warrants	—	1		—		1
Short-Term Investments
Commercial Paper	—	6,165		—		6,165
Investment Company	83,391	—		—		83,391
U.S. Treasury Securities	—	15,698		—		15,698
Total Short-Term Investments	83,391	21,863		—		105,254
Foreign Currency Forward Exchange Contracts	—	1,467		—		1,467
Futures Contracts	1,758	—		—		1,758
Interest Rate Swap Agreements	—	369		—		369
Total Return Swap Agreements	—	12,260		—		12,260
Total Assets	$232,673	$342,123	†	$—	†	$574,796	†

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(1,191)	$—		$(1,191)
Futures Contracts	(1,440)	—	—		(1,440)
Total Return Swap Agreements	—	(4,897)	—		(4,897)
Total Liabilities	(1,440)	(6,088)	—		(7,528)
Total	$231,233	$336,035 †	$—	†	$567,268 †

†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2023	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$106,122		$—	$106,122
Variable Rate Senior Loan Interests	—	2,023		—	2,023
Total Fixed Income Securities	—	108,145		—	108,145
Common Stocks
Automobile Components	—	—	†	—	—	†
Diversified REITs	—	3		—	3
Machinery	—	—		75	75
Semiconductors & Semiconductor Equipment	—	13		—	13
Total Common Stocks	—	16	†	75	91	†
Short-Term Investment
Investment Company	1,262	—		—	1,262
Total Assets	$1,262	$108,161	†	$75	$109,498	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)
Beginning Balance	$72
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	3
Realized gains (losses)	—
Ending Balance	$75
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2023	$3

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2023:

High Yield	Fair Value at December 31, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$75	Market Comparable Companies	Enterprise Value/EBITDA	2.7x	Increase
			Enterprise Value/Revenue	0.32x	Increase
			Discount for Lack of Marketability	30.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$404	$—	$404
Agency Fixed Rate Mortgages	—	335	—	335
Asset-Backed Securities	—	53,297	—	53,297
Collateralized Mortgage Obligations - Agency Collateral Series	—	739	—	739
Commercial Mortgage-Backed Securities	—	21,116	—	21,116
Corporate Bonds	—	224,548	—	224,548
Mortgages - Other	—	35,090	—	35,090
Sovereign	—	3,212	—	3,212
Total Fixed Income Securities	—	338,741	—	338,741
Short-Term Investments
Investment Company	15,166	—	—	15,166
U.S. Treasury Security	—	1,507	—	1,507
Total Short-Term Investments	15,166	1,507	—	16,673
Future Contract	1,210	—	—	1,210
Total Assets	$16,376	$340,248	$—	$356,624
Liabilities:
Futures Contracts	(799)	—	—	(799)
Total	$15,577	$340,248	$—	$355,825

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Municipal Income
Assets:
Municipal Bonds	$—	$141,217	$—	$141,217
Total Assets	$—	$141,217	$—	$141,217

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2023 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Ultra-Short Income
Assets:
Certificates of Deposit	$—	$1,466,831	$—	$1,466,831
Commercial Paper	—	3,636,308	—	3,636,308
Corporate Bonds	—	367,262	—	367,262
Floating Rate Notes	—	4,058,298	—	4,058,298
Repurchase Agreements	—	1,713,000	—	1,713,000
Total Assets	$—	$11,241,699	$—	$11,241,699

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.